TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2020

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2020; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	503,002	$6,397,273	$3,854,284	$2,775,182
Diversified Bond Class I *	8,065,012	98,187,432	15,969,420	15,854,392
Diversified Bond Class P *	27,355	451,002	507,788	84,194
Floating Rate Income Class I *	2,102,277	27,712,971	3,191,816	9,304,642
Floating Rate Income Class P *	451	6,039	6,246	443
High Yield Bond Class I *	8,284,009	77,713,361	23,222,040	27,212,455
High Yield Bond Class P *	5,165	53,219	82,454	34,588
Inflation Managed Class I *	5,691,185	71,121,322	4,255,421	10,438,432
Inflation Managed Class P *	2,748	39,125	39,480	1,176
Managed Bond Class I *	20,048,978	299,302,608	41,830,763	20,064,825
Managed Bond Class P *	9,326	154,108	197,138	46,593
Short Duration Bond Class I *	10,092,074	108,534,309	35,503,838	17,533,448
Short Duration Bond Class P *	24,643	276,594	368,662	97,149
Emerging Markets Debt Class I *	454,814	5,900,887	905,365	5,093,019
Emerging Markets Debt Class P *	792	10,455	10,339	564
Dividend Growth Class I *	3,278,109	96,110,494	5,698,584	8,268,905
Dividend Growth Class P *	6,156	198,834	261,810	91,564
Equity Index Class I *	10,127,152	939,526,009	66,795,250	86,159,775
Equity Index Class P *	29,189	2,807,926	2,787,218	467,979
Focused Growth Class I *	891,001	46,892,950	1,433,775	9,312,322
Growth Class I *	6,130,522	322,375,289	21,254,025	69,336,279
Growth Class P *	12,632	719,664	854,964	213,684
Large-Cap Growth Class I *	4,576,865	93,758,920	13,413,141	13,153,701
Large-Cap Value Class I *	5,026,678	137,100,966	9,941,203	11,058,511
Large-Cap Value Class P *	4,849	145,690	217,767	90,257
Main Street® Core Class I *	4,155,307	223,326,132	1,570,279	23,657,605
Main Street® Core Class P *	1,539	92,415	93,333	14,382
Mid-Cap Equity Class I *	5,446,666	159,926,403	13,217,139	20,191,470
Mid-Cap Growth Class I *	3,652,574	100,338,646	32,452,387	49,819,763
Mid-Cap Growth Class P *	4,064	122,860	156,367	46,707
Mid-Cap Value Class I *	735,625	15,873,372	2,537,658	1,895,115
Mid-Cap Value Class P *	1,410	45,172	54,721	16,197
Small-Cap Equity Class I *	1,147,512	27,410,277	3,506,528	2,920,466
Small-Cap Equity Class P *	5,095	159,298	130,812	17,722
Small-Cap Growth Class I *	1,063,913	34,983,004	1,291	2,510,384
Small-Cap Index Class I *	8,367,855	258,078,091	7,188,990	27,460,354
Small-Cap Index Class P *	18,949	594,521	640,457	184,112
Small-Cap Value Class I *	3,103,437	70,537,123	7,387,592	7,898,161
Small-Cap Value Class P *	3,864	107,321	111,534	33,499
Value Class I *	3,666,981	58,984,345	3,798,094	3,940,260
Value Class P *	3,207	59,227	89,034	37,093
Value Advantage Class I *	338,945	6,437,848	2,014,565	1,445,613
Value Advantage Class P *	10,010	193,058	272,822	106,764
Emerging Markets Class I *	7,764,158	187,391,115	7,321,169	21,071,161
Emerging Markets Class P *	10,969	275,214	344,978	117,223
International Large-Cap Class I *	19,864,346	238,444,596	12,251,425	12,443,999
International Large-Cap Class P *	17,224	223,134	274,280	86,179
International Small-Cap Class I *	3,380,520	39,428,981	3,879,221	12,421,117
International Small-Cap Class P *	4,557	73,561	68,056	7,020
International Value Class I *	10,498,713	124,416,979	8,776,097	9,754,701
Health Sciences Class I *	1,566,088	90,203,681	6,039,690	9,381,172
Health Sciences Class P *	7,591	480,990	462,638	11,232
Real Estate Class I *	2,931,757	83,446,925	7,757,066	14,219,547
Real Estate Class P *	725	21,610	28,433	8,971

See Notes to Financial Statements	See explanation of symbol on page SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2020

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Technology Class I *	3,665,012	$53,209,191	$15,327,016	$8,649,491
Technology Class P *	24,306	448,532	445,897	36,239
PSF DFA Balanced Allocation Class D *	701,894	10,558,162	2,482,812	1,861,031
PSF DFA Balanced Allocation Class P *	4,847	73,136	81,119	15,085
Pacific Dynamix - Conservative Growth Class I *	788,461	15,366,499	2,262,760	783,169
Pacific Dynamix - Conservative Growth Class P *	25,604	500,162	542,116	98,338
Pacific Dynamix - Moderate Growth Class I *	2,778,789	70,043,042	5,646,190	9,378,271
Pacific Dynamix - Moderate Growth Class P *	41,549	1,049,750	1,132,504	255,166
Pacific Dynamix - Growth Class I *	3,596,828	103,751,137	11,973,400	7,003,067
Pacific Dynamix - Growth Class P *	103,338	2,987,786	2,954,124	645,805
Portfolio Optimization Conservative Class I *	1,163,540	17,437,309	2,402,358	2,684,299
Portfolio Optimization Conservative Class P *	443	6,656	7,091	590
Portfolio Optimization Moderate-Conservative Class I *	3,234,891	54,135,746	1,404,132	5,713,684
Portfolio Optimization Moderate-Conservative Class P *	960	16,100	14,789	70
Portfolio Optimization Moderate Class I *	13,676,323	251,587,592	5,788,397	23,263,543
Portfolio Optimization Moderate Class P *	14,129	260,533	251,781	5,385
Portfolio Optimization Growth Class I *	19,116,174	382,080,955	11,503,447	23,065,157
Portfolio Optimization Growth Class P *	49,377	989,232	908,907	17,011
Portfolio Optimization Aggressive-Growth Class I *	9,068,252	187,292,417	6,194,778	10,744,701
Portfolio Optimization Aggressive-Growth Class P *	16,902	349,916	426,288	134,990
Invesco Oppenheimer V.I. Global Series I	4,805	250,437	267,205	44,793
Invesco Oppenheimer V.I. Global Series II	332,248	17,064,265	3,729,116	3,449,595
Invesco Oppenheimer V.I. Main Street Small Cap Series I	118,247	3,242,332	2,109,668	289,585
Invesco V.I. International Growth Series I	5,920	251,734	291,450	63,283
Invesco V.I. International Growth Series II	819,748	34,331,056	4,926,741	4,855,874
American Century VP Mid Cap Value Class I	8,356	171,629	178,903	21,885
American Century VP Mid Cap Value Class II	1,755,836	36,117,551	4,447,378	3,001,180
American Funds IS Asset Allocation Class 2	122,094	3,200,087	3,322,570	470,101
American Funds IS Asset Allocation Class 4	3,361,459	87,599,612	10,380,453	5,925,039
American Funds IS Growth Class 2	12,095	1,441,353	1,423,194	275,826
American Funds IS Growth Class 4	1,166,755	136,790,311	8,016,684	9,059,762
American Funds IS Growth-Income Class 2	17,167	938,359	990,258	153,932
American Funds IS Growth-Income Class 4	2,032,279	109,722,749	7,661,867	9,327,121
American Funds IS High-Income Bond Class 2	9,810	94,272	121,189	30,632
American Funds IS International Class 2	15,508	365,052	401,900	113,551
American Funds IS New World Fund® Class 2	8,354	261,060	284,632	74,395
BlackRock® 60/40 Target Allocation ETF V.I. Class I	732,193	10,045,686	6,821,997	937,523
BlackRock® Basic Value V.I. Class III	1,586,297	21,351,562	2,057,069	1,160,527
BlackRock® Global Allocation V.I. Class I	24,812	483,579	544,360	101,155
BlackRock® Global Allocation V.I. Class III	4,551,051	74,136,627	8,948,813	6,200,718
BNY Mellon VIF Appreciation Service Shares	37,385	1,742,139	954,777	666,997
DFA VA International Value	7,218	85,032	97,610	26,439
DFA VA U.S. Large Value	9,575	253,934	275,611	50,568
DFA VA U.S. Targeted Value	7,251	133,495	133,268	9,644
Fidelity® VIP Bond Index Service Class 2	24,011	271,803	290,296	18,748
Fidelity® VIP Contrafund® Initial Class	6,083	293,026	263,721	26,187
Fidelity® VIP Contrafund® Service Class 2	1,613,702	75,408,300	3,201,066	7,510,006
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	130,867	1,854,381	847,844	717,324
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	194,178	2,726,264	421,286	281,019
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	473,744	7,068,258	1,351,756	2,655,748
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	860,895	14,368,333	2,210,931	2,446,839
Fidelity® VIP Freedom 2030 PortfolioSM Initial Class	6,233	104,900	101,072	4,958
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	896,744	15,002,529	2,020,768	1,780,307
Fidelity® VIP Freedom 2035 PortfolioSM Initial Class	7,191	196,612	183,178	7,227
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	521,439	14,136,202	2,869,201	1,756,926
Fidelity® VIP Freedom 2045 PortfolioSM Initial Class	5,417	141,337	139,796	9,006
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	483,907	12,533,193	2,201,384	1,377,460
Fidelity® VIP Freedom Income PortfolioSM Initial Class	5,156	65,689	80,499	16,261

See Notes to Financial Statements	See explanation of symbol on page SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2020

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	215,684	$2,734,873	$2,472,191	$1,324,893
Fidelity® VIP Government Money Market Service Class	235,739,026	235,739,026	260,472,205	186,745,746
Fidelity® VIP Growth Service Class 2	232,966	23,431,713	9,761,807	2,546,058
Fidelity® VIP International Index Service Class 2	17,593	192,121	227,866	68,091
Fidelity® VIP Mid Cap Initial Class	14,380	556,783	520,912	104,298
Fidelity® VIP Mid Cap Service Class 2	1,016,972	37,922,891	3,561,251	3,056,960
Fidelity® VIP Total Market Index Service Class 2	19,531	274,414	474,063	236,395
Fidelity® VIP Value Strategies Service Class 2	488,016	6,676,059	1,546,397	981,705
Templeton Foreign VIP Class 1	11,624	157,744	201,935	62,438
Templeton Foreign VIP Class 2	1,714,610	22,770,018	4,058,888	1,362,018
Templeton Global Bond VIP Class 1	6,516	94,414	133,660	37,622
Templeton Global Bond VIP Class 2	2,066,249	28,555,566	5,362,215	13,619,350
Janus Henderson Enterprise Institutional Shares	1,098	103,470	98,784	9,768
Janus Henderson Enterprise Service Shares	429,564	37,569,639	6,643,061	6,399,250
Janus Henderson Overseas Institutional Shares	563	21,529	19,071	982
Janus Henderson Overseas Service Shares	505,990	18,509,123	1,531,301	1,989,838
Lazard Retirement Global Dynamic Multi-Asset Service Shares	111,143	1,503,769	161,222	121,605
Lazard Retirement International Equity Service Shares	164,623	1,748,300	811,064	219,409
ClearBridge Variable Aggressive Growth - Class I	1,521	45,692	61,593	16,674
ClearBridge Variable Aggressive Growth - Class II	831,653	24,525,454	3,612,102	2,889,407
ClearBridge Variable Mid Cap - Class I	2,953	75,643	116,705	53,303
ClearBridge Variable Mid Cap - Class II	558,805	14,238,341	8,201,458	16,385,370
Western Asset Variable Global High Yield Bond - Class II	88,643	680,778	309,032	151,340
Lord Abbett Bond Debenture Class VC	1,842,088	23,007,678	7,429,084	3,972,232
Lord Abbett Developing Growth Class VC	942,763	44,479,562	23,607,826	14,530,399
Lord Abbett Fundamental Equity Class VC	351,770	5,842,895	435,660	1,065,121
Lord Abbett Total Return Class VC	3,462,268	60,070,343	10,181,785	6,744,312
M Capital Appreciation	2,452,200	70,549,797	6,700,667	7,042,610
M International Equity	5,778,002	77,020,766	10,483,682	6,017,214
M Large Cap Growth	2,117,644	70,898,715	10,357,630	9,858,927
M Large Cap Value	2,404,013	28,896,234	4,352,645	2,649,422
MFS® New Discovery Series - Initial Class	13,168	355,012	392,891	121,452
MFS® New Discovery Series - Service Class	1,260,157	29,752,295	12,293,925	19,176,161
MFS® Total Return Series - Initial Class	10,252	266,752	290,588	42,798
MFS® Utilities Series - Initial Class	592	20,910	28,871	9,248
MFS® Utilities Series - Service Class	395,441	13,717,843	2,491,446	2,537,021
MFS® Value Series - Initial Class	21,089	430,225	474,654	83,850
MFS® Value Series - Service Class	1,364,152	27,228,472	7,682,867	2,892,562
Neuberger Berman Sustainable Equity Class I	25,049	768,763	147,339	66,899
PIMCO Global Managed Asset Allocation - Advisor Class	552,715	7,306,893	1,504,805	1,447,280
PIMCO Global Managed Asset Allocation - Institutional Class	1,191	15,665	30,492	15,889
PIMCO Income - Administrative Class	388,054	4,272,479	1,868,555	730,618
Royce Micro-Cap Service Class	246,415	2,865,802	500,618	391,072
State Street Total Return V.I.S. Class 3	130,616	2,164,302	232,738	217,947
T. Rowe Price Blue Chip Growth - I	39,009	1,978,126	2,119,443	415,929
T. Rowe Price Blue Chip Growth - II	3,706,366	179,684,628	13,407,411	24,327,493
T. Rowe Price Equity Income - I	31,773	832,758	953,347	228,709
T. Rowe Price Equity Income - II	3,140,976	81,979,469	7,377,987	7,130,386
VanEck VIP Global Hard Assets Initial Class	1,195,428	26,873,222	6,408,526	7,780,343
Vanguard® VIF Mid-Cap Index	20,827	536,700	526,740	71,437
Vanguard VIF Real Estate Index	17,327	215,375	209,113	7,743

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	Variable Accounts
	Core	Diversified	Diversified	Floating	Floating	High Yield
	Income	Bond	Bond	Rate Income	Rate Income	Bond
	Class I	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$6,397,273	$98,187,432	$451,002	$27,712,971	$6,039	$77,713,361
Receivables:
Due from Pacific Life Insurance Company	1,874	7,482	191	588	—	22,848
Investments sold	—	—	—	—	—	—
Total Assets	6,399,147	98,194,914	451,193	27,713,559	6,039	77,736,209
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	1,876	7,526	191	588	—	22,727
Total Liabilities	1,876	7,526	191	588	—	22,727
NET ASSETS	$6,397,271	$98,187,388	$451,002	$27,712,971	$6,039	$77,713,482
Units Outstanding	499,894	4,751,437	40,143	2,103,143	564	880,521
Accumulation Unit Value	$12.80	$20.66	$11.23	$13.18	$10.70	$88.26
Cost of Investments	$5,943,950	$80,579,072	$424,790	$25,687,852	$5,809	$67,887,044

	High Yield	Inflation	Inflation	Managed	Managed	Short Duration
	Bond	Managed	Managed	Bond	Bond	Bond
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$53,219	$71,121,322	$39,125	$299,302,608	$154,108	$108,534,309
Receivables:
Due from Pacific Life Insurance Company	—	—	—	223,776	—	606,434
Investments sold	—	88,451	—	—	—	—
Total Assets	53,219	71,209,773	39,125	299,526,384	154,108	109,140,743
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	88,545	—	—	—	—
Investments purchased	—	—	—	223,753	—	606,307
Total Liabilities	—	88,545	—	223,753	—	606,307
NET ASSETS	$53,219	$71,121,228	$39,125	$299,302,631	$154,108	$108,534,436
Units Outstanding	4,861	985,790	3,493	3,672,883	14,222	7,577,343
Accumulation Unit Value	$10.95	$72.15	$11.20	$81.49	$10.84	$14.32
Cost of Investments	$49,921	$59,155,019	$38,343	$242,940,814	$151,436	$101,456,212

	Short Duration	Emerging	Emerging	Dividend	Dividend	Equity
	Bond	Markets Debt	Markets Debt	Growth	Growth	Index
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$276,594	$5,900,887	$10,455	$96,110,494	$198,834	$939,526,009
Receivables:
Due from Pacific Life Insurance Company	—	942	—	—	591	—
Investments sold	983	—	—	19,983	—	123,619
Total Assets	277,577	5,901,829	10,455	96,130,477	199,425	939,649,628
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	983	—	—	19,841	—	122,867
Investments purchased	—	944	—	—	591	—
Total Liabilities	983	944	—	19,841	591	122,867
NET ASSETS	$276,594	$5,900,885	$10,455	$96,110,636	$198,834	$939,526,761
Units Outstanding	26,431	444,906	998	2,130,471	15,799	5,094,685
Accumulation Unit Value	$10.46	$13.26	$10.47	$45.11	$12.59	$184.41
Cost of Investments	$273,240	$5,436,601	$9,777	$52,080,073	$175,632	$406,348,830

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	Equity	Focused			Large-Cap	Large-Cap
	Index	Growth	Growth	Growth	Growth	Value
	Class P	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$2,807,926	$46,892,950	$322,375,289	$719,664	$93,758,920	$137,100,966
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—
Investments sold	55,990	68,211	20,127	2,351	62,405	149,177
Total Assets	2,863,916	46,961,161	322,395,416	722,015	93,821,325	137,250,143
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	55,991	68,187	19,983	2,351	62,340	148,605
Investments purchased	—	—	—	—	—	—
Total Liabilities	55,991	68,187	19,983	2,351	62,340	148,605
NET ASSETS	$2,807,925	$46,892,974	$322,375,433	$719,664	$93,758,985	$137,101,538
Units Outstanding	207,723	734,685	1,628,439	49,360	2,738,015	3,261,543
Accumulation Unit Value	$13.52	$63.83	$197.97	$14.58	$34.24	$42.04
Cost of Investments	$2,305,429	$20,891,062	$110,984,589	$668,431	$46,419,879	$76,574,069

	Large-Cap	Main Street	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Value	Core	Core	Equity	Growth	Growth
	Class P	Class I	Class P	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$145,690	$223,326,132	$92,415	$159,926,403	$100,338,646	$122,860
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—
Investments sold	—	25,062	—	264,781	43,501	184
Total Assets	145,690	223,351,194	92,415	160,191,184	100,382,147	123,044
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	25,041	—	264,353	43,820	184
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	25,041	—	264,353	43,820	184
NET ASSETS	$145,690	$223,326,153	$92,415	$159,926,831	$100,338,327	$122,860
Units Outstanding	12,188	1,363,467	7,287	2,047,589	2,288,591	7,357
Accumulation Unit Value	$11.95	$163.79	$12.68	$78.10	$43.84	$16.70
Cost of Investments	$131,101	$98,883,549	$77,747	$87,977,312	$60,629,251	$111,792

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Equity	Growth	Index
	Class I	Class P	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$15,873,372	$45,172	$27,410,277	$159,298	$34,983,004	$258,078,091
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—
Investments sold	11,202	—	35,450	—	2,712	76,627
Total Assets	15,884,574	45,172	27,445,727	159,298	34,985,716	258,154,718
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11,234	—	35,363	—	2,490	77,247
Investments purchased	—	—	—	—	—	—
Total Liabilities	11,234	—	35,363	—	2,490	77,247
NET ASSETS	$15,873,340	$45,172	$27,410,364	$159,298	$34,983,226	$258,077,471
Units Outstanding	376,647	3,800	711,468	12,845	614,710	4,716,091
Accumulation Unit Value	$42.14	$11.89	$38.53	$12.40	$56.91	$54.72
Cost of Investments	$12,259,419	$39,838	$21,527,177	$111,339	$10,782,445	$135,448,057

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap			Value
	Index	Value	Value	Value	Value	Advantage
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$594,521	$70,537,123	$107,321	$58,984,345	$59,227	$6,437,848
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—
Investments sold	928	63,695	—	4,881	—	2,458
Total Assets	595,449	70,600,818	107,321	58,989,226	59,227	6,440,306
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	928	63,642	—	4,610	—	2,455
Investments purchased	—	—	—	—	—	—
Total Liabilities	928	63,642	—	4,610	—	2,455
NET ASSETS	$594,521	$70,537,176	$107,321	$58,984,616	$59,227	$6,437,851
Units Outstanding	43,361	1,222,962	8,934	2,224,404	5,457	338,926
Accumulation Unit Value	$13.71	$57.68	$12.01	$26.52	$10.85	$18.99
Cost of Investments	$454,726	$50,004,846	$81,231	$43,867,795	$53,809	$5,476,374

	Value	Emerging	Emerging	International	International	International
	Advantage	Markets	Markets	Large-Cap	Large-Cap	Small-Cap
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$193,058	$187,391,115	$275,214	$238,444,596	$223,134	$39,428,981
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	3,542
Investments sold	—	87,247	—	43,645	—	—
Total Assets	193,058	187,478,362	275,214	238,488,241	223,134	39,432,523
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	87,516	—	43,858	—	—
Investments purchased	—	—	—	—	—	3,486
Total Liabilities	—	87,516	—	43,858	—	3,486
NET ASSETS	$193,058	$187,390,846	$275,214	$238,444,383	$223,134	$39,429,037
Units Outstanding	17,208	2,828,376	19,963	9,954,397	17,794	2,233,322
Accumulation Unit Value	$11.22	$66.25	$13.79	$23.95	$12.54	$17.65
Cost of Investments	$168,799	$121,318,047	$222,889	$152,238,384	$194,055	$33,726,005

	International	International	Health	Health	Real	Real
	Small-Cap	Value	Sciences	Sciences	Estate	Estate
	Class P	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$73,561	$124,416,979	$90,203,681	$480,990	$83,446,925	$21,610
Receivables:
Due from Pacific Life Insurance Company	—	5,884	—	—	—	—
Investments sold	—	—	10,611	109	89,406	—
Total Assets	73,561	124,422,863	90,214,292	481,099	83,536,331	21,610
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	10,563	110	89,498	—
Investments purchased	—	5,953	—	—	—	—
Total Liabilities	1	5,953	10,563	110	89,498	—
NET ASSETS	$73,560	$124,416,910	$90,203,729	$480,989	$83,446,833	$21,610
Units Outstanding	5,893	4,162,321	927,859	35,114	1,019,829	2,133
Accumulation Unit Value	$12.48	$29.89	$97.22	$13.70	$81.82	$10.13
Cost of Investments	$63,260	$107,020,675	$49,731,561	$453,888	$63,997,964	$19,580

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
					Pacific	Pacific
			PSF DFA	PSF DFA	Dynamix -	Dynamix -
			Balanced	Balanced	Conservative	Conservative
	Technology	Technology	Allocation	Allocation	Growth	Growth
	Class I	Class P	Class D	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$53,209,191	$448,532	$10,558,162	$73,136	$15,366,499	$500,162
Receivables:
Due from Pacific Life Insurance Company	212,736	—	3,342	—	27,422	—
Investments sold	—	120	—	—	—	—
Total Assets	53,421,927	448,652	10,561,504	73,136	15,393,921	500,162
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	120	—	—	—	—
Investments purchased	212,836	—	3,344	—	27,422	—
Total Liabilities	212,836	120	3,344	—	27,422	—
NET ASSETS	$53,209,091	$448,532	$10,558,160	$73,136	$15,366,499	$500,162
Units Outstanding	2,088,789	27,415	704,036	6,281	648,379	43,308
Accumulation Unit Value	$25.47	$16.36	$15.00	$11.64	$23.70	$11.55
Cost of Investments	$32,471,611	$419,757	$8,912,138	$66,947	$12,294,334	$451,422

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific	Pacific	Portfolio	Portfolio
	Moderate	Moderate	Dynamix -	Dynamix -	Optimization	Optimization
	Growth	Growth	Growth	Growth	Conservative	Conservative
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$70,043,042	$1,049,750	$103,751,137	$2,987,786	$17,437,309	$6,656
Receivables:
Due from Pacific Life Insurance Company	17,186	—	41,724	9,725	4,882	1
Investments sold	—	—	—	—	—	—
Total Assets	70,060,228	1,049,750	103,792,861	2,997,511	17,442,191	6,657
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	17,232	—	41,728	9,724	4,902	—
Total Liabilities	17,232	—	41,728	9,724	4,902	—
NET ASSETS	$70,042,996	$1,049,750	$103,751,133	$2,987,787	$17,437,289	$6,657
Units Outstanding	2,463,729	88,015	3,087,728	245,207	1,124,746	607
Accumulation Unit Value	$28.43	$11.93	$33.60	$12.18	$15.50	$10.96
Cost of Investments	$52,207,799	$941,700	$75,103,993	$2,312,752	$14,991,371	$6,519

	Portfolio	Portfolio
	Optimization	Optimization	Portfolio	Portfolio	Portfolio	Portfolio
	Moderate-	Moderate -	Optimization	Optimization	Optimization	Optimization
	Conservative	Conservative	Moderate	Moderate	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$54,135,746	$16,100	$251,587,592	$260,533	$382,080,955	$989,232
Receivables:
Due from Pacific Life Insurance Company	819	—	12,389	—	108,360	1
Investments sold	—	—	—	—	—	—
Total Assets	54,136,565	16,100	251,599,981	260,533	382,189,315	989,233
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	843	—	12,133	—	108,531	—
Total Liabilities	843	—	12,133	—	108,531	—
NET ASSETS	$54,135,722	$16,100	$251,587,848	$260,533	$382,080,784	$989,233
Units Outstanding	3,138,211	1,426	13,311,873	22,515	18,690,684	83,963
Accumulation Unit Value	$17.25	$11.29	$18.90	$11.57	$20.44	$11.78
Cost of Investments	$37,838,095	$14,728	$151,237,020	$246,397	$207,587,284	$892,372

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	Portfolio	Portfolio	Invesco
	Optimization	Optimization	Invesco	Invesco	Oppenheimer	Invesco V.I.
	Aggressive-	Aggressive-	Oppenheimer	Oppenheimer	V.I. Main Street	International
	Growth	Growth	V.I. Global	V.I. Global	Small Cap	Growth
	Class I	Class P	Series I	Series II	Series I	Series I
ASSETS
Investments in mutual funds, at value	$187,292,417	$349,916	$250,437	$17,064,265	$3,242,332	$251,734
Receivables:
Due from Pacific Life Insurance Company	—	—	—	7,606	874	—
Investments sold	9,726	—	—	—	—	—
Total Assets	187,302,143	349,916	250,437	17,071,871	3,243,206	251,734
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,061	—	—	—	—	—
Investments purchased	—	—	—	6,918	874	—
Total Liabilities	10,061	—	—	6,918	874	—
NET ASSETS	$187,292,082	$349,916	$250,437	$17,064,953	$3,242,332	$251,734
Units Outstanding	8,901,060	29,566	16,937	708,959	239,949	19,790
Accumulation Unit Value	$21.04	$11.83	$14.79	$24.07	$13.51	$12.72
Cost of Investments	$105,411,464	$310,619	$227,512	$14,141,011	$2,657,425	$238,416

	Invesco V.I.	American	American
	International	Century	Century	American Funds	American Funds	American Funds
	Growth	VP Mid Cap Value	VP Mid Cap Value	IS Asset Allocation	IS Asset Allocation	IS Growth
	Series II	Class I	Class II	Class 2	Class 4	Class 2
ASSETS
Investments in mutual funds, at value	$34,331,056	$171,629	$36,117,551	$3,200,087	$87,599,612	$1,441,353
Receivables:
Due from Pacific Life Insurance Company	4,412	1	13,095	—	24,193	—
Investments sold	—	—	—	—	—	190
Total Assets	34,335,468	171,630	36,130,646	3,200,087	87,623,805	1,441,543
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	1	—	189
Investments purchased	4,446	—	13,101	—	24,200	—
Total Liabilities	4,446	—	13,101	1	24,200	189
NET ASSETS	$34,331,022	$171,630	$36,117,545	$3,200,086	$87,599,605	$1,441,354
Units Outstanding	1,879,345	14,722	1,473,310	260,888	2,408,347	81,789
Accumulation Unit Value	$18.27	$11.66	$24.51	$12.27	$36.37	$17.62
Cost of Investments	$29,441,637	$155,551	$35,292,094	$2,879,472	$74,736,564	$1,206,669

				American Funds
	American Funds	American Funds	American Funds	IS High-Income	American Funds	American Funds IS
	IS Growth	IS Growth-Income	IS Growth-Income	Bond	IS International	New World Fund
	Class 4	Class 2	Class 4	Class 2	Class 2	Class 2
ASSETS
Investments in mutual funds, at value	$136,790,311	$938,359	$109,722,749	$94,272	$365,052	$261,060
Receivables:
Due from Pacific Life Insurance Company	97,602	—	45,916	—	—	191
Investments sold	—	285	—	—	—	—
Total Assets	136,887,913	938,644	109,768,665	94,272	365,052	261,251
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	285	—	—	1	—
Investments purchased	97,667	—	45,920	—	—	191
Total Liabilities	97,667	285	45,920	—	1	191
NET ASSETS	$136,790,246	$938,359	$109,722,745	$94,272	$365,051	$261,060
Units Outstanding	2,196,682	73,571	2,870,552	8,461	28,182	18,681
Accumulation Unit Value	$62.27	$12.75	$38.22	$11.14	$12.95	$13.97
Cost of Investments	$82,934,004	$842,278	$93,695,922	$93,436	$294,481	$218,880

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	BlackRock		BlackRock	BlackRock
	60/40 Target	BlackRock	Global	Global	BNY Mellon VIF	DFA VA
	Allocation	Basic Value	Allocation	Allocation	Appreciation	International
	ETF V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class III	Service Shares	Value
ASSETS
Investments in mutual funds, at value	$10,045,686	$21,351,562	$483,579	$74,136,627	$1,742,139	$85,032
Receivables:
Due from Pacific Life Insurance Company	722,933	112	—	178,874	—	—
Investments sold	—	—	—	—	34	120
Total Assets	10,768,619	21,351,674	483,579	74,315,501	1,742,173	85,152
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	1	—	34	120
Investments purchased	722,930	89	—	178,911	—	—
Total Liabilities	722,930	89	1	178,911	34	120
NET ASSETS	$10,045,689	$21,351,585	$483,578	$74,136,590	$1,742,139	$85,032
Units Outstanding	667,393	780,279	36,869	2,468,204	70,603	7,478
Accumulation Unit Value	$15.05	$27.36	$13.12	$30.04	$24.68	$11.37
Cost of Investments	$9,180,131	$22,150,496	$454,599	$66,664,480	$1,378,424	$75,313

						Fidelity VIP
			Fidelity VIP	Fidelity VIP	Fidelity VIP	Freedom 2010
	DFA VA	DFA VA U.S.	Bond Index	Contrafund	Contrafund	Portfolio
	U.S. Large Value	Targeted Value	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$253,934	$133,495	$271,803	$293,026	$75,408,300	$1,854,381
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	16,950	—
Investments sold	119	—	—	108	—	—
Total Assets	254,053	133,495	271,803	293,134	75,425,250	1,854,381
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	118	—	—	108	—	—
Investments purchased	—	—	—	—	17,112	—
Total Liabilities	118	—	—	108	17,112	—
NET ASSETS	$253,935	$133,495	$271,803	$293,026	$75,408,138	$1,854,381
Units Outstanding	21,979	10,798	25,461	20,132	1,595,287	93,137
Accumulation Unit Value	$11.55	$12.36	$10.68	$14.56	$47.27	$19.91
Cost of Investments	$224,267	$124,772	$272,348	$245,981	$53,144,866	$1,657,953

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$2,726,264	$7,068,258	$14,368,333	$104,900	$15,002,529	$196,612
Receivables:
Due from Pacific Life Insurance Company	1,370	2,045	10,138	—	19,251	—
Investments sold	—	—	—	—	—	—
Total Assets	2,727,634	7,070,303	14,378,471	104,900	15,021,780	196,612
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	1,382	2,034	10,121	—	19,241	—
Total Liabilities	1,382	2,034	10,121	—	19,241	—
NET ASSETS	$2,726,252	$7,068,269	$14,368,350	$104,900	$15,002,539	$196,612
Units Outstanding	132,576	340,986	651,352	8,184	676,116	14,876
Accumulation Unit Value	$20.56	$20.73	$22.06	$12.82	$22.19	$13.22
Cost of Investments	$2,473,369	$6,364,401	$12,126,572	$95,876	$12,582,864	$177,151

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom 2045	Freedom Income	Freedom Income	Government
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Money Market
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class
ASSETS
Investments in mutual funds, at value	$14,136,202	$141,337	$12,533,193	$65,689	$2,734,873	$235,739,026
Receivables:
Due from Pacific Life Insurance Company	1,508	—	2,593	—	5,932	—
Investments sold	—	—	—	—	—	669,546
Total Assets	14,137,710	141,337	12,535,786	65,689	2,740,805	236,408,572
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	669,519
Investments purchased	1,496	—	2,590	—	5,933	—
Total Liabilities	1,496	—	2,590	—	5,933	669,519
NET ASSETS	$14,136,214	$141,337	$12,533,196	$65,689	$2,734,872	$235,739,053
Units Outstanding	587,688	10,512	509,138	5,783	156,764	22,555,301
Accumulation Unit Value	$24.05	$13.45	$24.62	$11.36	$17.45	$10.45
Cost of Investments	$11,525,373	$132,016	$10,061,658	$63,622	$2,553,896	$235,739,026

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	International Index	Mid Cap	Mid Cap	Total Market Index	Value Strategies
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$23,431,713	$192,121	$556,783	$37,922,891	$274,414	$6,676,059
Receivables:
Due from Pacific Life Insurance Company	120,218	10	—	5,555	—	2,539
Investments sold	—	—	—	—	—	—
Total Assets	23,551,931	192,131	556,783	37,928,446	274,414	6,678,598
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	120,197	10	—	5,403	—	2,532
Total Liabilities	120,197	10	—	5,403	—	2,532
NET ASSETS	$23,431,734	$192,121	$556,783	$37,923,043	$274,414	$6,676,066
Units Outstanding	407,079	15,287	41,645	961,905	20,080	221,860
Accumulation Unit Value	$57.56	$12.57	$13.37	$39.42	$13.67	$30.09
Cost of Investments	$17,399,963	$161,686	$428,602	$32,188,346	$263,740	$6,081,457

					Janus	Janus
					Henderson	Henderson
			Templeton	Templeton	Enterprise	Enterprise
	Templeton Foreign	Templeton Foreign	Global Bond	Global Bond	Institutional	Service
	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 2	Shares	Shares
ASSETS
Investments in mutual funds, at value	$157,744	$22,770,018	$94,414	$28,555,566	$103,470	$37,569,639
Receivables:
Due from Pacific Life Insurance Company	—	—	—	601	—	—
Investments sold	—	1,875	660	—	—	27,901
Total Assets	157,744	22,771,893	95,074	28,556,167	103,470	37,597,540
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1,106	660	—	—	27,897
Investments purchased	—	—	—	563	—	—
Total Liabilities	—	1,106	660	563	—	27,897
NET ASSETS	$157,744	$22,770,787	$94,414	$28,555,604	$103,470	$37,569,643
Units Outstanding	13,918	1,726,026	9,809	2,329,588	7,943	826,116
Accumulation Unit Value	$11.33	$13.19	$9.63	$12.26	$13.03	$45.48
Cost of Investments	$137,709	$23,024,167	$97,357	$33,148,347	$90,776	$29,727,945

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	Janus	Janus			ClearBridge	ClearBridge
	Henderson	Henderson	Lazard Retirement	Lazard	Variable	Variable
	Overseas	Overseas	Global Dynamic	Retirement	Aggressive	Aggressive
	Institutional	Service	Multi-Asset	International Equity	Growth -	Growth -
	Shares	Shares	Service Shares	Service Shares	Class I	Class II
ASSETS
Investments in mutual funds, at value	$21,529	$18,509,123	$1,503,769	$1,748,300	$45,692	$24,525,454
Receivables:
Due from Pacific Life Insurance Company	—	12,224	2,362	2	236	13,337
Investments sold	—	—	—	—	—	—
Total Assets	21,529	18,521,347	1,506,131	1,748,302	45,928	24,538,791
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	—	12,406	2,360	—	236	13,350
Total Liabilities	—	12,406	2,360	—	236	13,350
NET ASSETS	$21,529	$18,508,941	$1,503,771	$1,748,302	$45,692	$24,525,441
Units Outstanding	1,548	1,354,016	107,429	153,907	3,395	768,784
Accumulation Unit Value	$13.91	$13.67	$14.00	$11.36	$13.46	$31.90
Cost of Investments	$18,249	$15,100,925	$1,428,700	$1,556,979	$44,298	$21,866,032

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Mid Cap -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class I	Class II	Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$75,643	$14,238,341	$680,778	$23,007,678	$44,479,562	$5,842,895
Receivables:
Due from Pacific Life Insurance Company	619	1,080	1	15,301	142,933	279
Investments sold	—	—	—	—	—	—
Total Assets	76,262	14,239,421	680,779	23,022,979	44,622,495	5,843,174
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	619	1,097	—	15,273	143,227	278
Total Liabilities	619	1,097	—	15,273	143,227	278
NET ASSETS	$75,643	$14,238,324	$680,779	$23,007,706	$44,479,268	$5,842,896
Units Outstanding	5,857	489,764	51,140	1,615,840	994,259	249,608
Accumulation Unit Value	$12.91	$29.07	$13.31	$14.24	$44.74	$23.41
Cost of Investments	$66,880	$11,335,180	$663,858	$22,248,218	$33,884,274	$5,662,377

						MFS
	Lord Abbett					New Discovery
	Total Return	M Capital	M International	M Large Cap	M Large Cap	Series -
	Class VC	Appreciation	Equity	Growth	Value	Initial Class
ASSETS
Investments in mutual funds, at value	$60,070,343	$70,549,797	$77,020,766	$70,898,715	$28,896,234	$355,012
Receivables:
Due from Pacific Life Insurance Company	—	—	—	29,433	—	—
Investments sold	71,164	50,711	16,971	—	13,438	—
Total Assets	60,141,507	70,600,508	77,037,737	70,928,148	28,909,672	355,012
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	71,165	50,377	17,051	—	13,731	—
Investments purchased	—	—	—	29,433	—	—
Total Liabilities	71,165	50,377	17,051	29,433	13,731	—
NET ASSETS	$60,070,342	$70,550,131	$77,020,686	$70,898,715	$28,895,941	$355,012
Units Outstanding	4,694,892	566,253	1,853,817	682,386	891,099	21,541
Accumulation Unit Value	$12.79	$124.59	$41.55	$103.90	$32.43	$16.48
Cost of Investments	$58,334,484	$64,061,841	$69,018,830	$54,597,650	$29,929,351	$290,228

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Variable Accounts
	MFS	MFS	MFS	MFS	MFS	MFS
	New Discovery	Total Return	Utilities	Utilities	Value	Value
	Series -	Series -	Series -	Series -	Series -	Series -
	Service Class	Initial Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$29,752,295	$266,752	$20,910	$13,717,843	$430,225	$27,228,472
Receivables:
Due from Pacific Life Insurance Company	—	725	—	—	444	5,293
Investments sold	13,694	—	—	107,903	—	—
Total Assets	29,765,989	267,477	20,910	13,825,746	430,669	27,233,765
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,715	—	—	107,861	—	—
Investments purchased	—	725	—	—	445	5,287
Total Liabilities	13,715	725	—	107,861	445	5,287
NET ASSETS	$29,752,274	$266,752	$20,910	$13,717,885	$430,224	$27,228,478
Units Outstanding	606,632	22,457	1,839	558,416	36,938	1,750,462
Accumulation Unit Value	$49.05	$11.88	$11.37	$24.57	$11.65	$15.56
Cost of Investments	$22,783,873	$245,576	$19,273	$12,143,226	$392,126	$26,261,163

		PIMCO Global	PIMCO Global
		Managed Asset	Managed Asset
	Neuberger Berman	Allocation -	Allocation -	PIMCO Income -	Royce	State Street
	Sustainable	Advisor	Institutional	Administrative	Micro-Cap	Total Return
	Equity Class I	Class	Class	Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$768,763	$7,306,893	$15,665	$4,272,479	$2,865,802	$2,164,302
Receivables:
Due from Pacific Life Insurance Company	428	—	—	—	1,183	5,098
Investments sold	—	—	—	145	—	—
Total Assets	769,191	7,306,893	15,665	4,272,624	2,866,985	2,169,400
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	128	—	143	—	—
Investments purchased	429	—	—	—	1,235	5,098
Total Liabilities	429	128	—	143	1,235	5,098
NET ASSETS	$768,762	$7,306,765	$15,665	$4,272,481	$2,865,750	$2,164,302
Units Outstanding	31,392	500,806	1,244	365,721	154,444	112,832
Accumulation Unit Value	$24.49	$14.59	$12.59	$11.68	$18.56	$19.18
Cost of Investments	$636,755	$6,476,628	$14,133	$4,138,894	$2,488,321	$2,160,870

	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets	Vanguard VIF
	Growth - I	Growth - II	Income - I	Income - II	Initial Class	Mid-Cap Index
ASSETS
Investments in mutual funds, at value	$1,978,126	$179,684,628	$832,758	$81,979,469	$26,873,222	$536,700
Receivables:
Due from Pacific Life Insurance Company	1,561	—	—	24,928	—	—
Investments sold	—	170,260	2,370	—	20,950	706
Total Assets	1,979,687	179,854,888	835,128	82,004,397	26,894,172	537,406
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	170,470	2,369	—	20,969	706
Investments purchased	1,562	—	—	25,044	—	—
Total Liabilities	1,562	170,470	2,369	25,044	20,969	706
NET ASSETS	$1,978,125	$179,684,418	$832,759	$81,979,353	$26,873,203	$536,700
Units Outstanding	133,197	2,952,258	72,266	3,012,637	1,360,028	42,997
Accumulation Unit Value	$14.85	$60.86	$11.52	$27.21	$19.76	$12.48
Cost of Investments	$1,751,979	$96,143,849	$703,358	$84,262,476	$23,564,217	$447,460

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

Variable Account
Vanguard VIF
Real Estate Index
ASSETS
Investments in mutual funds, at value	$215,375
Receivables:
Due from Pacific Life Insurance Company	7
Investments sold	—
Total Assets	215,382
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—
Investments purchased	7
Total Liabilities	7
NET ASSETS	$215,375
Units Outstanding	22,735
Accumulation Unit Value	$9.47
Cost of Investments	$201,756

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	Core	Diversified	Diversified	Floating	Floating	High Yield
	Income	Bond	Bond	Rate Income	Rate Income	Bond
	Class I	Class I	Class P (1)	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	255,446	3,468,288	1,196	64,865	6	6,221,905
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	255,446	3,468,288	1,196	64,865	6	6,221,905
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	193,783	5,649,634	26,212	706,934	230	(1,716,314)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$449,229	$9,117,922	$27,408	$771,799	$236	$4,505,591

	High Yield	Inflation	Inflation	Managed	Managed	Short Duration
	Bond	Managed	Managed	Bond	Bond	Bond
	Class P	Class I	Class P (1)	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,970	1,273,159	39	3,258,807	657	1,682,104
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,970	1,273,159	39	3,258,807	657	1,682,104
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,298	6,207,455	782	18,775,702	2,672	1,776,978
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,268	$7,480,614	$821	$22,034,509	$3,329	$3,459,082

	Short Duration	Emerging	Emerging	Dividend	Dividend	Equity
	Bond	Markets Debt	Markets Debt	Growth	Growth	Index
	Class P (1)	Class I	Class P (1)	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,727	(506,545)	2	4,878,531	5,386	63,838,932
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,727	(506,545)	2	4,878,531	5,386	63,838,932
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,354	(94,434)	678	6,002,069	23,202	77,880,183
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,081	($600,979)	$680	$10,880,600	$28,588	$141,719,115

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	Equity	Focused			Large-Cap	Large-Cap
	Index	Growth	Growth	Growth	Growth	Value
	Class P	Class I	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,757)	6,284,306	45,354,177	27,151	9,100,770	6,043,691
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(15,757)	6,284,306	45,354,177	27,151	9,100,770	6,043,691
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	502,488	7,750,994	36,674,306	51,233	14,785,670	1,085,460
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$486,731	$14,035,300	$82,028,483	$78,384	$23,886,440	$7,129,151

	Large-Cap	Main Street	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Value	Core	Core	Equity	Growth	Growth
	Class P	Class I	Class P (1)	Class I	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,315	14,215,048	(1,204)	11,072,398	29,476,374	2,132
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,315	14,215,048	(1,204)	11,072,398	29,476,374	2,132
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,588	12,745,345	14,668	23,513,829	5,097,922	11,068
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,903	$26,960,393	$13,464	$34,586,227	$34,574,296	$13,200

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Equity	Growth	Index
	Class I	Class P	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	506,966	1,069	235,082	(1,751)	1,372,554	19,563,419
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	506,966	1,069	235,082	(1,751)	1,372,554	19,563,419
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	682,289	5,326	1,324,537	47,959	11,494,839	23,563,757
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,189,255	$6,395	$1,559,619	$46,208	$12,867,393	$43,127,176

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap			Value
	Index	Value	Value	Value	Value	Advantage
	Class P	Class I	Class P	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,869)	3,320,881	1,921	1,672,370	1,868	167,443
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(1,869)	3,320,881	1,921	1,672,370	1,868	167,443
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	139,791	(316,194)	26,090	(5,814,708)	5,418	75,767
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,922	$3,004,687	$28,011	$(4,142,338)	$7,286	$243,210

	Value	Emerging	Emerging	International	International	International
	Advantage	Markets	Markets	Large-Cap	Large-Cap	Small-Cap
	Class P (1)	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,741	7,249,764	(8,254)	5,303,527	(2,253)	2,523,575
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,741	7,249,764	(8,254)	5,303,527	(2,253)	2,523,575
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	24,259	20,415,431	52,319	17,219,766	29,044	1,326,793
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,000	$27,665,195	$44,065	$22,523,293	$26,791	$3,850,368

	International	International	Health	Health	Real	Real
	Small-Cap	Value	Sciences	Sciences	Estate	Estate
	Class P	Class I	Class I	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(413)	319,124	5,838,057	2,481	5,795,080	118
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(413)	319,124	5,838,057	2,481	5,795,080	118
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,301	(8,763,756)	8,359,917	27,102	(8,768,310)	2,030
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,888	$(8,444,632)	$14,197,974	$29,583	$(2,973,230)	$2,148

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
					Pacific	Pacific
			PSF DFA	PSF DFA	Dynamix -	Dynamix -
			Balanced	Balanced	Conservative	Conservative
	Technology	Technology	Allocation	Allocation	Growth	Growth
	Class I	Class P	Class D	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,172,785	7,548	71,567	913	203,440	7,644
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,172,785	7,548	71,567	913	203,440	7,644
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,486,585	28,775	788,571	6,189	1,439,444	48,740
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,659,370	$36,323	$860,138	$7,102	$1,642,884	$56,384

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific	Pacific	Portfolio	Portfolio
	Moderate	Moderate	Dynamix -	Dynamix -	Optimization	Optimization
	Growth	Growth	Growth	Growth	Conservative	Conservative
	Class I	Class P	Class I	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,255,775	17,112	2,232,200	4,433	516,165	19
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,255,775	17,112	2,232,200	4,433	516,165	19
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,515,040	107,966	11,678,426	675,034	759,135	137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,770,815	$125,078	$13,910,626	$679,467	$1,275,300	$156

	Portfolio	Portfolio
	Optimization	Optimization	Portfolio	Portfolio	Portfolio	Portfolio
	Moderate-	Moderate -	Optimization	Optimization	Optimization	Optimization
	Conservative	Conservative	Moderate	Moderate	Growth	Growth
	Class I	Class P (1)	Class I	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,889,336	9	9,882,894	1	10,244,430	477
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,889,336	9	9,882,894	1	10,244,430	477
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,738,109	1,372	17,339,554	14,136	32,535,669	96,860
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,627,445	$1,381	$27,222,448	$14,137	$42,780,099	$97,337

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	Portfolio	Portfolio			Invesco
	Optimization	Optimization	Invesco	Invesco	Oppenheimer	Invesco V.I.
	Aggressive-	Aggressive-	Oppenheimer	Oppenheimer	V.I. Main Street	International
	Growth	Growth	V.I. Global	V.I. Global	Small Cap	Growth
	Class I	Class P (1)	Series I (1)	Series II	Series I	Series I
INVESTMENT INCOME
Dividends	$—	$—	$831	$57,433	$13,599	$2,736
Net Investment Income	—	—	831	57,433	13,599	2,736
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,055,659	19,321	5,100	(10,869)	(4,447)	8,123
Capital gain distributions	—	—	4,328	476,276	30,803	2,634
Realized Gain (Loss) on Investments	5,055,659	19,321	9,428	465,407	26,356	10,757
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,832,573	39,297	22,925	2,878,821	536,477	13,318
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,888,232	$58,618	$33,184	$3,401,661	$576,432	$26,811

	Invesco V.I.	American	American
	International	Century	Century	American Funds	American Funds	American Funds
	Growth	VP Mid Cap Value	VP Mid Cap Value	IS Asset Allocation	IS Asset Allocation	IS Growth
	Series II	Class I	Class II	Class 2	Class 4	Class 2
INVESTMENT INCOME
Dividends	$620,480	$1,598	$524,955	$37,378	$1,149,460	$1,602
Net Investment Income	620,480	1,598	524,955	37,378	1,149,460	1,602
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	126,495	(3,166)	(477,647)	8,688	600,818	46,542
Capital gain distributions	676,345	—	—	5,799	358,445	7,362
Realized Gain (Loss) on Investments	802,840	(3,166)	(477,647)	14,487	959,263	53,904
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,350,714	16,078	420,241	320,676	7,380,678	234,661
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,774,034	$14,510	$467,549	$372,541	$9,489,401	$290,167

				American Funds
	American Funds	American Funds	American Funds	IS High-Income	American Funds	American Funds IS
	IS Growth	IS Growth-Income	IS Growth-Income	Bond	IS International	New World Fund
	Class 4	Class 2	Class 4	Class 2 (1)	Class 2 (1)	Class 2 (1)
INVESTMENT INCOME
Dividends	$217,837	$8,510	$1,133,515	$6,128	$1,708	$62
Net Investment Income	217,837	8,510	1,133,515	6,128	1,708	62
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,180,494	2,759	321,135	2,879	6,131	8,643
Capital gain distributions	2,535,274	7,792	2,545,281	—	—	913
Realized Gain (Loss) on Investments	4,715,768	10,551	2,866,416	2,879	6,131	9,556
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	42,181,123	96,079	8,566,834	836	70,571	42,180
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,114,728	$115,140	$12,566,765	$9,843	$78,410	$51,798

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	BlackRock		BlackRock	BlackRock
	60/40 Target	BlackRock	Global	Global	BNY Mellon VIF	DFA VA
	Allocation	Basic Value	Allocation	Allocation	Appreciation	International
	ETF V.I. Class I	V.I. Class III	V.I. Class I (1)	V.I. Class III	Service Shares	Value
INVESTMENT INCOME
Dividends	$137,285	$377,328	$5,534	$845,590	$7,876	$1,827
Net Investment Income	137,285	377,328	5,534	845,590	7,876	1,827
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	116,413	(161,355)	11,393	8,168	5,316	4,015
Capital gain distributions	10,725	467,431	20,770	4,114,053	99,711	—
Realized Gain (Loss) on Investments	127,138	306,076	32,163	4,122,221	105,027	4,015
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	755,838	(32,141)	28,980	7,607,917	287,997	9,718
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,020,261	$651,263	$66,677	$12,575,728	$400,900	$15,560

						Fidelity VIP
			Fidelity VIP	Fidelity VIP	Fidelity VIP	Freedom 2010
	DFA VA	DFA VA U.S.	Bond Index	Contrafund	Contrafund	Portfolio
	U.S. Large Value (1)	Targeted Value (1)	Service Class 2 (1)	Initial Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$4,861	$714	$2,469	$312	$51,764	$18,329
Net Investment Income	4,861	714	2,469	312	51,764	18,329
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(775)	1,148	800	2,065	2,286,871	49,783
Capital gain distributions	—	—	705	219	351,399	70,604
Realized Gain (Loss) on Investments	(775)	1,148	1,505	2,284	2,638,270	120,387
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,667	8,723	(545)	47,033	15,185,384	96,181
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,753	$10,585	$3,429	$49,629	$17,875,418	$234,897

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Initial Class (1)	Service Class 2	Initial Class (1)
INVESTMENT INCOME
Dividends	$26,197	$67,933	$128,881	$1,160	$131,419	$1,444
Net Investment Income	26,197	67,933	128,881	1,160	131,419	1,444
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	402	113,703	267,470	(238)	338,564	1,200
Capital gain distributions	122,364	473,664	577,348	4,558	651,478	790
Realized Gain (Loss) on Investments	122,766	587,367	844,818	4,320	990,042	1,990
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	183,213	181,797	996,098	9,024	999,952	19,461
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$332,176	$837,097	$1,969,797	$14,504	$2,121,413	$22,895

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom 2045	Freedom Income	Freedom Income	Government
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Money Market
	Service Class 2	Initial Class (1)	Service Class 2	Initial Class (1)	Service Class 2	Service Class
INVESTMENT INCOME
Dividends	$107,034	$649	$82,684	$721	$27,996	$529,594
Net Investment Income	107,034	649	82,684	721	27,996	529,594
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	331,962	1,226	269,527	(616)	50,814	—
Capital gain distributions	505,411	511	475,767	614	38,808	—
Realized Gain (Loss) on Investments	837,373	1,737	745,294	(2)	89,622	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,172,575	9,321	1,229,320	2,067	91,047	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,116,982	$11,707	$2,057,298	$2,786	$208,665	$529,594

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	International Index	Mid Cap	Mid Cap	Total Market Index	Value Strategies
	Service Class 2	Service Class 2	Initial Class (1)	Service Class 2	Service Class 2 (1)	Service Class 2
INVESTMENT INCOME
Dividends	$5,392	$2,306	$1,886	$124,243	$2,932	$56,127
Net Investment Income	5,392	2,306	1,886	124,243	2,932	56,127
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	496,957	(924)	11,988	(463,636)	26,072	(327,235)
Capital gain distributions	1,312,228	1	—	—	25	275,083
Realized Gain (Loss) on Investments	1,809,185	(923)	11,988	(463,636)	26,097	(52,152)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,389,392	30,392	128,181	6,151,104	10,674	583,468
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,203,969	$31,775	$142,055	$5,811,711	$39,703	$587,443

					Janus	Janus
					Henderson	Henderson
			Templeton	Templeton	Enterprise	Enterprise
	Templeton Foreign	Templeton Foreign	Global Bond	Global Bond	Institutional	Service
	VIP Class 1 (1)	VIP Class 2	VIP Class 1	VIP Class 2	Shares	Shares
INVESTMENT INCOME
Dividends	$2,332	$649,579	$3,528	$2,725,690	$22	$—
Net Investment Income	2,332	649,579	3,528	2,725,690	22	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,788)	(362,844)	(1,516)	(2,867,428)	(366)	1,644,712
Capital gain distributions	—	—	—	—	2,190	2,490,640
Realized Gain (Loss) on Investments	(1,788)	(362,844)	(1,516)	(2,867,428)	1,824	4,135,352
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,035	(268,357)	(2,988)	(1,927,652)	12,694	1,791,615
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,579	$18,378	$(976)	$(2,069,390)	$14,540	$5,926,967

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	Janus	Janus			ClearBridge	ClearBridge
	Henderson	Henderson	Lazard Retirement	Lazard	Variable	Variable
	Overseas	Overseas	Global Dynamic	Retirement	Aggressive	Aggressive
	Institutional	Service	Multi-Asset	International Equity	Growth -	Growth -
	Shares (1)	Shares	Service Shares	Service Shares	Class I (1)	Class II
INVESTMENT INCOME
Dividends	$125	$185,305	$8,268	$28,112	$245	$124,085
Net Investment Income	125	185,305	8,268	28,112	245	124,085
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	160	(28,859)	5,432	(29,523)	(621)	(729,913)
Capital gain distributions	—	—	14,357	41,192	2,987	2,073,998
Realized Gain (Loss) on Investments	160	(28,859)	19,789	11,669	2,366	1,344,085
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,280	2,352,505	(19,879)	136,229	1,394	2,006,039
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,565	$2,508,951	$8,178	$176,010	$4,005	$3,474,209

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Mid Cap -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class I (1)	Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$171	$4,681	$23,620	$832,349	$—	$66,282
Net Investment Income	171	4,681	23,620	832,349	—	66,282
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,478	1,103,707	(8,562)	(263,321)	(322,212)	(241,398)
Capital gain distributions	323	212,585	—	—	3,902,001	8,421
Realized Gain (Loss) on Investments	3,801	1,316,292	(8,562)	(263,321)	3,579,789	(232,977)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,763	979,089	22,849	857,512	11,025,921	203,470
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,735	$2,300,062	$37,907	$1,426,540	$14,605,710	$36,775

						MFS
	Lord Abbett					New Discovery
	Total Return	M Capital	M International	M Large Cap	M Large Cap	Series -
	Class VC	Appreciation	Equity	Growth	Value	Initial Class
INVESTMENT INCOME
Dividends	$1,380,885	$—	$1,107,387	$—	$518,536	$—
Net Investment Income	1,380,885	—	1,107,387	—	518,536	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,825	(600,200)	149,600	2,520,489	(700,417)	14,537
Capital gain distributions	1,098,882	1,464,314	—	8,038,056	286,762	16,568
Realized Gain (Loss) on Investments	1,107,707	864,114	149,600	10,558,545	(413,655)	31,105
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,462,999	10,827,452	5,349,708	5,763,912	(1,031,400)	64,683
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,951,591	$11,691,566	$6,606,695	$16,322,457	$(926,519)	$95,788

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	Variable Accounts
	MFS	MFS	MFS	MFS	MFS	MFS
	New Discovery	Total Return	Utilities	Utilities	Value	Value
	Series -	Series -	Series -	Series -	Series -	Series -
	Service Class	Initial Class (1)	Initial Class (1)	Service Class	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$—	$3,847	$292	$278,475	$2,661	$287,830
Net Investment Income	—	3,847	292	278,475	2,661	287,830
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(757,687)	(2,214)	(350)	259,547	(2,932)	(161,076)
Capital gain distributions	3,011,656	4,458	305	329,494	7,459	967,293
Realized Gain (Loss) on Investments	2,253,969	2,244	(45)	589,041	4,527	806,217
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,871,174	21,176	1,637	(437,275)	38,029	(268,681)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,125,143	$27,267	$1,884	$430,241	$45,217	$825,366

		PIMCO Global	PIMCO Global
		Managed Asset	Managed Asset
	Neuberger Berman	Allocation -	Allocation -	PIMCO Income -	Royce	State Street
	Sustainable	Advisor	Institutional	Administrative	Micro-Cap	Total Return
	Equity Class I	Class	Class (1)	Class	Service Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$3,974	$525,991	$348	$167,985	$—	$33,706
Net Investment Income	3,974	525,991	348	167,985	—	33,706
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	469	43,019	(470)	(36,239)	(21,203)	(43,615)
Capital gain distributions	27,294	130,968	76	11,105	38,186	—
Realized Gain (Loss) on Investments	27,763	173,987	(394)	(25,134)	16,983	(43,615)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	95,937	403,586	1,532	85,615	523,164	125,599
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,674	$1,103,564	$1,486	$228,466	$540,147	$115,690

	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets	Vanguard VIF
	Growth - I	Growth - II	Income - I	Income - II	Initial Class	Mid-Cap Index
INVESTMENT INCOME
Dividends	$—	$—	$13,857	$1,545,786	$202,736	$1,176
Net Investment Income	—	—	13,857	1,545,786	202,736	1,176
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	40,944	15,683,376	(27,456)	737,573	(1,360,817)	(8,098)
Capital gain distributions	57,041	5,853,010	17,433	1,744,354	—	4,403
Realized Gain (Loss) on Investments	97,985	21,536,386	(10,023)	2,481,927	(1,360,817)	(3,695)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	226,157	26,412,725	129,670	(2,773,577)	5,738,347	89,239
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,142	$47,949,111	$133,504	$1,254,136	$4,580,266	$86,720

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2020

Variable Account
Vanguard VIF
Real Estate Index (1)
INVESTMENT INCOME
Dividends	$176
Net Investment Income	176
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	386
Capital gain distributions	111
Realized Gain (Loss) on Investments	497
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,619
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,292

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Core Income		Diversified Bond		Diversified Bond
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	255,446	54,954	3,468,288	1,616,650	1,196
Change in net unrealized appreciation (depreciation) on investments	193,783	256,516	5,649,634	8,614,023	26,212
Net Increase (Decrease) in Net Assets Resulting from Operations	449,229	311,470	9,117,922	10,230,673	27,408
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	555,556	470,708	2,453,056	2,363,016	56,610
Transfers between variable and fixed accounts, net	1,335,411	2,544,037	4,421,240	5,829,275	405,420
Policy maintenance charges	(279,984)	(156,053)	(2,980,836)	(2,918,534)	(34,267)
Policy benefits and terminations	(537,009)	(57,192)	(3,688,819)	(3,731,790)	(4,405)
Policy loans and loan repayments	707	(7,108)	(198,554)	(1,001,893)	83
Other	4,420	1,502	108,945	42,257	153
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,079,101	2,795,894	115,032	582,331	423,594
NET INCREASE (DECREASE) IN NET ASSETS	1,528,330	3,107,364	9,232,954	10,813,004	451,002
NET ASSETS
Beginning of Year or Period	4,868,941	1,761,577	88,954,434	78,141,430	—
End of Year or Period	$6,397,271	$4,868,941	$98,187,388	$88,954,434	$451,002

	Floating Rate Income		Floating Rate Income	High Yield Bond
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	64,865	424,319	6	6,221,905	2,825,364
Change in net unrealized appreciation (depreciation) on investments	706,934	1,246,600	230	(1,716,314)	6,496,607
Net Increase (Decrease) in Net Assets Resulting from Operations	771,799	1,670,919	236	4,505,591	9,321,971
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	978,992	1,769,661	1,416	2,697,775	2,819,351
Transfers between variable and fixed accounts, net	(5,558,430)	20,978,554	4,973	(1,820,357)	4,761,346
Policy maintenance charges	(929,737)	(1,033,851)	(600)	(3,077,231)	(3,180,566)
Policy benefits and terminations	(658,660)	(516,410)	—	(1,921,957)	(2,187,911)
Policy loans and loan repayments	17,154	(180,853)	—	93,725	(121,990)
Other	37,849	35,596	14	37,640	47,308
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,112,832)	21,052,697	5,803	(3,990,405)	2,137,538
NET INCREASE (DECREASE) IN NET ASSETS	(5,341,033)	22,723,616	6,039	515,186	11,459,509
NET ASSETS
Beginning of Year or Period	33,054,004	10,330,388	—	77,198,296	65,738,787
End of Year or Period	$27,712,971	$33,054,004	$6,039	$77,713,482	$77,198,296

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	High Yield Bond		Inflation Managed		Inflation Managed
	Class P (1)		Class I		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,970	—	1,273,159	(390,333)	39
Change in net unrealized appreciation (depreciation) on investments	3,298	—	6,207,455	6,150,342	782
Net Increase (Decrease) in Net Assets Resulting from Operations	5,268	—	7,480,614	5,760,009	821
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	37,643	—	2,789,991	2,998,076	4,903
Transfers between variable and fixed accounts, net	20,071	85	(3,058,583)	(717,523)	35,063
Policy maintenance charges	(9,904)	—	(3,185,257)	(3,209,986)	(1,662)
Policy benefits and terminations	—	—	(2,936,773)	(3,263,163)	—
Policy loans and loan repayments	31	—	150,339	(224,030)	—
Other	25	—	57,258	50,609	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	47,866	85	(6,183,025)	(4,366,017)	38,304
NET INCREASE (DECREASE) IN NET ASSETS	53,134	85	1,297,589	1,393,992	39,125
NET ASSETS
Beginning of Year or Period	85	—	69,823,639	68,429,647	—
End of Year or Period	$53,219	$85	$71,121,228	$69,823,639	$39,125

	Managed Bond		Managed Bond		Short Duration Bond
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,258,807	2,222,362	657	—	1,682,104	462,983
Change in net unrealized appreciation (depreciation) on investments	18,775,702	18,100,621	2,672	—	1,776,978	3,002,945
Net Increase (Decrease) in Net Assets Resulting from Operations	22,034,509	20,322,983	3,329	—	3,459,082	3,465,928
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,975,371	9,445,463	31,663	—	5,230,131	4,965,190
Transfers between variable and fixed accounts, net	30,792,827	688,614	141,906	234	18,655,844	5,168,316
Policy maintenance charges	(10,993,202)	(10,719,575)	(23,105)	—	(4,322,501)	(4,128,448)
Policy benefits and terminations	(8,300,475)	(10,956,228)	—	—	(1,671,725)	(2,107,919)
Policy loans and loan repayments	88,959	325,927	123	—	(12,042)	(410,478)
Other	202,442	184,242	(42)	—	90,737	72,447
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	21,765,922	(11,031,557)	150,545	234	17,970,444	3,559,108
NET INCREASE (DECREASE) IN NET ASSETS	43,800,431	9,291,426	153,874	234	21,429,526	7,025,036
NET ASSETS
Beginning of Year or Period	255,502,200	246,210,774	234	—	87,104,910	80,079,874
End of Year or Period	$299,302,631	$255,502,200	$154,108	$234	$108,534,436	$87,104,910

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Short Duration Bond		Emerging Markets Debt		Emerging Markets Debt
	Class P (1)		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	—	$—
Realized gain (loss) on investments	1,727		(506,545)	65,376	2
Change in net unrealized appreciation (depreciation) on investments	3,354		(94,434)	844,357	678
Net Increase (Decrease) in Net Assets Resulting from Operations	5,081		(600,979)	909,733	680
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,546		170,882	384,795	388
Transfers between variable and fixed accounts, net	289,492		(3,784,717)	401,996	10,277
Policy maintenance charges	(30,133)		(175,156)	(216,454)	(891)
Policy benefits and terminations	(4,246)		(434,056)	(194,183)	—
Policy loans and loan repayments	(6,172)		21,483	(23,204)	—
Other	26		13,909	13,444	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	271,513		(4,187,655)	366,394	9,775
NET INCREASE (DECREASE) IN NET ASSETS	276,594		(4,788,634)	1,276,127	10,455
NET ASSETS
Beginning of Year or Period	—		10,689,519	9,413,392	—
End of Year or Period	$276,594		$5,900,885	$10,689,519	$10,455

	Dividend Growth		Dividend Growth	Equity Index
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,878,531	5,197,208	5,386	63,838,932	35,320,829
Change in net unrealized appreciation (depreciation) on investments	6,002,069	15,454,368	23,202	77,880,183	164,468,905
Net Increase (Decrease) in Net Assets Resulting from Operations	10,880,600	20,651,576	28,588	141,719,115	199,789,734
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,526,783	2,999,635	7,677	25,471,534	25,988,623
Transfers between variable and fixed accounts, net	(569,029)	119,671	190,863	(3,325,894)	(10,689,058)
Policy maintenance charges	(2,876,975)	(2,823,352)	(21,443)	(25,288,299)	(25,345,309)
Policy benefits and terminations	(2,510,317)	(2,709,272)	(7,136)	(16,499,685)	(25,832,404)
Policy loans and loan repayments	(225,177)	(308,857)	—	(184,670)	(1,375,647)
Other	84,420	31,718	285	462,599	350,653
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,570,295)	(2,690,457)	170,246	(19,364,415)	(36,903,142)
NET INCREASE (DECREASE) IN NET ASSETS	8,310,305	17,961,119	198,834	122,354,700	162,886,592
NET ASSETS
Beginning of Year or Period	87,800,331	69,839,212	—	817,172,061	654,285,469
End of Year or Period	$96,110,636	$87,800,331	$198,834	$939,526,761	$817,172,061

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Equity Index		Focused Growth		Growth
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(15,757)	—	6,284,306	3,241,358	45,354,177	10,573,701
Change in net unrealized appreciation (depreciation) on investments	502,488	9	7,750,994	7,867,392	36,674,306	71,368,540
Net Increase (Decrease) in Net Assets Resulting from Operations	486,731	9	14,035,300	11,108,750	82,028,483	81,942,241
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	338,160	—	1,621,463	1,404,695	6,870,442	7,211,607
Transfers between variable and fixed accounts, net	2,222,696	1,946	(6,079,512)	12,414	(32,210,554)	787,487
Policy maintenance charges	(235,075)	—	(1,420,282)	(1,392,604)	(10,841,167)	(10,716,979)
Policy benefits and terminations	—	—	(1,612,679)	(1,875,655)	(11,369,463)	(11,035,326)
Policy loans and loan repayments	(13,271)	—	(410,137)	(120,337)	(634,780)	(276,349)
Other	6,729	—	22,602	16,496	103,301	90,130
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,319,239	1,946	(7,878,545)	(1,954,991)	(48,082,221)	(13,939,430)
NET INCREASE (DECREASE) IN NET ASSETS	2,805,970	1,955	6,156,755	9,153,759	33,946,262	68,002,811
NET ASSETS
Beginning of Year or Period	1,955	—	40,736,219	31,582,460	288,429,171	220,426,360
End of Year or Period	$2,807,925	$1,955	$46,892,974	$40,736,219	$322,375,433	$288,429,171

	Growth	Large-Cap Growth		Large-Cap Value
	Class P (2)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	27,151	9,100,770	5,383,724	6,043,691	6,752,805
Change in net unrealized appreciation (depreciation) on investments	51,233	14,785,670	12,091,519	1,085,460	22,656,844
Net Increase (Decrease) in Net Assets Resulting from Operations	78,384	23,886,440	17,475,243	7,129,151	29,409,649
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	206,171	2,603,137	2,788,382	4,460,117	3,946,530
Transfers between variable and fixed accounts, net	533,731	3,540,566	(570,287)	1,949,912	437,609
Policy maintenance charges	(58,118)	(2,950,449)	(2,625,711)	(3,974,560)	(4,099,008)
Policy benefits and terminations	—	(2,856,175)	(3,212,411)	(3,333,019)	(4,344,498)
Policy loans and loan repayments	(39,870)	(53,371)	(305,758)	(332,402)	(314,704)
Other	(634)	(24,254)	21,595	112,651	50,673
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	641,280	259,454	(3,904,190)	(1,117,301)	(4,323,398)
NET INCREASE (DECREASE) IN NET ASSETS	719,664	24,145,894	13,571,053	6,011,850	25,086,251
NET ASSETS
Beginning of Year or Period	—	69,613,091	56,042,038	131,089,688	106,003,437
End of Year or Period	$719,664	$93,758,985	$69,613,091	$137,101,538	$131,089,688

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020
	Large-Cap Value		Main Street Core		Main Street Core
	Class P (1)		Class I		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,315	—	14,215,048	13,409,110	(1,204)
Change in net unrealized appreciation (depreciation) on investments	14,588	1	12,745,345	43,205,480	14,668
Net Increase (Decrease) in Net Assets Resulting from Operations	17,903	1	26,960,393	56,614,590	13,464
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,560	—	5,854,093	6,421,384	10,118
Transfers between variable and fixed accounts, net	133,484	276	(10,289,527)	(9,551,871)	75,817
Policy maintenance charges	(12,265)	—	(9,094,472)	(9,423,519)	(6,951)
Policy benefits and terminations	—	—	(8,932,028)	(10,144,881)	—
Policy loans and loan repayments	(10,126)	—	376,752	412,377	—
Other	(1,143)	—	(2,162)	53,901	(33)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	127,510	276	(22,087,344)	(22,232,609)	78,951
NET INCREASE (DECREASE) IN NET ASSETS	145,413	277	4,873,049	34,381,981	92,415
NET ASSETS
Beginning of Year or Period	277	—	218,453,104	184,071,123	—
End of Year or Period	$145,690	$277	$223,326,153	$218,453,104	$92,415

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Growth
	Class I		Class I		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	11,072,398	10,525,964	29,476,374	6,397,575	2,132
Change in net unrealized appreciation (depreciation) on investments	23,513,829	14,203,590	5,097,922	17,335,045	11,068
Net Increase (Decrease) in Net Assets Resulting from Operations	34,586,227	24,729,554	34,574,296	23,732,620	13,200
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,869,402	4,445,766	2,759,617	2,875,464	45,064
Transfers between variable and fixed accounts, net	(4,515,602)	1,109,155	(15,066,490)	1,030,996	81,748
Policy maintenance charges	(4,001,297)	(4,534,199)	(2,760,038)	(2,911,268)	(9,452)
Policy benefits and terminations	(3,265,294)	(4,950,927)	(2,148,975)	(2,746,876)	—
Policy loans and loan repayments	(164,949)	23,039	(208,953)	(302,568)	(6,750)
Other	103,488	89,991	57,374	50,165	(950)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,974,252)	(3,817,175)	(17,367,465)	(2,004,087)	109,660
NET INCREASE (DECREASE) IN NET ASSETS	27,611,975	20,912,379	17,206,831	21,728,533	122,860
NET ASSETS
Beginning of Year or Period	132,314,856	111,402,477	83,131,496	61,402,963	—
End of Year or Period	$159,926,831	$132,314,856	$100,338,327	$83,131,496	$122,860

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Mid-Cap Value		Mid-Cap Value		Small-Cap Equity
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	506,966	545,099	1,069	—	235,082	556,054
Change in net unrealized appreciation (depreciation) on investments	682,289	2,618,842	5,326	8	1,324,537	4,228,549
Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,255	3,163,941	6,395	8	1,559,619	4,784,603
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	951,536	1,002,143	12,424	—	1,483,295	1,200,788
Transfers between variable and fixed accounts, net	444,605	239,286	30,264	245	343,744	646,884
Policy maintenance charges	(639,309)	(673,277)	(3,985)	—	(903,684)	(983,690)
Policy benefits and terminations	(210,555)	(447,880)	—	—	(508,226)	(435,740)
Policy loans and loan repayments	51,851	(18,553)	—	—	130,099	(210,613)
Other	44,412	11,271	(179)	—	40,836	17,755
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	642,540	112,990	38,524	245	586,064	235,384
NET INCREASE (DECREASE) IN NET ASSETS	1,831,795	3,276,931	44,919	253	2,145,683	5,019,987
NET ASSETS
Beginning of Year or Period	14,041,545	10,764,614	253	—	25,264,681	20,244,694
End of Year or Period	$15,873,340	$14,041,545	$45,172	$253	$27,410,364	$25,264,681

	Small-Cap Equity	Small-Cap Growth		Small-Cap Index
	Class P (2)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(1,751)	1,372,554	1,211,864	19,563,419	14,512,443
Change in net unrealized appreciation (depreciation) on investments	47,959	11,494,839	5,284,797	23,563,757	33,320,309
Net Increase (Decrease) in Net Assets Resulting from Operations	46,208	12,867,393	6,496,661	43,127,176	47,832,752
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,358	—	—	7,465,445	7,293,275
Transfers between variable and fixed accounts, net	116,834	(623,465)	(543,286)	(13,862,738)	1,070,694
Policy maintenance charges	(12,829)	(798,647)	(799,751)	(7,951,548)	(8,319,400)
Policy benefits and terminations	—	(786,830)	(956,525)	(5,491,203)	(6,390,792)
Policy loans and loan repayments	—	(288,808)	(203,634)	(486,363)	(167,165)
Other	(273)	(11,265)	(2,447)	54,954	96,789
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	113,090	(2,509,015)	(2,505,643)	(20,271,453)	(6,416,599)
NET INCREASE (DECREASE) IN NET ASSETS	159,298	10,358,378	3,991,018	22,855,723	41,416,153
NET ASSETS
Beginning of Year or Period	—	24,624,848	20,633,830	235,221,748	193,805,595
End of Year or Period	$159,298	$34,983,226	$24,624,848	$258,077,471	$235,221,748

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Small-Cap Index		Small-Cap Value		Small-Cap Value
	Class P (1)		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(1,869)	—	3,320,881	3,027,946	1,921	—
Change in net unrealized appreciation (depreciation) on investments	139,791	4	(316,194)	9,819,887	26,090	—
Net Increase (Decrease) in Net Assets Resulting from Operations	137,922	4	3,004,687	12,847,833	28,011	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	69,716	—	2,851,790	2,537,358	27,868	—
Transfers between variable and fixed accounts, net	432,228	250	150,773	(436,671)	67,071	1,275
Policy maintenance charges	(47,977)	—	(1,879,913)	(2,086,490)	(16,488)	—
Policy benefits and terminations	—	—	(1,868,412)	(2,145,982)	—	—
Policy loans and loan repayments	(938)	—	202,961	(483,353)	77	—
Other	3,316	—	32,224	30,831	(493)	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	456,345	250	(510,577)	(2,584,307)	78,035	1,275
NET INCREASE (DECREASE) IN NET ASSETS	594,267	254	2,494,110	10,263,526	106,046	1,275
NET ASSETS
Beginning of Year or Period	254	—	68,043,066	57,779,540	1,275	—
End of Year or Period	$594,521	$254	$70,537,176	$68,043,066	$107,321	$1,275

	Value		Value	Value Advantage
	Class I		Class P (2)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,672,370	2,516,813	1,868	167,443	91,559
Change in net unrealized appreciation (depreciation) on investments	(5,814,708)	10,332,405	5,418	75,767	829,988
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,142,338)	12,849,218	7,286	243,210	921,547
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,699,819	4,101,424	4,784	465,758	391,875
Transfers between variable and fixed accounts, net	93,864	(1,869,727)	55,071	382,949	2,032,305
Policy maintenance charges	(2,591,918)	(2,859,003)	(7,353)	(230,105)	(234,876)
Policy benefits and terminations	(1,185,693)	(1,691,605)	—	(52,371)	(155,347)
Policy loans and loan repayments	(213,938)	(97,324)	—	(34,949)	(2,574)
Other	55,684	33,804	(561)	37,672	874
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(142,182)	(2,382,431)	51,941	568,954	2,032,257
NET INCREASE (DECREASE) IN NET ASSETS	(4,284,520)	10,466,787	59,227	812,164	2,953,804
NET ASSETS
Beginning of Year or Period	63,269,136	52,802,349	—	5,625,687	2,671,883
End of Year or Period	$58,984,616	$63,269,136	$59,227	$6,437,851	$5,625,687

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Value Advantage		Emerging Markets		Emerging Markets
	Class P (1)		Class I		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	2,741		7,249,764	1,522,830	(8,254)	—
Change in net unrealized appreciation (depreciation) on investments	24,259		20,415,431	34,129,887	52,319	6
Net Increase (Decrease) in Net Assets Resulting from Operations	27,000		27,665,195	35,652,717	44,065	6
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56,258		6,379,385	6,317,413	70,025	—
Transfers between variable and fixed accounts, net	126,465		(11,078,819)	(93,078)	177,932	3,390
Policy maintenance charges	(14,577)		(5,258,761)	(5,336,189)	(23,046)	—
Policy benefits and terminations	—		(3,859,444)	(3,924,403)	—	—
Policy loans and loan repayments	(4,956)		(44,632)	(840,754)	—	—
Other	2,868		112,252	104,899	2,844 (2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	166,058		(13,750,019)	(3,772,112)	227,755	3,388
NET INCREASE (DECREASE) IN NET ASSETS	193,058		13,915,176	31,880,605	271,820	3,394
NET ASSETS
Beginning of Year or Period	—		173,475,670	141,595,065	3,394	—
End of Year or Period	$193,058		$187,390,846	$173,475,670	$275,214	$3,394

	International Large-Cap		International Large-Cap		International Small-Cap
	Class I		Class P (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,303,527	3,642,008	(2,253)	—	2,523,575	614,197
Change in net unrealized appreciation (depreciation) on investments	17,219,766	43,645,583	29,044	35	1,326,793	6,625,755
Net Increase (Decrease) in Net Assets Resulting from Operations	22,523,293	47,287,591	26,791	35	3,850,368	7,239,952
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,594,272	8,817,333	38,120	—	1,837,541	2,152,498
Transfers between variable and fixed accounts, net	2,364,412	3,672,623	168,444	8,183	(8,672,155)	1,103,677
Policy maintenance charges	(6,913,280)	(6,827,787)	(21,553)	—	(1,155,365)	(1,210,071)
Policy benefits and terminations	(4,642,986)	(5,445,770)	—	—	(682,401)	(906,972)
Policy loans and loan repayments	225,125	(521,616)	92	—	67,117	(43,366)
Other	179,863	126,240	2,998	24	63,377	39,857
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(192,594)	(178,977)	188,101	8,207	(8,541,886)	1,135,623
NET INCREASE (DECREASE) IN NET ASSETS	22,330,699	47,108,614	214,892	8,242	(4,691,518)	8,375,575
NET ASSETS
Beginning of Year or Period	216,113,684	169,005,070	8,242	—	44,120,555	35,744,980
End of Year or Period	$238,444,383	$216,113,684	$223,134	$8,242	$39,429,037	$44,120,555

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	International Small-Cap		International Value		Health Sciences
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(413)	—	319,124	2,186,140	5,838,057	7,005,028
Change in net unrealized appreciation (depreciation) on investments	10,301	—	(8,763,756)	17,164,053	8,359,917	9,799,276
Net Increase (Decrease) in Net Assets Resulting from Operations	9,888	—	(8,444,632)	19,350,193	14,197,974	16,804,304
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,054	—	6,893,136	6,521,016	3,250,038	3,219,264
Transfers between variable and fixed accounts, net	52,835	2,636	1,040,714	1,557,206	(1,172,700)	(4,332,797)
Policy maintenance charges	(11,767)	—	(5,152,777)	(5,786,419)	(2,820,225)	(2,663,246)
Policy benefits and terminations	—	—	(4,112,078)	(4,373,323)	(2,138,701)	(2,576,190)
Policy loans and loan repayments	46	—	316,950	(79,439)	(511,547)	(985,193)
Other	(132)	—	35,438	80,485	51,666	39,487
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	61,036	2,636	(978,617)	(2,080,474)	(3,341,469)	(7,298,675)
NET INCREASE (DECREASE) IN NET ASSETS	70,924	2,636	(9,423,249)	17,269,719	10,856,505	9,505,629
NET ASSETS
Beginning of Year or Period	2,636	—	133,840,159	116,570,440	79,347,224	69,841,595
End of Year or Period	$73,560	$2,636	$124,416,910	$133,840,159	$90,203,729	$79,347,224

	Health Sciences		Real Estate		Real Estate
	Class P (2)		Class I		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—
Realized gain (loss) on investments	2,481		5,795,080	3,245,361	118
Change in net unrealized appreciation (depreciation) on investments	27,102		(8,768,310)	19,436,216	2,030
Net Increase (Decrease) in Net Assets Resulting from Operations	29,583		(2,973,230)	22,681,577	2,148
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	107,172		3,414,632	3,397,522	4,308
Transfers between variable and fixed accounts, net	367,882		(5,069,951)	(1,017,871)	20,092
Policy maintenance charges	(23,626)		(2,932,738)	(3,063,112)	(2,901)
Policy benefits and terminations	—		(2,102,722)	(2,725,925)	(2,130)
Policy loans and loan repayments	—		145,926	(206,991)	—
Other	(22)		82,375	52,183	93
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	451,406		(6,462,478)	(3,564,194)	19,462
NET INCREASE (DECREASE) IN NET ASSETS	480,989		(9,435,708)	19,117,383	21,610
NET ASSETS
Beginning of Year or Period	—		92,882,541	73,765,158	—
End of Year or Period	$480,989		$83,446,833	$92,882,541	$21,610

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Technology		Technology		PSF DFA
	Class I		Class P (1)		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,172,785	1,492,040	7,548	—	71,567	52,731
Change in net unrealized appreciation (depreciation) on investments	11,486,585	6,875,275	28,775	—	788,571	1,023,059
Net Increase (Decrease) in Net Assets Resulting from Operations	15,659,370	8,367,315	36,323	—	860,138	1,075,790
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,054,004	1,477,745	158,316	—	1,435,957	1,224,034
Transfers between variable and fixed accounts, net	7,133,322	(464,582)	291,880	2,551	(10,013)	4,010,873
Policy maintenance charges	(1,275,200)	(1,057,629)	(36,360)	—	(731,427)	(643,095)
Policy benefits and terminations	(716,288)	(1,290,929)	—	—	(85,150)	(44,238)
Policy loans and loan repayments	(549,847)	(158,188)	(3,375)	—	12,729	5,547
Other	31,509	20,373	(803)	—	(317)	8,685
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,677,500	(1,473,210)	409,658	2,551	621,779	4,561,806
NET INCREASE (DECREASE) IN NET ASSETS	22,336,870	6,894,105	445,981	2,551	1,481,917	5,637,596
NET ASSETS
Beginning of Year or Period	30,872,221	23,978,116	2,551	—	9,076,243	3,438,647
End of Year or Period	$53,209,091	$30,872,221	$448,532	$2,551	$10,558,160	$9,076,243

	PSF DFA		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P (2)		Conservative Growth Class I		Conservative Growth Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—
Realized gain (loss) on investments	913		203,440	257,917	7,644
Change in net unrealized appreciation (depreciation) on investments	6,189		1,439,444	1,284,558	48,740
Net Increase (Decrease) in Net Assets Resulting from Operations	7,102		1,642,884	1,542,475	56,384
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	24,372		1,221,720	1,348,540	8,370
Transfers between variable and fixed accounts, net	57,189		1,572,701	1,609,517	504,335
Policy maintenance charges	(15,574)		(909,429)	(813,106)	(69,938)
Policy benefits and terminations	—		(437,098)	(188,235)	—
Policy loans and loan repayments	—		24,524	(425,077)	—
Other	47		7,173	5,622	1,011
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	66,034		1,479,591	1,537,261	443,778
NET INCREASE (DECREASE) IN NET ASSETS	73,136		3,122,475	3,079,736	500,162
NET ASSETS
Beginning of Year or Period	—		12,244,024	9,164,288	—
End of Year or Period	$73,136		$15,366,499	$12,244,024	$500,162

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P (1)		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,255,775	922,507	17,112	—	2,232,200	2,559,030
Change in net unrealized appreciation (depreciation) on investments	6,515,040	8,776,896	107,966	84	11,678,426	12,315,045
Net Increase (Decrease) in Net Assets Resulting from Operations	8,770,815	9,699,403	125,078	84	13,910,626	14,874,075
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,887,239	5,752,802	266,521	—	14,391,143	12,171,110
Transfers between variable and fixed accounts, net	(657,084)	7,943,774	718,799	47,250	(1,341,568)	3,446,794
Policy maintenance charges	(4,707,816)	(4,320,633)	(111,173)	—	(5,834,763)	(5,176,718)
Policy benefits and terminations	(4,334,996)	(2,088,146)	—	—	(1,886,322)	(2,784,489)
Policy loans and loan repayments	(25,762)	(33,572)	—	—	(386,440)	(480,991)
Other	106,329	32,231	3,191	—	28,291	39,739
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,732,090)	7,286,456	877,338	47,250	4,970,341	7,215,445
NET INCREASE (DECREASE) IN NET ASSETS	5,038,725	16,985,859	1,002,416	47,334	18,880,967	22,089,520
NET ASSETS
Beginning of Year or Period	65,004,271	48,018,412	47,334	—	84,870,166	62,780,646
End of Year or Period	$70,042,996	$65,004,271	$1,049,750	$47,334	$103,751,133	$84,870,166

	Pacific Dynamix -		Portfolio Optimization		Portfolio Optimization
	Growth Class P (2)		Conservative Class I		Conservative Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—
Realized gain (loss) on investments	4,433		516,165	731,628	19
Change in net unrealized appreciation (depreciation) on investments	675,034		759,135	889,024	137
Net Increase (Decrease) in Net Assets Resulting from Operations	679,467		1,275,300	1,620,652	156
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	204,374		995,260	993,855	721
Transfers between variable and fixed accounts, net	2,404,086		534,507	3,812,246	6,483
Policy maintenance charges	(305,408)		(1,248,542)	(1,257,452)	(703)
Policy benefits and terminations	—		(930,007)	(1,592,586)	—
Policy loans and loan repayments	—		350,396	365,460	—
Other	5,268		16,436	10,199	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,308,320		(281,950)	2,331,722	6,501
NET INCREASE (DECREASE) IN NET ASSETS	2,987,787		993,350	3,952,374	6,657
NET ASSETS
Beginning of Year or Period	—		16,443,939	12,491,565	—
End of Year or Period	$2,987,787		$17,437,289	$16,443,939	$6,657

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate-Conservative Class P (1)		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	1,889,336	1,238,243	9		9,882,894	8,474,521
Change in net unrealized appreciation (depreciation) on investments	2,738,109	5,979,865	1,372		17,339,554	30,919,784
Net Increase (Decrease) in Net Assets Resulting from Operations	4,627,445	7,218,108	1,381		27,222,448	39,394,305
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,405,657	2,098,826	181		11,191,772	12,247,932
Transfers between variable and fixed accounts, net	(2,491,633)	436,214	16,535		(3,462,766)	(3,079,207)
Policy maintenance charges	(2,100,494)	(2,165,671)	(1,997)		(12,180,495)	(12,476,126)
Policy benefits and terminations	(1,940,945)	(1,874,868)	—		(13,549,828)	(13,905,883)
Policy loans and loan repayments	(240,781)	102,620	—		283,571	(830,302)
Other	58,663	35,596	—		242,559	197,998
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,309,533)	(1,367,283)	14,719		(17,475,187)	(17,845,588)
NET INCREASE (DECREASE) IN NET ASSETS	317,912	5,850,825	16,100		9,747,261	21,548,717
NET ASSETS
Beginning of Year or Period	53,817,810	47,966,985	—		241,840,587	220,291,870
End of Year or Period	$54,135,722	$53,817,810	$16,100		$251,587,848	$241,840,587

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class P (1)		Growth Class I		Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—
Realized gain (loss) on investments	1		10,244,430	10,822,144	477
Change in net unrealized appreciation (depreciation) on investments	14,136		32,535,669	53,688,847	96,860
Net Increase (Decrease) in Net Assets Resulting from Operations	14,137		42,780,099	64,510,991	97,337
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,036		17,381,088	17,634,468	46,919
Transfers between variable and fixed accounts, net	248,129		(8,692,137)	(6,837,187)	888,335
Policy maintenance charges	(8,879)		(12,284,932)	(13,032,297)	(43,355)
Policy benefits and terminations	—		(8,259,878)	(13,950,574)	—
Policy loans and loan repayments	—		(154,666)	(2,556,743)	—
Other	110		448,892	330,792	(3)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	246,396		(11,561,633)	(18,411,541)	891,896
NET INCREASE (DECREASE) IN NET ASSETS	260,533		31,218,466	46,099,450	989,233
NET ASSETS
Beginning of Year or Period	—		350,862,318	304,762,868	—
End of Year or Period	$260,533		$382,080,784	$350,862,318	$989,233

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Portfolio Optimization		Portfolio Optimization		Invesco Oppenheimer V.I.
	Aggressive-Growth Class I		Aggressive-Growth Class P (1)		Global Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$831
Realized gain (loss) on investments	5,055,659	4,591,239	19,321		9,428
Change in net unrealized appreciation (depreciation) on investments	15,832,573	28,636,302	39,297		22,925
Net Increase (Decrease) in Net Assets Resulting from Operations	20,888,232	33,227,541	58,618		33,184
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,840,467	10,527,484	59,505		21,102
Transfers between variable and fixed accounts, net	(6,178,358)	(180,502)	282,322		225,847
Policy maintenance charges	(5,770,829)	(5,840,242)	(48,986)		(28,927)
Policy benefits and terminations	(2,624,841)	(5,849,563)	—		—
Policy loans and loan repayments	26,028	(1,065,424)	—		—
Other	157,548	131,714	(1,543)		(769)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,549,985)	(2,276,533)	291,298		217,253
NET INCREASE (DECREASE) IN NET ASSETS	16,338,247	30,951,008	349,916		250,437
NET ASSETS
Beginning of Year or Period	170,953,835	140,002,827	—		—
End of Year or Period	$187,292,082	$170,953,835	$349,916		$250,437

	Invesco Oppenheimer V.I.		Invesco Oppenheimer V.I.		Invesco V.I. International
	Global Series II		Main Street Small Cap Series I		Growth Series I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,433	$77,378	$13,599	$1,485	$2,736	$—
Realized gain (loss) on investments	465,407	2,148,094	26,356	11,057	10,757	—
Change in net unrealized appreciation (depreciation) on investments	2,878,821	945,427	536,477	141,776	13,318	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,401,661	3,170,899	576,432	154,318	26,811	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	785,060	914,880	144,640	78,318	54,531	—
Transfers between variable and fixed accounts, net	(260,307)	971,880	1,751,234	323,929	194,140	2,126
Policy maintenance charges	(538,523)	(513,122)	(117,885)	(46,989)	(18,703)	—
Policy benefits and terminations	(261,262)	(613,972)	(1,346)	(82,985)	—	—
Policy loans and loan repayments	798	(12,937)	(4,743)	(8,901)	(6,750)	—
Other	20,191	8,234	3,780	667	(421)	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(254,043)	754,963	1,775,680	264,039	222,797	2,126
NET INCREASE (DECREASE) IN NET ASSETS	3,147,618	3,925,862	2,352,112	418,357	249,608	2,126
NET ASSETS
Beginning of Year or Period	13,917,335	9,991,473	890,220	471,863	2,126	—
End of Year or Period	$17,064,953	$13,917,335	$3,242,332	$890,220	$251,734	$2,126

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Invesco V.I. International		American Century		American Century
	Growth Series II		VP Mid Cap Value Class I (1)		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$620,480	$383,008	$1,598	$—	$524,955	$613,393
Realized gain (loss) on investments	802,840	2,069,920	(3,166)	—	(477,647)	3,244,792
Change in net unrealized appreciation (depreciation) on investments	2,350,714	4,838,596	16,078	—	420,241	4,128,664
Net Increase (Decrease) in Net Assets Resulting from Operations	3,774,034	7,291,524	14,510	—	467,549	7,986,849
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,720,832	1,995,077	35,879	—	1,826,894	1,993,683
Transfers between variable and fixed accounts, net	(300,736)	(1,629,560)	150,452	1,700	1,062,741	8,368
Policy maintenance charges	(1,301,726)	(1,381,027)	(31,065)	—	(1,251,814)	(1,237,059)
Policy benefits and terminations	(1,369,203)	(903,725)	—	—	(879,076)	(1,710,929)
Policy loans and loan repayments	(20,449)	(185,649)	78	—	135,243	(524,280)
Other	45,311	20,470	76	—	27,262	17,297
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,225,971)	(2,084,414)	155,420	1,700	921,250	(1,452,920)
NET INCREASE (DECREASE) IN NET ASSETS	2,548,063	5,207,110	169,930	1,700	1,388,799	6,533,929
NET ASSETS
Beginning of Year or Period	31,782,959	26,575,849	1,700	—	34,728,746	28,194,817
End of Year or Period	$34,331,022	$31,782,959	$171,630	$1,700	$36,117,545	$34,728,746

	American Funds IS Asset		American Funds IS Asset		American Funds IS
	Allocation Class 2 (1)		Allocation Class 4		Growth Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37,378	$—	$1,149,460	$1,141,742	$1,602	$—
Realized gain (loss) on investments	14,487	—	959,263	3,247,205	53,904	—
Change in net unrealized appreciation (depreciation) on investments	320,676	(61)	7,380,678	7,155,567	234,661	23
Net Increase (Decrease) in Net Assets Resulting from Operations	372,541	(61)	9,489,401	11,544,514	290,167	23
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	272,794	—	6,455,053	6,401,856	269,213	—
Transfers between variable and fixed accounts, net	2,910,499	18,315	2,034,292	10,219,564	1,007,711	12,709
Policy maintenance charges	(375,352)	—	(4,093,281)	(3,534,150)	(130,264)	—
Policy benefits and terminations	—	—	(1,190,150)	(1,256,638)	(10,414)	—
Policy loans and loan repayments	(4,957)	—	(314,147)	56,310	(289)	—
Other	6,307	—	55,743	33,373	2,448	50
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,809,291	18,315	2,947,510	11,920,315	1,138,405	12,759
NET INCREASE (DECREASE) IN NET ASSETS	3,181,832	18,254	12,436,911	23,464,829	1,428,572	12,782
NET ASSETS
Beginning of Year or Period	18,254	—	75,162,694	51,697,865	12,782	—
End of Year or Period	$3,200,086	$18,254	$87,599,605	$75,162,694	$1,441,354	$12,782

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 2 (1)		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$217,837	$481,034	$8,510	$—	$1,133,515	$1,425,801
Realized gain (loss) on investments	4,715,768	9,391,189	10,551	—	2,866,416	9,672,885
Change in net unrealized appreciation (depreciation) on investments	42,181,123	12,193,222	96,079	2	8,566,834	10,038,912
Net Increase (Decrease) in Net Assets Resulting from Operations	47,114,728	22,065,445	115,140	2	12,566,765	21,137,598
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,761,535	4,394,799	113,028	—	5,248,953	4,600,507
Transfers between variable and fixed accounts, net	(2,882,324)	385,563	813,907	3,177	(3,826,368)	3,007,672
Policy maintenance charges	(4,042,526)	(3,456,975)	(100,410)	—	(4,280,146)	(4,182,738)
Policy benefits and terminations	(1,330,503)	(2,980,343)	(7,166)	—	(2,037,502)	(2,943,523)
Policy loans and loan repayments	(375,542)	(334,089)	104	—	(528,655)	(589,094)
Other	73,157	52,167	561	16	79,667	62,981
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,796,203)	(1,938,878)	820,024	3,193	(5,344,051)	(44,195)
NET INCREASE (DECREASE) IN NET ASSETS	43,318,525	20,126,567	935,164	3,195	7,222,714	21,093,403
NET ASSETS
Beginning of Year or Period	93,471,721	73,345,154	3,195	—	102,500,031	81,406,628
End of Year or Period	$136,790,246	$93,471,721	$938,359	$3,195	$109,722,745	$102,500,031

	American Funds IS High-		American Funds IS		American Funds IS
	Income Bond Class 2 (2)		International Class 2 (2)		New World Fund Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,128		$1,708		$62
Realized gain (loss) on investments	2,879		6,131		9,556
Change in net unrealized appreciation (depreciation) on investments	836		70,571		42,180
Net Increase (Decrease) in Net Assets Resulting from Operations	9,843		78,410		51,798
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,415		19,723		32,791
Transfers between variable and fixed accounts, net	95,983		313,966		230,863
Policy maintenance charges	(16,048)		(47,901)		(44,225)
Policy benefits and terminations	—		—		(4,993)
Policy loans and loan repayments	—		—		(4,955)
Other	79		853		(219)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	84,429		286,641		209,262
NET INCREASE (DECREASE) IN NET ASSETS	94,272		365,051		261,060
NET ASSETS
Beginning of Period	—		—		—
End of Period	$94,272		$365,051		$261,060

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	BlackRock 60/40 Target		BlackRock Basic Value		BlackRock Global Allocation
	Allocation ETF V.I. Class I		V.I. Class III		V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$137,285	$62,769	$377,328	$420,996	$5,534
Realized gain (loss) on investments	127,138	82,063	306,076	1,711,481	32,163
Change in net unrealized appreciation (depreciation) on investments	755,838	152,178	(32,141)	1,882,464	28,980
Net Increase (Decrease) in Net Assets Resulting from Operations	1,020,261	297,010	651,263	4,014,941	66,677
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	846,846	240,397	766,987	804,010	28,939
Transfers between variable and fixed accounts, net	5,810,278	2,086,605	260,045	(450,620)	422,281
Policy maintenance charges	(839,944)	(150,623)	(652,404)	(712,387)	(36,915)
Policy benefits and terminations	(26,668)	(17,547)	(188,456)	(377,421)	—
Policy loans and loan repayments	(53,422)	(25,650)	(160,065)	(93,650)	—
Other	(622)	334	25,678	18,634	2,596
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,736,468	2,133,516	51,785	(811,434)	416,901
NET INCREASE (DECREASE) IN NET ASSETS	6,756,729	2,430,526	703,048	3,203,507	483,578
NET ASSETS
Beginning of Year or Period	3,288,960	858,434	20,648,537	17,445,030	—
End of Year or Period	$10,045,689	$3,288,960	$21,351,585	$20,648,537	$483,578

	BlackRock Global Allocation		BNY Mellon VIF		DFA VA
	V.I. Class III		Appreciation Service Shares		International Value (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$845,590	$775,806	$7,876	$6,500	$1,827	$—
Realized gain (loss) on investments	4,122,221	2,461,322	105,027	48,848	4,015	—
Change in net unrealized appreciation (depreciation) on investments	7,607,917	6,701,993	287,997	160,919	9,718	1
Net Increase (Decrease) in Net Assets Resulting from Operations	12,575,728	9,939,121	400,900	216,267	15,560	1
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,822,366	4,191,015	48,496	34,531	10,236	—
Transfers between variable and fixed accounts, net	(1,569,686)	(2,591,009)	195,216	391,719	67,613	127
Policy maintenance charges	(3,277,572)	(3,244,998)	(39,679)	(27,309)	(9,316)	—
Policy benefits and terminations	(1,332,929)	(2,468,330)	(22,029)	(5,311)	—	—
Policy loans and loan repayments	49,365	(360,926)	(2,939)	(9,346)	—	—
Other	96,883	54,501	1,128	147	811	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,211,573)	(4,419,747)	180,193	384,431	69,344	127
NET INCREASE (DECREASE) IN NET ASSETS	10,364,155	5,519,374	581,093	600,698	84,904	128
NET ASSETS
Beginning of Year or Period	63,772,435	58,253,061	1,161,046	560,348	128	—
End of Year or Period	$74,136,590	$63,772,435	$1,742,139	$1,161,046	$85,032	$128

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	DFA VA		DFA VA		Fidelity VIP Bond Index
	U.S. Large Value (1)		U.S. Targeted Value (1)		Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,861		$714		$2,469
Realized gain (loss) on investments	(775)		1,148		1,505
Change in net unrealized appreciation (depreciation) on investments	29,667		8,723		(545)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,753		10,585		3,429
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,154		7,744		38,847
Transfers between variable and fixed accounts, net	217,415		118,029		253,576
Policy maintenance charges	(14,813)		(2,709)		(24,056)
Policy benefits and terminations	—		—		—
Policy loans and loan repayments	—		—		—
Other	426		(154)		7
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	220,182		122,910		268,374
NET INCREASE (DECREASE) IN NET ASSETS	253,935		133,495		271,803
NET ASSETS
Beginning of Period	—		—		—
End of Period	$253,935		$133,495		$271,803

	Fidelity VIP Contrafund		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Initial Class (2)		Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$312	$—	$51,764	$127,314	$18,329	$28,471
Realized gain (loss) on investments	2,284	—	2,638,270	8,899,936	120,387	67,509
Change in net unrealized appreciation (depreciation) on investments	47,033	12	15,185,384	6,726,043	96,181	117,498
Net Increase (Decrease) in Net Assets Resulting from Operations	49,629	12	17,875,418	15,753,293	234,897	213,478
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	37,845	—	2,658,784	2,565,200	41,269	45,621
Transfers between variable and fixed accounts, net	234,111	6,355	(3,507,740)	(2,335,441)	137,172	183,322
Policy maintenance charges	(34,789)	—	(2,412,610)	(2,255,239)	(70,676)	(54,683)
Policy benefits and terminations	—	—	(1,493,566)	(3,248,797)	(70,342)	(138,247)
Policy loans and loan repayments	—	—	6,113	(339,622)	3,364	10,057
Other	(164)	27	36,884	33,982	800	492
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	237,003	6,382	(4,712,135)	(5,579,917)	41,587	46,562
NET INCREASE (DECREASE) IN NET ASSETS	286,632	6,394	13,163,283	10,173,376	276,484	260,040
NET ASSETS
Beginning of Year or Period	6,394	—	62,244,855	52,071,479	1,577,897	1,317,857
End of Year or Period	$293,026	$6,394	$75,408,138	$62,244,855	$1,854,381	$1,577,897

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,197	$41,750	$67,933	$139,102	$128,881	$226,148
Realized gain (loss) on investments	122,766	167,519	587,367	495,800	844,818	375,266
Change in net unrealized appreciation (depreciation) on investments	183,213	154,625	181,797	768,287	996,098	1,512,156
Net Increase (Decrease) in Net Assets Resulting from Operations	332,176	363,894	837,097	1,403,189	1,969,797	2,113,570
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	110,623	122,077	200,457	318,085	1,252,331	1,039,496
Transfers between variable and fixed accounts, net	211,452	114,458	(1,251,819)	654,814	(226,440)	1,983,388
Policy maintenance charges	(103,149)	(114,888)	(269,450)	(301,449)	(747,181)	(650,374)
Policy benefits and terminations	(226,403)	(184,329)	(493,368)	(661,531)	(1,100,494)	(295,918)
Policy loans and loan repayments	192	(2,333)	(35,469)	(246,273)	(129,126)	111,398
Other	(1,012)	2,664	4,063	5,310	8,774	8,573
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,297)	(62,351)	(1,845,586)	(231,044)	(942,136)	2,196,563
NET INCREASE (DECREASE) IN NET ASSETS	323,879	301,543	(1,008,489)	1,172,145	1,027,661	4,310,133
NET ASSETS
Beginning of Year	2,402,373	2,100,830	8,076,758	6,904,613	13,340,689	9,030,556
End of Year	$2,726,252	$2,402,373	$7,068,269	$8,076,758	$14,368,350	$13,340,689

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Initial Class (1)		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,160		$131,419	$219,690	$1,444
Realized gain (loss) on investments	4,320		990,042	460,669	1,990
Change in net unrealized appreciation (depreciation) on investments	9,024		999,952	1,771,330	19,461
Net Increase (Decrease) in Net Assets Resulting from Operations	14,504		2,121,413	2,451,689	22,895
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,241,664	1,067,847	27,617
Transfers between variable and fixed accounts, net	95,247		(159,915)	1,152,393	171,288
Policy maintenance charges	(5,408)		(723,952)	(631,893)	(25,097)
Policy benefits and terminations	—		(565,836)	(372,644)	—
Policy loans and loan repayments	—		(346,109)	24,621	—
Other	557		11,716	14,298	(91)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	90,396		(542,432)	1,254,622	173,717
NET INCREASE (DECREASE) IN NET ASSETS	104,900		1,578,981	3,706,311	196,612
NET ASSETS
Beginning of Year or Period	—		13,423,558	9,717,247	—
End of Year or Period	$104,900		$15,002,539	$13,423,558	$196,612

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2045
	Portfolio Service Class 2		Portfolio Initial Class (1)		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$107,034	$166,533	$649		$82,684	$143,187
Realized gain (loss) on investments	837,373	328,133	1,737		745,294	314,427
Change in net unrealized appreciation (depreciation) on investments	1,172,575	1,700,720	9,321		1,229,320	1,576,093
Net Increase (Decrease) in Net Assets Resulting from Operations	2,116,982	2,195,386	11,707		2,057,298	2,033,707
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,770,519	1,602,460	23,251		1,575,895	1,601,845
Transfers between variable and fixed accounts, net	19,525	1,178,522	123,281		(285,272)	903,392
Policy maintenance charges	(789,674)	(670,413)	(17,031)		(894,756)	(841,161)
Policy benefits and terminations	(485,695)	(188,933)	—		(153,586)	(149,530)
Policy loans and loan repayments	(23,352)	(71,619)	—		17,058	23,183
Other	8,513	6,945	129		6,136	4,977
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	499,836	1,856,962	129,630		265,475	1,542,706
NET INCREASE (DECREASE) IN NET ASSETS	2,616,818	4,052,348	141,337		2,322,773	3,576,413
NET ASSETS
Beginning of Year or Period	11,519,396	7,467,048	—		10,210,423	6,634,010
End of Year or Period	$14,136,214	$11,519,396	$141,337		$12,533,196	$10,210,423

	Fidelity VIP Freedom Income		Fidelity VIP Freedom Income		Fidelity VIP Government
	Portfolio Initial Class (1)		Portfolio Service Class 2		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$721		$27,996	$26,173	$529,594	$3,098,660
Realized gain (loss) on investments	(2)		89,622	35,657	—	—
Change in net unrealized appreciation (depreciation) on investments	2,067		91,047	93,010	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,786		208,665	154,840	529,594	3,098,660
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,329		70,042	36,251	64,745,443	103,419,838
Transfers between variable and fixed accounts, net	44,647		1,122,302	5,450	51,619,231	(92,875,036)
Policy maintenance charges	(8,534)		(90,235)	(67,636)	(17,667,960)	(17,969,976)
Policy benefits and terminations	—		(12,002)	(52,819)	(25,828,981)	(23,238,533)
Policy loans and loan repayments	—		(10,857)	550	(252,503)	2,364,498
Other	461		1,245	1,015	581,384	457,975
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	62,903		1,080,495	(77,189)	73,196,614	(27,841,234)
NET INCREASE (DECREASE) IN NET ASSETS	65,689		1,289,160	77,651	73,726,208	(24,742,574)
NET ASSETS
Beginning of Year or Period	—		1,445,712	1,368,061	162,012,845	186,755,419
End of Year or Period	$65,689		$2,734,872	$1,445,712	$235,739,053	$162,012,845

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP		Fidelity VIP		Fidelity VIP
	Growth Service Class 2		International Index Service Class 2 (1)		Mid Cap Initial Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,392	$5,712	$2,306	$—	$1,886
Realized gain (loss) on investments	1,809,185	993,363	(923)	—	11,988
Change in net unrealized appreciation (depreciation) on investments	4,389,392	1,978,534	30,392	43	128,181
Net Increase (Decrease) in Net Assets Resulting from Operations	6,203,969	2,977,609	31,775	43	142,055
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	766,466	578,117	43,234	—	70,601
Transfers between variable and fixed accounts, net	5,937,318	(226,470)	126,770	2,835	387,694
Policy maintenance charges	(516,649)	(427,916)	(14,090)	—	(44,164)
Policy benefits and terminations	(230,444)	(879,958)	—	—	—
Policy loans and loan repayments	(138,866)	(49,473)	—	—	—
Other	80,313	6,925	1,554	—	597
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,898,138	(998,775)	157,468	2,835	414,728
NET INCREASE (DECREASE) IN NET ASSETS	12,102,107	1,978,834	189,243	2,878	556,783
NET ASSETS
Beginning of Year or Period	11,329,627	9,350,793	2,878	—	—
End of Year or Period	$23,431,734	$11,329,627	$192,121	$2,878	$556,783

	Fidelity VIP		Fidelity VIP Total Market Index		Fidelity VIP Value
	Mid Cap Service Class 2		Service Class 2 (2)		Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$124,243	$205,782	$2,932		$56,127	$72,660
Realized gain (loss) on investments	(463,636)	2,784,557	26,097		(52,152)	196,333
Change in net unrealized appreciation (depreciation) on investments	6,151,104	3,180,613	10,674		583,468	1,131,859
Net Increase (Decrease) in Net Assets Resulting from Operations	5,811,711	6,170,952	39,703		587,443	1,400,852
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,286,408	1,864,042	137,190		308,162	306,440
Transfers between variable and fixed accounts, net	364,235	(536,095)	140,691		224,154	425,696
Policy maintenance charges	(1,353,564)	(1,284,848)	(26,461)		(195,242)	(207,079)
Policy benefits and terminations	(843,766)	(1,467,898)	—		(28,464)	(250,273)
Policy loans and loan repayments	(122,533)	(135,854)	(20,100)		(82,876)	(14,975)
Other	49,296	21,897	3,391		7,750	5,159
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	380,076	(1,538,756)	234,711		233,484	264,968
NET INCREASE (DECREASE) IN NET ASSETS	6,191,787	4,632,196	274,414		820,927	1,665,820
NET ASSETS
Beginning of Year or Period	31,731,256	27,099,060	—		5,855,139	4,189,319
End of Year or Period	$37,923,043	$31,731,256	$274,414		$6,676,066	$5,855,139

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Templeton		Templeton		Templeton
	Foreign VIP Class 1 (1)		Foreign VIP Class 2		Global Bond VIP Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,332		$649,579	$351,186	$3,528	$—
Realized gain (loss) on investments	(1,788)		(362,844)	(272,912)	(1,516)	—
Change in net unrealized appreciation (depreciation) on investments	20,035		(268,357)	2,324,741	(2,988)	45
Net Increase (Decrease) in Net Assets Resulting from Operations	20,579		18,378	2,403,015	(976)	45
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	44,221		1,369,122	1,280,646	24,658	—
Transfers between variable and fixed accounts, net	114,166		1,882,807	(1,127,432)	84,671	2,835
Policy maintenance charges	(21,625)		(1,054,310)	(1,058,408)	(16,154)	—
Policy benefits and terminations	—		(148,382)	(420,827)	—	—
Policy loans and loan repayments	—		(25,533)	(52,893)	(656)	—
Other	403		23,600	15,567	(9)	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	137,165		2,047,304	(1,363,347)	92,510	2,835
NET INCREASE (DECREASE) IN NET ASSETS	157,744		2,065,682	1,039,668	91,534	2,880
NET ASSETS
Beginning of Year or Period	—		20,705,105	19,665,437	2,880	—
End of Year or Period	$157,744		$22,770,787	$20,705,105	$94,414	$2,880

	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Enterprise Institutional Shares (2)		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,725,690	$2,990,015	$22	$—	$—	$16,025
Realized gain (loss) on investments	(2,867,428)	(382,397)	1,824	—	4,135,352	3,254,529
Change in net unrealized appreciation (depreciation) on investments	(1,927,652)	(1,785,849)	12,694	—	1,791,615	5,328,537
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,069,390)	821,769	14,540	—	5,926,967	8,599,091
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,803,730	2,387,219	36,130	—	1,207,272	1,171,882
Transfers between variable and fixed accounts, net	(10,726,588)	(194,785)	66,125	2,126	(1,549,501)	3,570,619
Policy maintenance charges	(1,361,103)	(1,570,941)	(15,814)	—	(940,531)	(920,119)
Policy benefits and terminations	(729,060)	(849,108)	—	—	(983,672)	(1,217,281)
Policy loans and loan repayments	(25,663)	(485,924)	76	—	(726)	(167,393)
Other	55,870	49,805	287	—	20,330	14,037
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,982,814)	(663,734)	86,804	2,126	(2,246,828)	2,451,745
NET INCREASE (DECREASE) IN NET ASSETS	(13,052,204)	158,035	101,344	2,126	3,680,139	11,050,836
NET ASSETS
Beginning of Year or Period	41,607,808	41,449,773	2,126	—	33,889,504	22,838,668
End of Year or Period	$28,555,604	$41,607,808	$103,470	$2,126	$37,569,643	$33,889,504

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Overseas Institutional Shares (1)		Overseas Service Shares		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$125		$185,305	$274,822	$8,268	$716
Realized gain (loss) on investments	160		(28,859)	(66,429)	19,789	34,103
Change in net unrealized appreciation (depreciation) on investments	3,280		2,352,505	3,354,039	(19,879)	205,499
Net Increase (Decrease) in Net Assets Resulting from Operations	3,565		2,508,951	3,562,432	8,178	240,318
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,775		872,357	969,786	121,874	145,009
Transfers between variable and fixed accounts, net	13,311		(525,325)	(415,448)	(32,683)	(58,373)
Policy maintenance charges	(2,118)		(475,249)	(521,160)	(71,035)	(76,309)
Policy benefits and terminations	—		(500,688)	(530,802)	(4,650)	(205,198)
Policy loans and loan repayments	—		(30,395)	(176,684)	1,839	(24,413)
Other	(4)		15,434	12,839	1,647	5,226
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	17,964		(643,866)	(661,469)	16,992	(214,058)
NET INCREASE (DECREASE) IN NET ASSETS	21,529		1,865,085	2,900,963	25,170	26,260
NET ASSETS
Beginning of Year or Period	—		16,643,856	13,742,893	1,478,601	1,452,341
End of Year or Period	$21,529		$18,508,941	$16,643,856	$1,503,771	$1,478,601

	Lazard Retirement		ClearBridge Variable	ClearBridge Variable
	International Equity Service Shares		Aggressive Growth - Class I (1)	Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$28,112	$2,262	$245	$124,085	$156,864
Realized gain (loss) on investments	11,669	(9,777)	2,366	1,344,085	42,805
Change in net unrealized appreciation (depreciation) on investments	136,229	115,503	1,394	2,006,039	4,207,202
Net Increase (Decrease) in Net Assets Resulting from Operations	176,010	107,988	4,005	3,474,209	4,406,871
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,172	58,278	5,475	2,081,171	2,236,005
Transfers between variable and fixed accounts, net	372,785	596,048	40,364	(1,680,967)	(60,616)
Policy maintenance charges	(105,887)	(37,897)	(4,961)	(1,399,027)	(1,418,932)
Policy benefits and terminations	(3,569)	(3,605)	—	(560,520)	(453,644)
Policy loans and loan repayments	49	(4,589)	—	24,607	348
Other	(3,198)	(1,260)	809	59,348	18,541
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	522,352	606,975	41,687	(1,475,388)	321,702
NET INCREASE (DECREASE) IN NET ASSETS	698,362	714,963	45,692	1,998,821	4,728,573
NET ASSETS
Beginning of Year or Period	1,049,940	334,977	—	22,526,620	17,798,047
End of Year or Period	$1,748,302	$1,049,940	$45,692	$24,525,441	$22,526,620

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ClearBridge Variable		ClearBridge Variable		Western Asset Variable
	Mid Cap - Class I (1)		Mid Cap - Class II		Global High Yield Bond - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$171		$4,681	$39,623	$23,620	$24,433
Realized gain (loss) on investments	3,801		1,316,292	217,505	(8,562)	(2,134)
Change in net unrealized appreciation (depreciation) on investments	8,763		979,089	2,673,185	22,849	38,363
Net Increase (Decrease) in Net Assets Resulting from Operations	12,735		2,300,062	2,930,313	37,907	60,662
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,452		551,570	553,099	34,338	27,054
Transfers between variable and fixed accounts, net	69,794		(8,230,145)	8,497,127	131,016	26,068
Policy maintenance charges	(15,254)		(483,410)	(374,545)	(31,359)	(26,986)
Policy benefits and terminations	—		(230,562)	(273,214)	—	(8,642)
Policy loans and loan repayments	—		(25,798)	(54,948)	(438)	6,332
Other	916		17,167	7,012	515	482
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	62,908		(8,401,178)	8,354,531	134,072	24,308
NET INCREASE (DECREASE) IN NET ASSETS	75,643		(6,101,116)	11,284,844	171,979	84,970
NET ASSETS
Beginning of Year or Period	—		20,339,440	9,054,596	508,800	423,830
End of Year or Period	$75,643		$14,238,324	$20,339,440	$680,779	$508,800

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$832,349	$718,537	$—	$—	$66,282	$78,697
Realized gain (loss) on investments	(263,321)	(12,825)	3,579,789	3,864,640	(232,977)	(337,000)
Change in net unrealized appreciation (depreciation) on investments	857,512	1,256,806	11,025,921	1,577,844	203,470	1,474,314
Net Increase (Decrease) in Net Assets Resulting from Operations	1,426,540	1,962,518	14,605,710	5,442,484	36,775	1,216,011
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,890,821	1,620,063	1,173,334	1,768,772	286,986	291,447
Transfers between variable and fixed accounts, net	2,412,668	3,707,436	6,980,675	1,369,444	(659,836)	(114,391)
Policy maintenance charges	(1,150,415)	(1,005,302)	(830,540)	(889,726)	(265,491)	(312,986)
Policy benefits and terminations	(540,090)	(343,146)	(2,240,767)	(591,988)	(54,082)	(82,588)
Policy loans and loan repayments	9,469	(329,251)	39,663	182,714	(17,270)	(16,593)
Other	2,053	12,857	52,938	3,506	5,530	4,216
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,624,506	3,662,657	5,175,303	1,842,722	(704,163)	(230,895)
NET INCREASE (DECREASE) IN NET ASSETS	4,051,046	5,625,175	19,781,013	7,285,206	(667,388)	985,116
NET ASSETS
Beginning of Year	18,956,660	13,331,485	24,698,255	17,413,049	6,510,284	5,525,168
End of Year	$23,007,706	$18,956,660	$44,479,268	$24,698,255	$5,842,896	$6,510,284

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Lord Abbett
	Total Return Class VC		M Capital Appreciation		M International Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,380,885	$1,431,731	$—	$184,030	$1,107,387	$1,758,072
Realized gain (loss) on investments	1,107,707	(46,549)	864,114	5,135,197	149,600	392,975
Change in net unrealized appreciation (depreciation) on investments	1,462,999	2,581,573	10,827,452	8,572,374	5,349,708	8,709,113
Net Increase (Decrease) in Net Assets Resulting from Operations	3,951,591	3,966,755	11,691,566	13,891,601	6,606,695	10,860,160
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,543,099	5,075,407	1,993,154	2,086,516	2,484,554	2,203,401
Transfers between variable and fixed accounts, net	(47,916)	5,396,115	(425,995)	(2,283,187)	3,466,658	5,965,346
Policy maintenance charges	(3,581,877)	(3,202,097)	(1,817,343)	(1,681,788)	(1,644,977)	(1,642,480)
Policy benefits and terminations	(952,031)	(1,803,803)	(1,555,184)	(1,482,351)	(1,076,935)	(1,304,168)
Policy loans and loan repayments	(47,793)	49,957	(79,732)	(319,166)	69,097	(106,285)
Other	44,246	20,656	78,827	26,318	60,670	49,612
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	957,728	5,536,235	(1,806,273)	(3,653,658)	3,359,067	5,165,426
NET INCREASE (DECREASE) IN NET ASSETS	4,909,319	9,502,990	9,885,293	10,237,943	9,965,762	16,025,586
NET ASSETS
Beginning of Year	55,161,023	45,658,033	60,664,838	50,426,895	67,054,924	51,029,338
End of Year	$60,070,342	$55,161,023	$70,550,131	$60,664,838	$77,020,686	$67,054,924

					MFS New Discovery Series -
	M Large Cap Growth		M Large Cap Value		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$518,536	$481,865	$—	$—
Realized gain (loss) on investments	10,558,545	5,053,447	(413,655)	105,940	31,105	—
Change in net unrealized appreciation (depreciation) on investments	5,763,912	11,820,111	(1,031,400)	4,760,751	64,683	101
Net Increase (Decrease) in Net Assets Resulting from Operations	16,322,457	16,873,558	(926,519)	5,348,556	95,788	101
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,505,654	2,228,143	1,044,575	1,190,311	74,787	—
Transfers between variable and fixed accounts, net	(6,165,298)	(186,808)	1,616,961	(1,689,943)	238,107	4,252
Policy maintenance charges	(2,107,329)	(1,789,342)	(857,699)	(893,407)	(52,083)	—
Policy benefits and terminations	(1,782,241)	(2,020,748)	(1,005,153)	(586,822)	—	—
Policy loans and loan repayments	(12,639)	(143,459)	90,391	46,479	(4,966)	—
Other	21,597	46,407	8,871	33,281	(974)	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,540,256)	(1,865,807)	897,946	(1,900,101)	254,871	4,252
NET INCREASE (DECREASE) IN NET ASSETS	8,782,201	15,007,751	(28,573)	3,448,455	350,659	4,353
NET ASSETS
Beginning of Year or Period	62,116,514	47,108,763	28,924,514	25,476,059	4,353	—
End of Year or Period	$70,898,715	$62,116,514	$28,895,941	$28,924,514	$355,012	$4,353

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	MFS New Discovery Series -		MFS Total Return Series -		MFS Utilities Series -
	Service Class		Initial Class (1)		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$3,847		$292
Realized gain (loss) on investments	2,253,969	3,853,285	2,244		(45)
Change in net unrealized appreciation (depreciation) on investments	7,871,174	1,872,982	21,176		1,637
Net Increase (Decrease) in Net Assets Resulting from Operations	10,125,143	5,726,267	27,267		1,884
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,634,262	1,387,928	29,217		249
Transfers between variable and fixed accounts, net	(9,947,077)	9,936,694	239,647		22,108
Policy maintenance charges	(1,189,919)	(950,982)	(25,252)		(3,345)
Policy benefits and terminations	(331,233)	(458,810)	—		—
Policy loans and loan repayments	(81,547)	38,101	(4,956)		—
Other	21,615	7,932	829		14
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,893,899)	9,960,863	239,485		19,026
NET INCREASE (DECREASE) IN NET ASSETS	231,244	15,687,130	266,752		20,910
NET ASSETS
Beginning of Year or Period	29,521,030	13,833,900	—		—
End of Year or Period	$29,752,274	$29,521,030	$266,752		$20,910

	MFS Utilities Series -		MFS Value Series -		MFS Value Series -
	Service Class		Initial Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$278,475	$497,342	$2,661	$—	$287,830	$390,992
Realized gain (loss) on investments	589,041	731,615	4,527	—	806,217	1,167,794
Change in net unrealized appreciation (depreciation) on investments	(437,275)	1,565,769	38,029	70	(268,681)	3,316,920
Net Increase (Decrease) in Net Assets Resulting from Operations	430,241	2,794,726	45,217	70	825,366	4,875,706
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	671,963	772,560	74,119	—	1,651,499	1,592,034
Transfers between variable and fixed accounts, net	(270,573)	332,697	369,656	4,252	3,787,356	3,119,451
Policy maintenance charges	(502,736)	(536,231)	(42,607)	—	(1,089,245)	(1,012,392)
Policy benefits and terminations	(505,477)	(675,765)	—	—	(814,076)	(696,484)
Policy loans and loan repayments	(73,361)	43,467	(20,100)	—	(22,933)	(625,762)
Other	26,641	11,668	(384)	1	22,592	15,545
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(653,543)	(51,604)	380,684	4,253	3,535,193	2,392,392
NET INCREASE (DECREASE) IN NET ASSETS	(223,302)	2,743,122	425,901	4,323	4,360,559	7,268,098
NET ASSETS
Beginning of Year or Period	13,941,187	11,198,065	4,323	—	22,867,919	15,599,821
End of Year or Period	$13,717,885	$13,941,187	$430,224	$4,323	$27,228,478	$22,867,919

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Neuberger Berman		PIMCO Global Managed		PIMCO Global Managed
	Sustainable Equity Class I		Asset Allocation - Advisor Class		Asset Allocation - Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,974	$2,293	$525,991	$135,228	$348
Realized gain (loss) on investments	27,763	51,320	173,987	21,010	(394)
Change in net unrealized appreciation (depreciation) on investments	95,937	74,812	403,586	847,241	1,532
Net Increase (Decrease) in Net Assets Resulting from Operations	127,674	128,425	1,103,564	1,003,479	1,486
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	81,324	71,622	266,305	329,111	227
Transfers between variable and fixed accounts, net	19,618	(124,710)	(206,082)	(13,188)	13,929
Policy maintenance charges	(49,697)	(39,404)	(370,006)	(389,493)	(446)
Policy benefits and terminations	(1,579)	(36,615)	(286,249)	(56,275)	—
Policy loans and loan repayments	(930)	(84)	(10,231)	(37,566)	—
Other	436	633	6,811	7,456	469
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	49,172	(128,558)	(599,452)	(159,955)	14,179
NET INCREASE (DECREASE) IN NET ASSETS	176,846	(133)	504,112	843,524	15,665
NET ASSETS
Beginning of Year or Period	591,916	592,049	6,802,653	5,959,129	—
End of Year or Period	$768,762	$591,916	$7,306,765	$6,802,653	$15,665

	PIMCO Income -		Royce		State Street
	Administrative Class		Micro-Cap Service Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$167,985	$58,310	$—	$—	$33,706	$41,906
Realized gain (loss) on investments	(25,134)	6,424	16,983	157,993	(43,615)	(21,694)
Change in net unrealized appreciation (depreciation) on investments	85,615	50,985	523,164	212,652	125,599	163,040
Net Increase (Decrease) in Net Assets Resulting from Operations	228,466	115,719	540,147	370,645	115,690	183,252
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	194,086	223,868	203,010	231,446	229,463	174,649
Transfers between variable and fixed accounts, net	1,122,952	2,580,952	(38,499)	(148,402)	(53,212)	756,129
Policy maintenance charges	(226,141)	(108,177)	(113,733)	(121,511)	(152,340)	(123,384)
Policy benefits and terminations	(133,614)	(8,993)	(12,851)	(176,654)	(43,216)	(6,755)
Policy loans and loan repayments	(350)	(19,529)	30,010	9,747	(1,608)	439
Other	1,982	1,265	3,414	1,840	1,997	801
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	958,915	2,669,386	71,351	(203,534)	(18,916)	801,879
NET INCREASE (DECREASE) IN NET ASSETS	1,187,381	2,785,105	611,498	167,111	96,774	985,131
NET ASSETS
Beginning of Year	3,085,100	299,995	2,254,252	2,087,141	2,067,528	1,082,397
End of Year	$4,272,481	$3,085,100	$2,865,750	$2,254,252	$2,164,302	$2,067,528

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Blue Chip Growth - I (1)		Blue Chip Growth - II		Equity Income - I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$13,857	$37
Realized gain (loss) on investments	97,985	188	21,536,386	7,593,858	(10,023)	347
Change in net unrealized appreciation (depreciation) on investments	226,157	(10)	26,412,725	25,914,945	129,670	(270)
Net Increase (Decrease) in Net Assets Resulting from Operations	324,142	178	47,949,111	33,508,803	133,504	114
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	321,350	—	7,982,579	7,191,058	149,172	—
Transfers between variable and fixed accounts, net	1,533,864	7,333	(14,645,087)	4,406,707	614,611	5,793
Policy maintenance charges	(170,505)	—	(6,048,606)	(5,256,085)	(74,070)	—
Policy benefits and terminations	(7,739)	—	(3,253,332)	(2,963,882)	—	—
Policy loans and loan repayments	(37,465)	—	(863,991)	(1,107,048)	(2,344)	—
Other	6,967	—	55,278	76,143	5,979	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,646,472	7,333	(16,773,159)	2,346,893	693,348	5,793
NET INCREASE (DECREASE) IN NET ASSETS	1,970,614	7,511	31,175,952	35,855,696	826,852	5,907
NET ASSETS
Beginning of Year or Period	7,511	—	148,508,466	112,652,770	5,907	—
End of Year or Period	$1,978,125	$7,511	$179,684,418	$148,508,466	$832,759	$5,907

	T. Rowe Price		VanEck VIP		Vanguard VIF
	Equity Income - II		Global Hard Assets Initial Class		Mid-Cap Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,545,786	$1,536,771	$202,736	$—	$1,176	$—
Realized gain (loss) on investments	2,481,927	5,552,029	(1,360,817)	(1,413,447)	(3,695)	—
Change in net unrealized appreciation (depreciation) on investments	(2,773,577)	9,513,801	5,738,347	3,867,015	89,239	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1,254,136	16,602,601	4,580,266	2,453,568	86,720	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,637,107	4,474,980	1,111,045	1,269,680	69,332	—
Transfers between variable and fixed accounts, net	(3,669,796)	5,073,445	(993,150)	915,604	435,946	255
Policy maintenance charges	(2,975,326)	(2,967,113)	(843,347)	(1,019,089)	(54,878)	—
Policy benefits and terminations	(1,140,232)	(1,408,284)	(926,122)	(714,582)	—	—
Policy loans and loan repayments	29,668	(119,370)	70,535	(115,142)	(854)	—
Other	76,046	64,493	6,486	30,129	178	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,042,533)	5,118,151	(1,574,553)	366,600	449,724	255
NET INCREASE (DECREASE) IN NET ASSETS	(1,788,397)	21,720,752	3,005,713	2,820,168	536,444	256
NET ASSETS
Beginning of Year or Period	83,767,750	62,046,998	23,867,490	21,047,322	256	—
End of Year or Period	$81,979,353	$83,767,750	$26,873,203	$23,867,490	$536,700	$256

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Variable Account
Period Ended
December 31,
2020
Vanguard VIF
Real Estate Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$176
Realized gain (loss) on investments	497
Change in net unrealized appreciation (depreciation) on investments	13,619
Net Increase (Decrease) in Net Assets Resulting from Operations	14,292
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,145
Transfers between variable and fixed accounts, net	169,158
Policy maintenance charges	(15,263)
Policy benefits and terminations	—
Policy loans and loan repayments	—
Other	43
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	201,083
NET INCREASE (DECREASE) IN NET ASSETS	215,375
NET ASSETS
Beginning of Period	—
End of Period	$215,375

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2020	$12.80	499,894	$6,397,271	0.00%	0.00%	9.58%
2019	11.68	416,898	4,868,941	0.00%	0.00%	10.92%
2018	10.53	167,311	1,761,577	0.00%	0.00%	(1.94)%
2017	10.74	145,779	1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
Diversified Bond Class I
2020	$20.66	4,751,437	$98,187,388	0.00%	0.00%	10.35%
2019	18.73	4,750,329	88,954,434	0.00%	0.00%	13.00%
2018	16.57	4,715,224	78,141,430	0.00%	0.00%	(1.36)%
2017	16.80	4,041,066	67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
Diversified Bond Class P (4)
01/23/2020 - 12/31/2020	$11.23	40,143	$451,002	0.00%	0.00%	9.31%
Floating Rate Income Class I
2020	$13.18	2,103,143	$27,712,971	0.00%	0.00%	4.71%
2019	12.58	2,626,548	33,054,004	0.00%	0.00%	8.11%
2018	11.64	887,439	10,330,388	0.00%	0.00%	(0.03)%
2017	11.64	327,340	3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
Floating Rate Income Class P (4)
01/29/2020 - 12/31/2020	$10.70	564	$6,039	0.00%	0.00%	4.70%
High Yield Bond Class I
2020	$88.26	880,521	$77,713,482	0.00%	0.00%	5.74%
2019	83.46	924,934	77,198,296	0.00%	0.00%	13.98%
2018	73.22	897,767	65,738,787	0.00%	0.00%	(3.27)%
2017	75.70	1,170,958	88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
High Yield Bond Class P
2020	$10.95	4,861	$53,219	0.00%	0.00%	5.96%
12/20/2019 - 12/31/2019	10.33	8	85	0.00%	0.00%	0.09%
Inflation Managed Class I
2020	$72.15	985,790	$71,121,228	0.00%	0.00%	11.42%
2019	64.75	1,078,327	69,823,639	0.00%	0.00%	8.64%
2018	59.60	1,148,124	68,429,647	0.00%	0.00%	(2.15)%
2017	60.91	1,282,494	78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
Inflation Managed Class P (4)
02/03/2020 - 12/31/2020	$11.20	3,493	$39,125	0.00%	0.00%	9.62%
Managed Bond Class I
2020	$81.49	3,672,883	$299,302,631	0.00%	0.00%	8.34%
2019	75.22	3,396,868	255,502,200	0.00%	0.00%	8.49%
2018	69.33	3,551,282	246,210,774	0.00%	0.00%	(0.60)%
2017	69.75	3,780,655	263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
Managed Bond Class P
2020	$10.84	14,222	$154,108	0.00%	0.00%	8.56%
12/20/2019 - 12/31/2019	9.98	23	234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2020	$14.32	7,577,343	$108,534,436	0.00%	0.00%	3.73%
2019	13.81	6,308,357	87,104,910	0.00%	0.00%	4.22%
2018	13.25	6,044,529	80,079,874	0.00%	0.00%	1.14%
2017	13.10	5,442,202	71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
Short Duration Bond Class P (4)
01/17/2020 - 12/31/2020	$10.46	26,431	$276,594	0.00%	0.00%	3.73%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Debt Class I
2020	$13.26	444,906	$5,900,885	0.00%	0.00%	1.75%
2019	13.03	820,079	10,689,519	0.00%	0.00%	9.52%
2018	11.90	790,914	9,413,392	0.00%	0.00%	(5.45)%
2017	12.59	569,579	7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
Emerging Markets Debt Class P (4)
03/09/2020 - 12/31/2020	$10.47	998	$10,455	0.00%	0.00%	10.19%
Dividend Growth Class I
2020	$45.11	2,130,471	$96,110,636	0.00%	0.00%	13.44%
2019	39.77	2,207,768	87,800,331	0.00%	0.00%	30.64%
2018	30.44	2,294,181	69,839,212	0.00%	0.00%	(1.28)%
2017	30.84	2,445,375	75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
Dividend Growth Class P (4)
01/17/2020 - 12/31/2020	$12.59	15,799	$198,834	0.00%	0.00%	10.47%
Equity Index Class I
2020	$184.41	5,094,685	$939,526,761	0.00%	0.00%	18.11%
2019	156.14	5,233,653	817,172,061	0.00%	0.00%	31.10%
2018	119.10	5,493,537	654,285,469	0.00%	0.00%	(4.73)%
2017	125.01	5,817,356	727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
Equity Index Class P
2020	$13.52	207,723	$2,807,925	0.00%	0.00%	18.35%
12/05/2019 - 12/31/2019	11.42	171	1,955	0.00%	0.00%	3.74%
Focused Growth Class I
2020	$63.83	734,685	$46,892,974	0.00%	0.00%	38.29%
2019	46.15	882,612	40,736,219	0.00%	0.00%	35.46%
2018	34.07	926,960	31,582,460	0.00%	0.00%	4.99%
2017	32.45	977,431	31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
Growth Class I
2020	$197.97	1,628,439	$322,375,433	0.00%	0.00%	31.56%
2019	150.48	1,916,770	288,429,171	0.00%	0.00%	38.13%
2018	108.94	2,023,457	220,426,360	0.00%	0.00%	2.40%
2017	106.38	2,154,781	229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
Growth Class P (4)
01/15/2020 - 12/31/2020	$14.58	49,360	$719,664	0.00%	0.00%	27.07%
Large-Cap Growth Class I
2020	$34.24	2,738,015	$93,758,985	0.00%	0.00%	38.35%
2019	24.75	2,812,419	69,613,091	0.00%	0.00%	32.34%
2018	18.70	2,996,469	56,042,038	0.00%	0.00%	1.89%
2017	18.36	3,136,938	57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
Large-Cap Value Class I
2020	$42.04	3,261,543	$137,101,538	0.00%	0.00%	5.87%
2019	39.70	3,301,612	131,089,688	0.00%	0.00%	28.46%
2018	30.91	3,429,714	106,003,437	0.00%	0.00%	(9.35)%
2017	34.09	3,596,260	122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
Large-Cap Value Class P
2020	$11.95	12,188	$145,690	0.00%	0.00%	6.08%
12/20/2019 - 12/31/2019	11.27	25	277	0.00%	0.00%	0.33%
Main Street Core Class I
2020	$163.79	1,363,467	$223,326,153	0.00%	0.00%	13.94%
2019	143.76	1,519,570	218,453,104	0.00%	0.00%	32.13%
2018	108.80	1,691,823	184,071,123	0.00%	0.00%	(7.74)%
2017	117.93	1,732,345	204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Main Street Core Class P (4)
01/27/2020 - 12/31/2020	$12.68	7,287	$92,415	0.00%	0.00%	13.62%
Mid-Cap Equity Class I
2020	$78.10	2,047,589	$159,926,831	0.00%	0.00%	27.51%
2019	61.25	2,160,175	132,314,856	0.00%	0.00%	20.84%
2018	50.69	2,197,861	111,402,477	0.00%	0.00%	(9.72)%
2017	56.14	2,128,043	119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
Mid-Cap Growth Class I
2020	$43.84	2,288,591	$100,338,327	0.00%	0.00%	50.14%
2019	29.20	2,846,759	83,131,496	0.00%	0.00%	38.45%
2018	21.09	2,911,169	61,402,963	0.00%	0.00%	0.16%
2017	21.06	2,965,957	62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
Mid-Cap Growth Class P (4)
01/21/2020 - 12/31/2020	$16.70	7,357	$122,860	0.00%	0.00%	44.86%
Mid-Cap Value Class I
2020	$42.14	376,647	$15,873,340	0.00%	0.00%	5.52%
2019	39.94	351,564	14,041,545	0.00%	0.00%	29.94%
2018	30.74	350,206	10,764,614	0.00%	0.00%	(14.79)%
2017	36.07	366,995	13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
Mid-Cap Value Class P
2020	$11.89	3,800	$45,172	0.00%	0.00%	5.73%
12/05/2019 - 12/31/2019	11.24	23	253	0.00%	0.00%	3.26%
Small-Cap Equity Class I
2020	$38.53	711,468	$27,410,364	0.00%	0.00%	5.42%
2019	36.55	691,300	25,264,681	0.00%	0.00%	23.96%
2018	29.48	686,654	20,244,694	0.00%	0.00%	(12.91)%
2017	33.85	1,060,075	35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
Small-Cap Equity Class P (4)
01/29/2020 - 12/31/2020	$12.40	12,845	$159,298	0.00%	0.00%	8.71%
Small-Cap Growth Class I
2020	$56.91	614,710	$34,983,226	0.00%	0.00%	55.58%
2019	36.58	673,172	24,624,848	0.00%	0.00%	31.90%
2018	27.73	744,024	20,633,830	0.00%	0.00%	5.55%
2017	26.27	830,450	21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
Small-Cap Index Class I
2020	$54.72	4,716,091	$258,077,471	0.00%	0.00%	19.16%
2019	45.93	5,121,812	235,221,748	0.00%	0.00%	24.80%
2018	36.80	5,266,384	193,805,595	0.00%	0.00%	(11.55)%
2017	41.61	5,727,336	238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
Small-Cap Index Class P
2020	$13.71	43,361	$594,521	0.00%	0.00%	19.39%
12/05/2019 - 12/31/2019	11.48	22	254	0.00%	0.00%	3.44%
Small-Cap Value Class I
2020	$57.68	1,222,962	$70,537,176	0.00%	0.00%	3.44%
2019	55.76	1,220,268	68,043,066	0.00%	0.00%	22.58%
2018	45.49	1,270,225	57,779,540	0.00%	0.00%	(16.29)%
2017	54.34	1,357,500	73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
Small-Cap Value Class P
2020	$12.01	8,934	$107,321	0.00%	0.00%	3.64%
12/31/2019 - 12/31/2019	11.59	110	1,275	0.00%	0.00%	(0.39)%
Value Class I
2020	$26.52	2,224,404	$58,984,616	0.00%	0.00%	(6.94)%
2019	28.49	2,220,468	63,269,136	0.00%	0.00%	24.72%
2018	22.85	2,311,206	52,802,349	0.00%	0.00%	(12.37)%
2017	26.07	2,386,466	62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Value Class P (4)
01/21/2020 - 12/31/2020	$10.85	5,457	$59,227	0.00%	0.00%	(6.79)%
Value Advantage Class I
2020	$18.99	338,926	$6,437,851	0.00%	0.00%	(2.78)%
2019	19.54	287,948	5,625,687	0.00%	0.00%	26.96%
2018	15.39	173,629	2,671,883	0.00%	0.00%	(9.06)%
2017	16.92	151,366	2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
Value Advantage Class P (4)
01/17/2020 - 12/31/2020	$11.22	17,208	$193,058	0.00%	0.00%	(3.30)%
Emerging Markets Class I
2020	$66.25	2,828,376	$187,390,846	0.00%	0.00%	17.33%
2019	56.47	3,072,067	173,475,670	0.00%	0.00%	25.60%
2018	44.96	3,149,480	141,595,065	0.00%	0.00%	(11.99)%
2017	51.09	3,152,903	161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
Emerging Markets Class P
2020	$13.79	19,963	$275,214	0.00%	0.00%	17.56%
12/20/2019 - 12/31/2019	11.73	289	3,394	0.00%	0.00%	0.18%
International Large-Cap Class I
2020	$23.95	9,954,397	$238,444,383	0.00%	0.00%	10.74%
2019	21.63	9,991,096	216,113,684	0.00%	0.00%	28.03%
2018	16.89	10,003,272	169,005,070	0.00%	0.00%	(11.81)%
2017	19.16	9,627,555	184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
International Large-Cap Class P
2020	$12.54	17,794	$223,134	0.00%	0.00%	10.96%
12/20/2019 - 12/31/2019	$11.30	729	$8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2020	$17.65	2,233,322	$39,429,037	0.00%	0.00%	8.42%
2019	16.28	2,709,524	44,120,555	0.00%	0.00%	20.07%
2018	13.56	2,635,660	35,744,980	0.00%	0.00%	(22.16)%
2017	17.42	2,008,375	34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
International Small-Cap Class P
2020	$12.48	5,893	$73,560	0.00%	0.00%	8.64%
12/20/2019 - 12/31/2019	11.49	229	2,636	0.00%	0.00%	0.92%
International Value Class I
2020	$29.89	4,162,321	$124,416,910	0.00%	0.00%	(7.17)%
2019	32.20	4,156,543	133,840,159	0.00%	0.00%	16.60%
2018	27.62	4,221,200	116,570,440	0.00%	0.00%	(14.96)%
2017	32.47	4,286,343	139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
Health Sciences Class I
2020	$97.22	927,859	$90,203,729	0.00%	0.00%	18.79%
2019	81.84	969,508	79,347,224	0.00%	0.00%	25.77%
2018	65.07	1,073,264	69,841,595	0.00%	0.00%	7.90%
2017	60.31	1,110,267	66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
Health Sciences Class P (4)
03/11/2020 - 12/31/2020	$13.70	35,114	$480,989	0.00%	0.00%	30.88%
Real Estate Class I
2020	$81.82	1,019,829	$83,446,833	0.00%	0.00%	(3.28)%
2019	84.60	1,097,955	92,882,541	0.00%	0.00%	31.28%
2018	64.44	1,144,760	73,765,158	0.00%	0.00%	(7.45)%
2017	69.62	1,260,249	87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
Real Estate Class P (4)
03/04/2020 - 12/31/2020	$10.13	2,133	$21,610	0.00%	0.00%	(4.71)%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Technology Class I
2020	$25.47	2,088,789	$53,209,091	0.00%	0.00%	47.24%
2019	17.30	1,784,422	30,872,221	0.00%	0.00%	36.32%
2018	12.69	1,889,298	23,978,116	0.00%	0.00%	1.79%
2017	12.47	1,831,834	22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
Technology Class P
2020	$16.36	27,415	$448,532	0.00%	0.00%	47.54%
12/31/2019 - 12/31/2019	11.09	230	2,551	0.00%	0.00%	1.83%
PSF DFA Balanced Allocation Class D
2020	$15.00	704,036	$10,558,160	0.00%	0.00%	12.11%
2019	13.38	678,497	9,076,243	0.00%	0.00%	19.75%
2018	11.17	307,824	3,438,647	0.00%	0.00%	(6.19)%
2017	11.91	144,930	1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
PSF DFA Balanced Allocation Class P (4)
03/09/2020 - 12/31/2020	$11.64	6,281	$73,136	0.00%	0.00%	23.74%
Pacific Dynamix - Conservative Growth Class I
2020	$23.70	648,379	$15,366,499	0.00%	0.00%	12.21%
2019	21.12	579,729	12,244,024	0.00%	0.00%	15.47%
2018	18.29	501,015	9,164,288	0.00%	0.00%	(3.84)%
2017	19.02	506,025	9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
Pacific Dynamix - Conservative Growth Class P (4)
01/27/2020 - 12/31/2020	$11.55	43,308	$500,162	0.00%	0.00%	11.97%
Pacific Dynamix - Moderate Growth Class I
2020	$28.43	2,463,729	$70,042,996	0.00%	0.00%	14.58%
2019	24.81	2,619,824	65,004,271	0.00%	0.00%	18.94%
2018	20.86	2,301,791	48,018,412	0.00%	0.00%	(5.53)%
2017	22.08	1,948,157	43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
Pacific Dynamix - Moderate Growth Class P
2020	$11.93	88,015	$1,049,750	0.00%	0.00%	14.81%
12/23/2019 - 12/31/2019	10.39	4,556	47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2020	$33.60	3,087,728	$103,751,133	0.00%	0.00%	15.79%
2019	29.02	2,924,588	84,870,166	0.00%	0.00%	22.94%
2018	23.61	2,659,611	62,780,646	0.00%	0.00%	(7.28)%
2017	25.46	2,256,763	57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
Pacific Dynamix - Growth Class P (4)
01/08/2020 - 12/31/2020	$12.18	245,207	$2,987,787	0.00%	0.00%	15.56%
Portfolio Optimization Conservative Class I
2020	$15.50	1,124,746	$17,437,289	0.00%	0.00%	7.88%
2019	14.37	1,144,298	16,443,939	0.00%	0.00%	12.20%
2018	12.81	975,302	12,491,565	0.00%	0.00%	(3.38)%
2017	13.26	1,133,653	15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
Portfolio Optimization Conservative Class P (4)
03/09/2020 - 12/31/2020	$10.96	607	$6,657	0.00%	0.00%	10.30%
Portfolio Optimization Moderate-Conservative Class I
2020	$17.25	3,138,211	$54,135,722	0.00%	0.00%	9.97%
2019	15.69	3,430,829	53,817,810	0.00%	0.00%	15.28%
2018	13.61	3,525,034	47,966,985	0.00%	0.00%	(4.99)%
2017	14.32	3,757,613	53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
Portfolio Optimization Moderate-Conservative Class P (4)
03/09/2020 - 12/31/2020	$11.29	1,426	$16,100	0.00%	0.00%	16.74%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Moderate Class I
2020	$18.90	13,311,873	$251,587,848	0.00%	0.00%	11.83%
2019	16.90	14,309,533	241,840,587	0.00%	0.00%	18.46%
2018	14.27	15,440,564	220,291,870	0.00%	0.00%	(6.55)%
2017	15.27	16,249,004	248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
Portfolio Optimization Moderate Class P (4)
01/09/2020 - 12/31/2020	$11.57	22,515	$260,533	0.00%	0.00%	11.30%
Portfolio Optimization Growth Class I
2020	$20.44	18,690,684	$382,080,784	0.00%	0.00%	12.72%
2019	18.13	19,347,325	350,862,318	0.00%	0.00%	21.65%
2018	14.91	20,444,339	304,762,868	0.00%	0.00%	(8.19)%
2017	16.24	21,030,059	341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
Portfolio Optimization Growth Class P (4)
01/27/2020 - 12/31/2020	$11.78	83,963	$989,233	0.00%	0.00%	13.10%
Portfolio Optimization Aggressive-Growth Class I
2020	$21.04	8,901,060	$187,292,082	0.00%	0.00%	12.46%
2019	18.71	9,136,572	170,953,835	0.00%	0.00%	23.76%
2018	15.12	9,260,158	140,002,827	0.00%	0.00%	(9.39)%
2017	16.69	9,461,777	157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
Portfolio Optimization Aggressive-Growth Class P (4)
02/26/2020 - 12/31/2020	$11.83	29,566	$349,916	0.00%	0.00%	17.52%
Invesco Oppenheimer V.I. Global Series I (4)
01/23/2020 - 12/31/2020	$14.79	16,937	$250,437	1.16%	0.00%	23.57%
Invesco Oppenheimer V.I. Global Series II
2020	$24.07	708,959	$17,064,953	0.45%	0.00%	27.34%
2019	18.90	736,252	13,917,335	0.65%	0.00%	31.45%
2018	14.38	694,820	9,991,473	0.75%	0.00%	(13.39)%
2017	16.60	610,541	10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
Invesco Oppenheimer V.I. Main Street Small Cap Series I
2020	$13.51	239,949	$3,242,332	0.75%	0.00%	19.93%
2019	11.27	79,010	890,220	0.21%	0.00%	26.47%
05/25/2018 - 12/31/2018	8.91	52,965	471,863	0.08%	0.00%	(15.28)%
Invesco V.I. International Growth Series I
2020	$12.72	19,790	$251,734	4.42%	0.00%	14.00%
12/31/2019 - 12/31/2019	11.16	190	2,126	0.00%	0.00%	0.00%
Invesco V.I. International Growth Series II
2020	$18.27	1,879,345	$34,331,022	2.17%	0.00%	13.74%
2019	16.06	1,978,911	31,782,959	1.29%	0.00%	28.24%
2018	12.52	2,121,954	26,575,849	1.82%	0.00%	(15.20)%
2017	14.77	2,158,059	31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
American Century VP Mid Cap Value Class I
2020	$11.66	14,722	$171,630	2.20%	0.00%	1.21%
12/31/2019 - 12/31/2019	11.52	148	1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2020	$24.51	1,473,310	$36,117,545	1.69%	0.00%	1.11%
2019	24.25	1,432,391	34,728,746	1.91%	0.00%	28.99%
2018	18.80	1,500,051	28,194,817	1.34%	0.00%	(12.96)%
2017	21.59	1,176,754	25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
American Funds IS Asset Allocation Class 2
2020	$12.27	260,888	$3,200,086	2.78%	0.00%	12.46%
12/27/2019 - 12/31/2019	10.91	1,674	18,254	0.00%	0.00%	(0.34)%
American Funds IS Asset Allocation Class 4
2020	$36.37	2,408,347	$87,599,605	1.50%	0.00%	12.16%
2019	32.43	2,317,682	75,162,694	1.85%	0.00%	20.93%
2018	26.82	1,927,708	51,697,865	1.50%	0.00%	(4.83)%
2017	28.18	1,797,931	50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Growth Class 2
2020	$17.62	81,789	$1,441,354	0.32%	0.00%	52.08%
12/20/2019 - 12/31/2019	11.59	1,103	12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2020	$62.27	2,196,682	$136,790,246	0.21%	0.00%	51.71%
2019	41.05	2,277,276	93,471,721	0.57%	0.00%	30.44%
2018	31.47	2,330,860	73,345,154	0.25%	0.00%	(0.50)%
2017	31.63	2,410,313	76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
American Funds IS Growth-Income Class 2
2020	$12.75	73,571	$938,359	2.26%	0.00%	13.55%
12/20/2019 - 12/31/2019	11.23	284	3,195	0.00%	0.00%	0.06%
American Funds IS Growth-Income Class 4
2020	$38.22	2,870,552	$109,722,745	1.18%	0.00%	13.25%
2019	33.75	3,036,847	102,500,031	1.52%	0.00%	25.85%
2018	26.82	3,035,465	81,406,628	1.24%	0.00%	(2.06)%
2017	27.38	3,106,257	85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
American Funds IS High-Income Bond Class 2 (4)
01/29/2020 - 12/31/2020	$11.14	8,461	$94,272	15.95%	0.00%	7.50%
American Funds IS International Class 2 (4)
01/16/2020 - 12/31/2020	$12.95	28,182	$365,051	1.02%	0.00%	12.03%
American Funds IS New World Fund Class 2 (4)
01/09/2020 - 12/31/2020	$13.97	18,681	$261,060	0.06%	0.00%	22.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2020	$15.05	667,393	$10,045,689	2.47%	0.00%	14.67%
2019	13.13	250,553	3,288,960	3.81%	0.00%	21.41%
2018	10.81	79,395	858,434	1.10%	0.00%	(4.94)%
2017	11.37	61,462	699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
BlackRock Basic Value V.I. Class III
2020	$27.36	780,279	$21,351,585	2.08%	0.00%	3.13%
2019	26.53	778,206	20,648,537	2.19%	0.00%	23.53%
2018	21.48	812,181	17,445,030	1.53%	0.00%	(8.11)%
2017	23.38	885,032	20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
BlackRock Global Allocation V.I. Class I (4)
01/15/2020 - 12/31/2020	$13.12	36,869	$483,578	2.96%	0.00%	19.54%
BlackRock Global Allocation V.I. Class III
2020	$30.04	2,468,204	$74,136,590	1.32%	0.00%	20.71%
2019	24.88	2,562,814	63,772,435	1.27%	0.00%	17.75%
2018	21.13	2,756,653	58,253,061	0.87%	0.00%	(7.58)%
2017	22.86	2,704,263	61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
BNY Mellon VIF Appreciation Service Shares
2020	$24.68	70,603	$1,742,139	0.55%	0.00%	23.38%
2019	20.00	58,055	1,161,046	0.89%	0.00%	35.78%
2018	14.73	38,044	560,348	1.04%	0.00%	(7.10)%
2017	15.86	29,840	473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
DFA VA International Value
2020	$11.37	7,478	$85,032	5.67%	0.00%	(1.76)%
12/20/2019 - 12/31/2019	11.58	11	128	0.00%	0.00%	0.33%
DFA VA U.S. Large Value (4)
01/29/2020 - 12/31/2020	$11.55	21,979	$253,935	5.63%	0.00%	1.40%
DFA VA U.S. Targeted Value (4)
03/30/2020 - 12/31/2020	$12.36	10,798	$133,495	5.08%	0.00%	72.00%
Fidelity VIP Bond Index Service Class 2 (4)
01/09/2020 - 12/31/2020	$10.68	25,461	$271,803	2.35%	0.00%	6.96%
Fidelity VIP Contrafund Initial Class
2020	$14.56	20,132	$293,026	0.23%	0.00%	30.57%
12/20/2019 - 12/31/2019	11.15	574	6,394	0.00%	0.00%	0.19%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Contrafund Service Class 2
2020	$47.27	1,595,287	$75,408,138	0.08%	0.00%	30.23%
2019	36.30	1,714,933	62,244,855	0.22%	0.00%	31.27%
2018	27.65	1,883,320	52,071,479	0.44%	0.00%	(6.64)%
2017	29.62	1,995,114	59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2020	$19.91	93,137	$1,854,381	1.03%	0.00%	12.24%
2019	17.74	88,951	1,577,897	1.91%	0.00%	15.75%
2018	15.33	85,992	1,317,857	1.44%	0.00%	(4.26)%
2017	16.01	90,352	1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2020	$20.56	132,576	$2,726,252	1.07%	0.00%	13.56%
2019	18.11	132,674	2,402,373	1.88%	0.00%	17.97%
2018	15.35	136,873	2,100,830	1.22%	0.00%	(5.28)%
2017	16.20	211,178	3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2020	$20.73	340,986	$7,068,269	0.96%	0.00%	14.72%
2019	18.07	446,994	8,076,758	1.76%	0.00%	19.88%
2018	15.07	458,084	6,904,613	1.20%	0.00%	(6.08)%
2017	16.05	514,191	8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2020	$22.06	651,352	$14,368,350	0.99%	0.00%	15.68%
2019	19.07	699,574	13,340,689	1.98%	0.00%	21.51%
2018	15.69	575,427	9,030,556	1.27%	0.00%	(6.78)%
2017	16.83	595,571	10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
Fidelity VIP Freedom 2030 Portfolio Initial Class (4)
01/28/2020 - 12/31/2020	$12.82	8,184	$104,900	1.35%	0.00%	16.05%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2020	$22.19	676,116	$15,002,539	0.99%	0.00%	16.64%
2019	19.02	705,639	13,423,558	1.88%	0.00%	24.11%
2018	15.33	633,972	9,717,247	1.06%	0.00%	(8.05)%
2017	16.67	688,721	11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
Fidelity VIP Freedom 2035 Portfolio Initial Class (4)
02/10/2020 - 12/31/2020	$13.22	14,876	$196,612	2.74%	0.00%	16.38%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2020	$24.05	587,688	$14,136,214	0.91%	0.00%	17.96%
2019	20.39	564,887	11,519,396	1.74%	0.00%	27.13%
2018	16.04	465,513	7,467,048	1.02%	0.00%	(9.50)%
2017	17.72	409,702	7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
Fidelity VIP Freedom 2045 Portfolio Initial Class (4)
01/21/2020 - 12/31/2020	$13.45	10,512	$141,337	2.46%	0.00%	16.84%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2020	$24.62	509,138	$12,533,196	0.79%	0.00%	18.97%
2019	20.69	493,443	10,210,423	1.70%	0.00%	28.25%
2018	16.13	411,180	6,634,010	1.00%	0.00%	(10.13)%
2017	17.95	354,672	6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
Fidelity VIP Freedom Income Portfolio Initial Class (4)
01/15/2020 - 12/31/2020	$11.36	5,783	$65,689	2.24%	0.00%	9.55%
Fidelity VIP Freedom Income Portfolio Service Class 2
2020	$17.45	156,764	$2,734,872	1.20%	0.00%	10.29%
2019	15.82	91,392	1,445,712	1.85%	0.00%	11.63%
2018	14.17	96,545	1,368,061	1.48%	0.00%	(2.27)%
2017	14.50	97,677	1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Government Money Market Service Class
2020	$10.45	22,555,301	$235,739,053	0.23%	0.00%	0.28%
2019	10.42	15,544,800	162,012,845	1.89%	0.00%	1.92%
2018	10.23	18,262,361	186,755,419	1.55%	0.00%	1.55%
2017	10.07	14,255,248	143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
Fidelity VIP Growth Service Class 2
2020	$57.56	407,079	$23,431,734	0.03%	0.00%	43.55%
2019	40.10	282,546	11,329,627	0.05%	0.00%	33.98%
2018	29.93	312,428	9,350,793	0.04%	0.00%	(0.43)%
2017	30.06	382,067	11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
Fidelity VIP International Index Service Class 2
2020	$12.57	15,287	$192,121	2.38%	0.00%	10.34%
12/13/2019 - 12/31/2019	11.39	253	2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Initial Class (4)
01/09/2020 - 12/31/2020	$13.37	41,645	$556,783	0.81%	0.00%	18.23%
Fidelity VIP Mid Cap Service Class 2
2020	$39.42	961,905	$37,923,043	0.40%	0.00%	17.87%
2019	33.45	948,657	31,731,256	0.68%	0.00%	23.17%
2018	27.16	997,903	27,099,060	0.40%	0.00%	(14.77)%
2017	31.86	1,260,670	40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
Fidelity VIP Total Market Index Service Class 2 (4)
01/07/2020 - 12/31/2020	$13.67	20,080	$274,414	3.14%	0.00%	19.77%
Fidelity VIP Value Strategies Service Class 2
2020	$30.09	221,860	$6,676,066	1.08%	0.00%	8.02%
2019	27.86	210,186	5,855,139	1.48%	0.00%	34.10%
2018	20.77	201,665	4,189,319	0.72%	0.00%	(17.50)%
2017	25.18	268,653	6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
Templeton Foreign VIP Class 1 (4)
01/27/2020 - 12/31/2020	$11.33	13,918	$157,744	3.16%	0.00%	1.95%
Templeton Foreign VIP Class 2
2020	$13.19	1,726,026	$22,770,787	3.38%	0.00%	(1.16)%
2019	13.35	1,551,281	20,705,105	1.73%	0.00%	12.53%
2018	11.86	1,657,982	19,665,437	2.68%	0.00%	(15.44)%
2017	14.03	1,843,186	25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
Templeton Global Bond VIP Class 1
2020	$9.63	9,809	$94,414	7.63%	0.00%	(5.07)%
12/13/2019 - 12/31/2019	10.14	284	2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2020	$12.26	2,329,588	$28,555,604	8.34%	0.00%	(5.28)%
2019	12.94	3,215,145	41,607,808	7.09%	0.00%	2.01%
2018	12.69	3,267,408	41,449,773	0.00%	0.00%	1.94%
2017	12.44	2,603,285	32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
Janus Henderson Enterprise Institutional Shares
2020	$13.03	7,943	$103,470	0.06%	0.00%	19.47%
12/31/2019 - 12/31/2019	10.90	195	2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2020	$45.48	826,116	$37,569,643	0.00%	0.00%	19.18%
2019	38.16	888,143	33,889,504	0.05%	0.00%	35.16%
2018	28.23	808,957	22,838,668	0.11%	0.00%	(0.66)%
2017	28.42	659,947	18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
Janus Henderson Overseas Institutional Shares (4)
02/28/2020 - 12/31/2020	$13.91	1,548	$21,529	2.22%	0.00%	29.70%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Overseas Service Shares
2020	$13.67	1,354,016	$18,508,941	1.22%	0.00%	16.02%
2019	11.78	1,412,667	16,643,856	1.84%	0.00%	26.71%
2018	9.30	1,477,959	13,742,893	1.39%	0.00%	(15.14)%
2017	10.96	2,699,606	29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2020	$14.00	107,429	$1,503,771	0.61%	0.00%	0.81%
2019	13.89	106,485	1,478,601	0.05%	0.00%	17.79%
2018	11.79	123,198	1,452,341	1.41%	0.00%	(6.57)%
2017	12.62	108,305	1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
Lazard Retirement International Equity Service Class
2020	$11.36	153,907	$1,748,302	2.40%	0.00%	8.24%
2019	10.49	100,044	1,049,940	0.40%	0.00%	21.00%
06/06/2018 - 12/31/2018	8.67	38,623	334,977	5.98%	0.00%	(13.91)%
ClearBridge Variable Aggressive Growth - Class I (4)
01/21/2020 - 12/31/2020	$13.46	3,395	$45,692	2.65%	0.00%	14.99%
ClearBridge Variable Aggressive Growth - Class II
2020	$31.90	768,784	$24,525,441	0.59%	0.00%	17.73%
2019	27.10	831,329	22,526,620	0.78%	0.00%	24.75%
2018	21.72	819,363	17,798,047	0.36%	0.00%	(8.57)%
2017	23.76	967,177	22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
ClearBridge Variable Mid-Cap - Class I (4)
01/07/2020 - 12/31/2020	$12.91	5,857	$75,643	0.59%	0.00%	15.05%
ClearBridge Variable Mid Cap - Class II
2020	$29.07	489,764	$14,238,324	0.03%	0.00%	15.10%
2019	25.26	805,291	20,339,440	0.36%	0.00%	32.65%
2018	19.04	475,548	9,054,596	0.17%	0.00%	(12.80)%
2017	21.83	636,772	13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
Western Asset Variable Global High Yield Bond - Class II
2020	$13.31	51,140	$680,779	4.58%	0.00%	7.12%
2019	12.43	40,942	508,800	5.07%	0.00%	14.01%
2018	10.90	38,884	423,830	4.58%	0.00%	(4.16)%
2017	11.37	75,413	857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
Lord Abbett Bond Debenture Class VC
2020	$14.24	1,615,840	$23,007,706	4.09%	0.00%	7.30%
2019	13.27	1,428,573	18,956,660	4.33%	0.00%	13.35%
2018	11.71	1,138,822	13,331,485	5.68%	0.00%	(4.02)%
2017	12.20	847,582	10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
Lord Abbett Developing Growth Class VC
2020	$44.74	994,259	$44,479,268	0.00%	0.00%	72.60%
2019	25.92	952,892	24,698,255	0.00%	0.00%	31.77%
2018	19.67	885,228	17,413,049	0.00%	0.00%	4.88%
2017	18.75	675,697	12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
Lord Abbett Fundamental Equity Class VC
2020	$23.41	249,608	$5,842,896	1.27%	0.00%	1.77%
2019	23.00	283,051	6,510,284	1.27%	0.00%	21.51%
2018	18.93	291,903	5,525,168	1.50%	0.00%	(8.16)%
2017	20.61	307,699	6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
Lord Abbett Total Return Class VC
2020	$12.79	4,694,892	$60,070,342	2.44%	0.00%	7.43%
2019	11.91	4,631,369	55,161,023	2.83%	0.00%	8.41%
2018	10.99	4,155,870	45,658,033	3.07%	0.00%	(1.03)%
2017	11.10	4,107,392	45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
M Capital Appreciation
2020	$124.59	566,253	$70,550,131	0.00%	0.00%	17.73%
2019	105.83	573,228	60,664,838	0.33%	0.00%	28.85%
2018	82.13	613,966	50,426,895	0.28%	0.00%	(14.15)%
2017	95.67	674,210	64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
M International Equity
2020	$41.55	1,853,817	$77,020,686	1.81%	0.00%	8.90%
2019	38.15	1,757,542	67,054,924	2.95%	0.00%	20.32%
2018	31.71	1,609,349	51,029,338	1.33%	0.00%	(20.57)%
2017	39.92	1,905,029	76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
M Large Cap Growth
2020	$103.90	682,386	$70,898,715	0.00%	0.00%	28.89%
2019	80.61	770,602	62,116,514	0.00%	0.00%	36.09%
2018	59.23	795,354	47,108,763	0.00%	0.00%	(4.95)%
2017	62.32	805,188	50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
M Large Cap Value
2020	$32.43	891,099	$28,895,941	2.08%	0.00%	(3.16)%
2019	33.49	863,778	28,924,514	1.73%	0.00%	21.52%
2018	27.56	924,495	25,476,059	1.42%	0.00%	(12.07)%
2017	31.34	969,099	30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
MFS New Discovery Series - Initial Class
2020	$16.48	21,541	$355,012	0.00%	0.00%	45.89%
12/13/2019 - 12/31/2019	11.30	385	4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2020	$49.05	606,632	$29,752,274	0.00%	0.00%	45.58%
2019	33.69	876,290	29,521,030	0.00%	0.00%	41.27%
2018	23.85	580,128	13,833,900	0.00%	0.00%	(1.72)%
2017	24.26	1,094,536	26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
MFS Total Return Series - Initial Class (4)
01/08/2020 - 12/31/2020	$11.88	22,457	$266,752	3.11%	0.00%	9.59%
MFS Utilities Series - Initial Class (4)
02/24/2020 - 12/31/2020	$11.37	1,839	$20,910	3.15%	0.00%	0.39%
MFS Utilities Series - Service Class
2020	$24.57	558,416	$13,717,885	2.18%	0.00%	5.62%
2019	23.26	599,411	13,941,187	3.80%	0.00%	24.80%
2018	18.64	600,878	11,198,065	0.85%	0.00%	0.81%
2017	18.49	630,731	11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
MFS Value Series - Initial Class
2020	$11.65	36,938	$430,224	1.74%	0.00%	3.48%
12/13/2019 - 12/31/2019	11.26	384	4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2020	$15.56	1,750,462	$27,228,478	1.31%	0.00%	3.22%
2019	15.07	1,517,487	22,867,919	2.00%	0.00%	29.51%
2018	11.64	1,340,620	15,599,821	1.27%	0.00%	(10.36)%
2017	12.98	1,338,421	17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
Neuberger Berman Sustainable Equity Class I
2020	$24.49	31,392	$768,762	0.65%	0.00%	19.56%
2019	20.48	28,899	591,916	0.39%	0.00%	25.88%
2018	16.27	36,387	592,049	0.50%	0.00%	(5.73)%
2017	17.26	26,217	452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Managed Asset Allocation - Advisor Class
2020	$14.59	500,806	$7,306,765	7.86%	0.00%	16.71%
2019	12.50	544,179	6,802,653	2.08%	0.00%	16.96%
2018	10.69	557,552	5,959,129	1.59%	0.00%	(5.61)%
2017	11.32	612,282	6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
PIMCO Global Managed Asset Allocation - Institutional Class (4)
03/31/2020 - 12/31/2020	$12.59	1,244	$15,665	5.99%	0.00%	35.99%
PIMCO Income - Administrative Class
2020	$11.68	365,721	$4,272,481	4.62%	0.00%	6.52%
2019	10.97	281,310	3,085,100	3.52%	0.00%	8.58%
06/05/2018 - 12/31/2018	10.10	29,702	299,995	3.49%	0.00%	0.92%
Royce Micro-Cap Service Class
2020	$18.56	154,444	$2,865,750	0.00%	0.00%	23.55%
2019	15.02	150,104	2,254,252	0.00%	0.00%	19.24%
2018	12.60	165,710	2,087,141	0.00%	0.00%	(9.29)%
2017	13.88	149,935	2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
State Street Total Return V.I.S. Class 3
2020	$19.18	112,832	$2,164,302	1.73%	0.00%	6.14%
2019	18.07	114,403	2,067,528	3.28%	0.00%	15.57%
2018	15.64	69,217	1,082,397	1.65%	0.00%	(6.61)%
2017	16.74	96,389	1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
T. Rowe Price Blue Chip Growth - I
2020	$14.85	133,197	$1,978,125	0.00%	0.00%	34.28%
12/05/2019 - 12/31/2019	11.06	679	7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2020	$60.86	2,952,258	$179,684,418	0.00%	0.00%	33.92%
2019	45.45	3,267,610	148,508,466	0.00%	0.00%	29.58%
2018	35.07	3,211,817	112,652,770	0.00%	0.00%	1.65%
2017	34.51	3,038,914	104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
T. Rowe Price Equity Income - I
2020	$11.52	72,266	$832,759	2.91%	0.00%	1.18%
12/05/2019 - 12/31/2019	11.39	519	5,907	13.99%	0.00%	3.75%
T. Rowe Price Equity Income - II
2020	$27.21	3,012,637	$81,979,353	2.10%	0.00%	0.96%
2019	26.95	3,107,815	83,767,750	2.11%	0.00%	26.04%
2018	21.38	2,901,473	62,046,998	1.79%	0.00%	(9.69)%
2017	23.68	2,895,397	68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
VanEck VIP Global Hard Assets Initial Class
2020	$19.76	1,360,028	$26,873,203	0.95%	0.00%	19.11%
2019	16.59	1,438,768	23,867,490	0.00%	0.00%	11.87%
2018	14.83	1,419,346	21,047,322	0.00%	0.00%	(28.28)%
2017	20.68	1,613,669	33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
Vanguard VIF Mid-Cap Index
2020	$12.48	42,997	$536,700	0.59%	0.00%	18.07%
12/20/2019 - 12/31/2019	10.57	24	256	0.00%	0.00%	0.29%
Vanguard VIF Real Estate Index (4)
02/03/2020 - 12/31/2020	$9.47	22,735	$215,375	0.29%	0.00%	(6.22)%

See Notes to Financial Statements	See explanation of references on page SA-64

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages SA-52 to SA-63

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2020 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2020, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2020 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following Variable Accounts changed names during 2020:

Current Variable Account Names	Former Variable Account Names
Small-Cap Growth Class I	Developing Growth Class I
Value Class I	Comstock Class I
Value Class P	Comstock Class P
PIMCO Global Managed Asset Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class

The following Variable Accounts commenced or resumed operations during 2020:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Diversified Bond Class P	January 23, 2020	Invesco Oppenheimer V.I. Global Series I	January 23, 2020
Floating Rate Income Class P	January 29, 2020	American Funds IS High-Income Bond Class 2	January 29, 2020
Inflation Managed Class P	February 03, 2020	American Funds IS International Class 2	January 16, 2020
Short Duration Bond Class P	January 17, 2020	American Funds IS New World Fund Class 2	January 09, 2020
Emerging Markets Debt Class P	March 09, 2020	BlackRock Global Allocation V.I. Class I	January 15, 2020
Dividend Growth Class P	January 17, 2020	DFA VA U.S. Large Value	January 29, 2020
Growth Class P	January 15, 2020	DFA VA U.S. Targeted Value	March 30, 2020
Main Street Core Class P	January 27, 2020	Fidelity VIP Bond Index Service Class 2	January 09, 2020
Mid-Cap Growth Class P	January 21, 2020	Fidelity VIP Freedom 2030 Portfolio Initial Class	January 28, 2020
Small-Cap Equity Class P	January 29, 2020	Fidelity VIP Freedom 2035 Portfolio Initial Class	February 10, 2020
Value Class P	January 21, 2020	Fidelity VIP Freedom 2045 Portfolio Initial Class	January 21, 2020
Value Advantage Class P	January 17, 2020	Fidelity VIP Freedom Income Portfolio Initial Class	January 15, 2020
Health Sciences Class P	March 11, 2020	Fidelity VIP Mid Cap Initial Class	January 09, 2020
Real Estate Class P	March 04, 2020	Fidelity VIP Total Market Index Service Class 2	January 07, 2020
PSF DFA Balanced Allocation Class P	March 09, 2020	Templeton Foreign VIP Class 1	January 27, 2020
Pacific Dynamix - Conservative Growth Class P	January 27, 2020	Janus Henderson Overseas Institutional Shares	February 28, 2020
Pacific Dynamix - Growth Class P	January 08, 2020	ClearBridge Variable Aggressive Growth - Class I	January 21, 2020
Portfolio Optimization Conservative Class P	March 09, 2020	ClearBridge Variable Mid-Cap - Class I	January 07, 2020
Portfolio Optimization Moderate-Conservative Class P	March 09, 2020	MFS Total Return Series - Initial Class	January 08, 2020
Portfolio Optimization Moderate Class P	January 09, 2020	MFS Utilities Series - Initial Class	February 24, 2020
Portfolio Optimization Growth Class P	January 27, 2020	PIMCO Global Managed Asset Allocation - Institutional Class	March 31, 2020
Portfolio Optimization Aggressive-Growth Class P	February 26, 2020	Vanguard VIF Real Estate Index	February 03, 2020

On April 30, 2020, the Inflation Strategy Class I and Currency Strategies Class I Variable Accounts were liquidated. Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2020, no other information for these Variable Accounts are included in this annual report.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Diversified Alternatives Class I and Equity Long/Short Class I Variable Accounts were liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date was transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2020.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2020, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2020, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2020 and 2019 were as follows:

	2020			2019
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	405,651	(322,655)	82,996	342,643	(93,056)	249,587
Diversified Bond Class I	1,380,776	(1,379,668)	1,108	859,102	(823,997)	35,105
Diversified Bond Class P	46,221	(6,078)	40,143
Floating Rate Income Class I	431,898	(955,303)	(523,405)	2,148,127	(409,018)	1,739,109
Floating Rate Income Class P	631	(67)	564
High Yield Bond Class I	464,736	(509,149)	(44,413)	404,611	(377,444)	27,167
High Yield Bond Class P	9,004	(4,151)	4,853	8	—	8
Inflation Managed Class I	153,443	(245,980)	(92,537)	112,881	(182,678)	(69,797)
Inflation Managed Class P	3,657	(164)	3,493
Managed Bond Class I	874,771	(598,756)	276,015	372,441	(526,855)	(154,414)
Managed Bond Class P	16,469	(2,270)	14,199	23	—	23
Short Duration Bond Class I	2,973,307	(1,704,321)	1,268,986	1,158,894	(895,066)	263,828
Short Duration Bond Class P	30,483	(4,052)	26,431
Emerging Markets Debt Class I	90,601	(465,774)	(375,173)	129,618	(100,453)	29,165
Emerging Markets Debt Class P	1,091	(93)	998
Dividend Growth Class I	291,645	(368,942)	(77,297)	351,425	(437,838)	(86,413)
Dividend Growth Class P	19,153	(3,354)	15,799
Equity Index Class I	803,358	(942,326)	(138,968)	507,615	(767,499)	(259,884)
Equity Index Class P	249,332	(41,780)	207,552	171	—	171
Focused Growth Class I	79,724	(227,651)	(147,927)	142,281	(186,629)	(44,348)
Growth Class I	215,867	(504,198)	(288,331)	142,719	(249,406)	(106,687)
Growth Class P	57,522	(8,162)	49,360
Large-Cap Growth Class I	651,600	(726,004)	(74,404)	489,377	(673,427)	(184,050)
Large-Cap Value Class I	480,625	(520,694)	(40,069)	353,863	(481,965)	(128,102)
Large-Cap Value Class P	14,283	(2,120)	12,163	25	—	25
Main Street Core Class I	65,657	(221,760)	(156,103)	82,866	(255,119)	(172,253)
Main Street Core Class P	7,926	(639)	7,287
Mid-Cap Equity Class I	294,284	(406,870)	(112,586)	504,250	(541,936)	(37,686)
Mid-Cap Growth Class I	1,144,453	(1,702,621)	(558,168)	547,431	(611,841)	(64,410)
Mid-Cap Growth Class P	8,520	(1,163)	7,357
Mid-Cap Value Class I	115,486	(90,403)	25,083	83,175	(81,817)	1,358
Mid-Cap Value Class P	4,175	(398)	3,777	23	—	23
Small-Cap Equity Class I	200,101	(179,933)	20,168	132,836	(128,190)	4,646
Small-Cap Equity Class P	14,154	(1,309)	12,845
Small-Cap Growth Class I	—	(58,462)	(58,462)	30	(70,882)	(70,852)
Small-Cap Index Class I	482,132	(887,853)	(405,721)	738,590	(883,162)	(144,572)
Small-Cap Index Class P	50,564	(7,225)	43,339	22	—	22
Small-Cap Value Class I	309,852	(307,158)	2,694	166,198	(216,155)	(49,957)
Small-Cap Value Class P	10,730	(1,906)	8,824	110	—	110
Value Class I	358,251	(354,315)	3,936	258,978	(349,716)	(90,738)
Value Class P	6,192	(735)	5,457
Value Advantage Class I	161,493	(110,515)	50,978	149,504	(35,185)	114,319
Value Advantage Class P	19,216	(2,008)	17,208
Emerging Markets Class I	360,434	(604,125)	(243,691)	415,185	(492,598)	(77,413)
Emerging Markets Class P	21,812	(2,138)	19,674	289	—	289
International Large-Cap Class I	1,344,004	(1,380,703)	(36,699)	1,229,957	(1,242,133)	(12,176)
International Large-Cap Class P	19,204	(2,139)	17,065	729	—	729
International Small-Cap Class I	475,649	(951,851)	(476,202)	483,143	(409,279)	73,864
International Small-Cap Class P	6,874	(1,210)	5,664	229	—	229
International Value Class I	798,719	(792,941)	5,778	531,712	(596,369)	(64,657)
Health Sciences Class I	156,600	(198,249)	(41,649)	130,504	(234,260)	(103,756)
Health Sciences Class P	37,150	(2,036)	35,114
Real Estate Class I	218,460	(296,586)	(78,126)	188,843	(235,648)	(46,805)
Real Estate Class P	2,797	(664)	2,133

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2020			2019

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Technology Class I	982,651	(678,284)	304,367	309,366	(414,242)	(104,876)
Technology Class P	31,018	(3,833)	27,185	230	—	230
PSF DFA Balanced Allocation Class D	207,958	(182,419)	25,539	435,686	(65,013)	370,673
PSF DFA Balanced Allocation Class P	11,566	(5,285)	6,281
Pacific Dynamix - Conservative Growth Class I	133,287	(64,637)	68,650	171,994	(93,280)	78,714
Pacific Dynamix - Conservative Growth Class P	49,792	(6,484)	43,308
Pacific Dynamix - Moderate Growth Class I	384,843	(540,938)	(156,095)	637,618	(319,585)	318,033
Pacific Dynamix - Moderate Growth Class P	94,050	(10,591)	83,459	4,556	—	4,556
Pacific Dynamix - Growth Class I	615,989	(452,849)	163,140	768,996	(504,019)	264,977
Pacific Dynamix - Growth Class P	300,526	(55,319)	245,207
Portfolio Optimization Conservative Class I	221,262	(240,814)	(19,552)	539,788	(370,792)	168,996
Portfolio Optimization Conservative Class P	675	(68)	607
Portfolio Optimization Moderate-Conservative Class I	193,968	(486,586)	(292,618)	297,689	(391,894)	(94,205)
Portfolio Optimization Moderate-Conservative Class P	1,619	(193)	1,426
Portfolio Optimization Moderate Class I	951,804	(1,949,464)	(997,660)	980,966	(2,111,997)	(1,131,031)
Portfolio Optimization Moderate Class P	23,378	(863)	22,515
Portfolio Optimization Growth Class I	1,430,342	(2,086,983)	(656,641)	1,362,984	(2,459,998)	(1,097,014)
Portfolio Optimization Growth Class P	88,061	(4,098)	83,963
Portfolio Optimization Aggressive-Growth Class I	660,056	(895,568)	(235,512)	782,732	(906,318)	(123,586)
Portfolio Optimization Aggressive-Growth Class P	34,272	(4,706)	29,566
Invesco Oppenheimer V.I. Global Series I	19,632	(2,695)	16,937
Invesco Oppenheimer V.I. Global Series II	196,308	(223,601)	(27,293)	282,073	(240,641)	41,432
Invesco Oppenheimer V.I. Main Street Small Cap Series I	199,610	(38,671)	160,939	64,621	(38,576)	26,045
Invesco V.I. International Growth Series I	21,907	(2,307)	19,600	190	—	190
Invesco V.I. International Growth Series II	342,095	(441,661)	(99,566)	317,726	(460,769)	(143,043)
American Century VP Mid Cap Value Class I	17,999	(3,425)	14,574	148	—	148
American Century VP Mid Cap Value Class II	384,087	(343,168)	40,919	371,485	(439,145)	(67,660)
American Funds IS Asset Allocation Class 2	295,673	(36,459)	259,214	1,674	—	1,674
American Funds IS Asset Allocation Class 4	477,954	(387,289)	90,665	684,652	(294,678)	389,974
American Funds IS Growth Class 2	91,201	(10,515)	80,686	1,103	—	1,103
American Funds IS Growth Class 4	287,751	(368,345)	(80,594)	284,686	(338,270)	(53,584)
American Funds IS Growth-Income Class 2	83,053	(9,766)	73,287	284	—	284
American Funds IS Growth-Income Class 4	274,010	(440,305)	(166,295)	397,245	(395,863)	1,382
American Funds IS High-Income Bond Class 2	10,009	(1,548)	8,461
American Funds IS International Class 2	32,658	(4,476)	28,182
American Funds IS New World Fund Class 2	23,337	(4,656)	18,681
BlackRock 60/40 Target Allocation ETF V.I. Class I	502,538	(85,698)	416,840	203,611	(32,453)	171,158
BlackRock Basic Value V.I. Class III	84,915	(82,842)	2,073	58,545	(92,520)	(33,975)
BlackRock Global Allocation V.I. Class I	40,069	(3,200)	36,869
BlackRock Global Allocation V.I. Class III	304,950	(399,560)	(94,610)	365,283	(559,122)	(193,839)
BNY Mellon VIF Appreciation Service Shares	44,234	(31,686)	12,548	32,385	(12,374)	20,011
DFA VA International Value	8,470	(1,003)	7,467	11	—	11
DFA VA U.S. Large Value	23,535	(1,556)	21,979
DFA VA U.S. Targeted Value	11,538	(740)	10,798
Fidelity VIP Bond Index Service Class 2	27,771	(2,310)	25,461
Fidelity VIP Contrafund Initial Class	22,416	(2,858)	19,558	574	—	574
Fidelity VIP Contrafund Service Class 2	173,683	(293,329)	(119,646)	164,002	(332,389)	(168,387)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	45,006	(40,820)	4,186	14,725	(11,766)	2,959
Fidelity VIP Freedom 2015 Portfolio Service Class 2	18,355	(18,453)	(98)	16,025	(20,224)	(4,199)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	50,128	(156,136)	(106,008)	115,018	(126,108)	(11,090)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	111,963	(160,185)	(48,222)	219,367	(95,220)	124,147
Fidelity VIP Freedom 2030 Portfolio Initial Class	8,674	(490)	8,184
Fidelity VIP Freedom 2030 Portfolio Service Class 2	102,244	(131,767)	(29,523)	196,538	(124,871)	71,667
Fidelity VIP Freedom 2035 Portfolio Initial Class	17,187	(2,311)	14,876
Fidelity VIP Freedom 2035 Portfolio Service Class 2	147,454	(124,653)	22,801	163,434	(64,060)	99,374
Fidelity VIP Freedom 2045 Portfolio Initial Class	11,997	(1,485)	10,512
Fidelity VIP Freedom 2045 Portfolio Service Class 2	123,605	(107,910)	15,695	146,101	(63,838)	82,263

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2020			2019
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom Income Portfolio Initial Class	6,583	(800)	5,783
Fidelity VIP Freedom Income Portfolio Service Class 2	153,767	(88,395)	65,372	6,598	(11,751)	(5,153)
Fidelity VIP Government Money Market Service Class	36,035,541	(29,025,040)	7,010,501	19,635,429	(22,352,990)	(2,717,561)
Fidelity VIP Growth Service Class 2	225,909	(101,376)	124,533	49,989	(79,871)	(29,882)
Fidelity VIP International Index Service Class 2	16,792	(1,758)	15,034	253	—	253
Fidelity VIP Mid Cap Initial Class	47,360	(5,715)	41,645
Fidelity VIP Mid Cap Service Class 2	180,011	(166,763)	13,248	162,255	(211,501)	(49,246)
Fidelity VIP Total Market Index Service Class 2	38,814	(18,734)	20,080
Fidelity VIP Value Strategies Service Class 2	67,620	(55,946)	11,674	53,843	(45,322)	8,521
Templeton Foreign VIP Class 1	16,152	(2,234)	13,918
Templeton Foreign VIP Class 2	379,871	(205,126)	174,745	304,744	(411,445)	(106,701)
Templeton Global Bond VIP Class 1	11,276	(1,751)	9,525	284	—	284
Templeton Global Bond VIP Class 2	381,833	(1,267,390)	(885,557)	405,512	(457,775)	(52,263)
Janus Henderson Enterprise Institutional Shares	9,390	(1,642)	7,748	195	—	195
Janus Henderson Enterprise Service Shares	239,119	(301,146)	(62,027)	339,284	(260,098)	79,186
Janus Henderson Overseas Institutional Shares	1,728	(180)	1,548
Janus Henderson Overseas Service Shares	184,601	(243,252)	(58,651)	189,126	(254,418)	(65,292)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	13,374	(12,430)	944	20,030	(36,743)	(16,713)
Lazard Retirement International Equity Service Shares	85,123	(31,260)	53,863	67,975	(6,554)	61,421
ClearBridge Variable Aggressive Growth - Class I	3,830	(435)	3,395
ClearBridge Variable Aggressive Growth - Class II	133,620	(196,165)	(62,545)	253,253	(241,287)	11,966
ClearBridge Variable Mid Cap - Class I	7,314	(1,457)	5,857
ClearBridge Variable Mid Cap - Class II	390,475	(706,002)	(315,527)	407,700	(77,957)	329,743
Western Asset Variable Global High Yield Bond - Class II	24,391	(14,193)	10,198	8,737	(6,679)	2,058
Lord Abbett Bond Debenture Class VC	667,719	(480,452)	187,267	603,039	(313,288)	289,751
Lord Abbett Developing Growth Class VC	682,280	(640,913)	41,367	363,186	(295,522)	67,664
Lord Abbett Fundamental Equity Class VC	25,694	(59,137)	(33,443)	73,323	(82,175)	(8,852)
Lord Abbett Total Return Class VC	1,128,564	(1,065,041)	63,523	1,205,556	(730,057)	475,499
M Capital Appreciation	128,078	(135,053)	(6,975)	88,847	(129,585)	(40,738)
M International Equity	448,641	(352,366)	96,275	361,079	(212,886)	148,193
M Large Cap Growth	216,983	(305,199)	(88,216)	225,844	(250,596)	(24,752)
M Large Cap Value	287,020	(259,699)	27,321	228,586	(289,303)	(60,717)
MFS New Discovery Series - Initial Class	26,007	(4,851)	21,156	385	—	385
MFS New Discovery Series - Service Class	342,581	(612,239)	(269,658)	442,594	(146,432)	296,162
MFS Total Return Series - Initial Class	25,480	(3,023)	22,457
MFS Utilities Series - Initial Class	2,154	(315)	1,839
MFS Utilities Series - Service Class	123,104	(164,099)	(40,995)	201,957	(203,424)	(1,467)
MFS Value Series - Initial Class	42,976	(6,422)	36,554	384	—	384
MFS Value Series - Service Class	592,869	(359,894)	232,975	471,194	(294,327)	176,867
Neuberger Berman Sustainable Equity Class I	7,495	(5,002)	2,493	13,489	(20,977)	(7,488)
PIMCO Global Managed Asset Allocation - Advisor Class	90,047	(133,420)	(43,373)	50,296	(63,669)	(13,373)
PIMCO Global Managed Asset Allocation - Institutional Class	1,283	(39)	1,244
PIMCO Income - Administrative Class	175,570	(91,159)	84,411	277,435	(25,827)	251,608
Royce Micro-Cap Service Class	40,561	(36,221)	4,340	23,409	(39,015)	(15,606)
State Street Total Return V.I.S. Class 3	15,924	(17,495)	(1,571)	54,337	(9,151)	45,186
T. Rowe Price Blue Chip Growth - I	152,116	(19,598)	132,518	679	—	679
T. Rowe Price Blue Chip Growth - II	490,814	(806,166)	(315,352)	498,784	(442,991)	55,793
T. Rowe Price Equity Income - I	81,311	(9,564)	71,747	519	—	519
T. Rowe Price Equity Income - II	409,165	(504,343)	(95,178)	498,012	(291,670)	206,342
VanEck VIP Global Hard Assets Initial Class	490,490	(569,230)	(78,740)	405,549	(386,127)	19,422
Vanguard VIF Mid-Cap Index	48,570	(5,597)	42,973	24	—	24
Vanguard VIF Real Estate Index	24,488	(1,753)	22,735

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2020, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2020, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 26, 2021

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Diversified Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Diversified Bond Class P	For the period January 23, 2020 (commencement of operations) through December 31, 2020
Floating Rate Income Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Floating Rate Income Class P	For the period January 29, 2020 (commencement of operations) through December 31, 2020
High Yield Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
High Yield Bond Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Inflation Managed Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Inflation Managed Class P	For the period February 3, 2020 (commencement of operations) through December 31, 2020
Managed Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Managed Bond Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Short Duration Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Short Duration Bond Class P	For the period January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Debt Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Emerging Markets Debt Class P	For the period March 9, 2020 (commencement of operations) through December 31, 2020
Dividend Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Dividend Growth Class P	For the period January 17, 2020 (commencement of operations) through December 31, 2020
Equity Index Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Equity Index Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Focused Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Growth Class P	For the period January 15, 2020 (commencement of operations) through December 31, 2020
Large-Cap Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Large-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Large-Cap Value Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Main Street® Core Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Main Street® Core Class P	For the period January 27, 2020 (commencement of operations) through December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Mid-Cap Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Growth Class P	For the period January 21, 2020 (commencement of operations) through December 31, 2020
Mid-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Value Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Equity Class P	For the period January 29, 2020 (commencement of operations) through December 31, 2020
Small-Cap Growth Class I (formerly Developing Growth Class I)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Index Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Index Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Value Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Value Class I (formerly Comstock Class I)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Value Class P (formerly Comstock Class P)	For the period January 21, 2020 (commencement of operations) through December 31, 2020
Value Advantage Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Value Advantage Class P	For the period January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Emerging Markets Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Large-Cap Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Large-Cap Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Small-Cap Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Health Sciences Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Health Sciences Class P	For the period March 11, 2020 (commencement of operations) through December 31, 2020
Real Estate Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Real Estate Class P	For the period March 4, 2020 (commencement of operations) through December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Technology Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Technology Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from June 22, 2016 (commencement of operations) through December 31, 2016
PSF DFA Balanced Allocation Class P	For the period March 9, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Conservative Growth Class P	For the period January 27, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 23, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Growth Class P	For the period January 8, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Conservative Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Conservative Class P	For the period March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Moderate-Conservative Class P	For the period March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Moderate Class P	For the period January 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Growth Class P	For the period January 27, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Aggressive-Growth Class P	For the period February 26, 2020 (commencement of operations) through December 31, 2020
Invesco Oppenheimer V.I. Global Series I	For the period January 23, 2020 (commencement of operations) through December 31, 2020
Invesco Oppenheimer V.I. Global Series II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019 and the period from May 25, 2018 (commencement of operations) through December 31, 2018
Invesco V.I. International Growth Series I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Invesco V.I. International Growth Series II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Century VP Mid Cap Value Class I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Asset Allocation Class 2	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Growth Class 2	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Growth-Income Class 2	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS High-Income Bond Class 2	For the period January 29, 2020 (commencement of operations) through December 31, 2020
American Funds IS International Class 2	For the period January 16, 2020 (commencement of operations) through December 31, 2020
American Funds IS New World Fund® Class 2	For the period January 9, 2020 (commencement of operations) through December 31, 2020
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BlackRock® Global Allocation V.I. Class I	For the period January 15, 2020 (commencement of operations) through December 31, 2020
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
DFA VA International Value	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
DFA VA U.S. Large Value	For the period January 29, 2020 (commencement of operations) through December 31, 2020
DFA VA U.S. Targeted Value	For the period March 30, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Bond Index Service Class 2	For the period January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2030 PortfolioSM Initial Class	For the period January 28, 2020 (commencement of operations) through December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2035 PortfolioSM Initial Class	For the period February 10, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2045 PortfolioSM Initial Class	For the period January 21, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom Income PortfolioSM Initial Class	For the period January 15, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP International Index Service Class 2	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Mid Cap Initial Class	For the period January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Total Market Index Service Class 2	For the period January 7, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Templeton Foreign VIP Class 1	For the period January 27, 2020 (commencement of operations) through December 31, 2020
Templeton Foreign VIP Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Templeton Global Bond VIP Class 1	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Janus Henderson Overseas Institutional Shares	For the period February 28, 2020 (commencement of operations) through December 31, 2020
Janus Henderson Overseas Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019 and the period from June 6, 2018 (commencement of operations) through December 31, 2018
ClearBridge Variable Aggressive Growth - Class I	For the period January 21, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
ClearBridge Variable Mid-Cap - Class I	For the period January 7, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Total Return Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Capital Appreciation	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M International Equity	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Large Cap Growth	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Large Cap Value	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® New Discovery Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® Total Return Series - Initial Class	For the period January 8, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Initial Class	For the period February 24, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® Value Series - Initial Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® Value Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
PIMCO Global Managed Asset Allocation - Advisor Class (formerly PIMCO Global Multi-Asset Allocation - Advisor Class)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
PIMCO Global Managed Asset Allocation - Institutional Class	For the period March 31, 2020 (commencement of operations) through December 31, 2020
PIMCO Income - Administrative Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019 and the period from June 5, 2018 (commencement of operations) through December 31, 2018
Royce Micro-Cap Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
T. Rowe Price Equity Income - I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income - II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
VanEck VIP Global Hard Assets Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Vanguard® VIF Real Estate Index	For the period February 3, 2020 (commencement of operations) through December 31, 2020

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2020 and 2019 and

for the years ended December 31, 2020, 2019 and 2018

and Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2020 and 2019, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2020 and the related notes to consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence that we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2020 and 2019, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2020 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 6 to the consolidated financial statements, the accompanying consolidated financial statements have been reclassified to give effect to the discontinued operations of the aircraft leasing business.

March 4, 2021

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,
(In Millions, except share data)	2020	2019
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value	$72,862	$61,806
Fair value option securities (includes VIE assets of $963 and $977)	1,664	1,584
Mortgage loans (includes VIE assets of $2,050 and $1,800)	17,842	16,388
Policy loans	7,700	7,950
Other investments (includes VIE assets of $1,176 and $776)	6,618	5,707
TOTAL INVESTMENTS	106,686	93,435
Cash, cash equivalents, and restricted cash (includes VIE assets of $46 and $57)	5,506	6,111
Deferred policy acquisition costs	4,843	4,804
Other assets (includes VIE assets of $46 and $7)	3,403	2,574
Separate account assets	64,900	60,192
TOTAL ASSETS	$185,338	$167,116
LIABILITIES AND EQUITY
Liabilities:
Policyholder account balances	$66,136	$60,634
Future policy benefits	26,586	21,684
Debt (includes VIE debt of $1,872 and $1,634)	4,762	4,542
Fair value option debt (represents VIE debt)	913	910
Other liabilities (includes VIE liabilities of $22 and $34)	5,513	4,755
Separate account liabilities	64,900	60,192
TOTAL LIABILITIES	168,810	152,717
Commitments and contingencies (Note 16)
Stockholder’s Equity:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Additional paid-in capital	1,669	1,019
Retained earnings	10,047	10,571
Accumulated other comprehensive income	4,523	2,603
Total Stockholder’s Equity	16,269	14,223
Noncontrolling interests	259	176
TOTAL EQUITY	16,528	14,399
TOTAL LIABILITIES AND EQUITY	$185,338	$167,116

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,
(In Millions)	2020	2019	2018
REVENUES
Policy fees and insurance premiums	$5,767	$5,878	$4,750
Net investment income	3,678	3,514	3,243
Net realized investment gain (loss)	(1,228)	(391)	60
Other than temporary impairments	(81)	(19)	(15)
Investment advisory fees	243	265	295
Other income	265	298	264
TOTAL REVENUES	8,644	9,545	8,597

BENEFITS AND EXPENSES
Policy benefits paid or provided	5,386	4,915	3,644
Interest credited to policyholder account balances	1,796	1,633	1,490
Commission expenses	672	877	1,264
Operating and other expenses	1,575	1,503	1,427
TOTAL BENEFITS AND EXPENSES	9,429	8,928	7,825

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION (BENEFIT) FOR INCOME TAXES FROM CONTINUING OPERATIONS	(785)	617	772
Provision (benefit) for income taxes from continuing operations	(273)	65	74

INCOME (LOSS) FROM CONTINUING OPERATIONS	(512)	552	698
Discontinued operations, net of taxes (Note 6)		359	229

Net income (loss)	(512)	911	927
Less: net income from continuing operations attributable to noncontrolling interests	(12)	(24)	(3)
Less: income from discontinued operations attributable to noncontrolling interest		(100)	(53)

NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$(524)	$787	$871

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,
(In Millions)	2020	2019	2018
NET INCOME (LOSS)	$(512)	$911	$927

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	1,914	2,523	(1,529)
Other, net	6	7	(8)

Other comprehensive income (loss)	1,920	2,530	(1,537)

Comprehensive income (loss)	1,408	3,441	(610)
Less: comprehensive income attributable to noncontrolling interests	(12)	(124)	(56)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$1,396	$3,317	$(666)

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

	Common	Additional Paid-in	Retained	Accumulated Other Comprehensive	Total Stockholder’s	Noncontrolling	Total
(In Millions)	Stock	Capital	Earnings	Income	Equity	Interests	Equity
BALANCES, DECEMBER 31, 2017	$30	$1,023	$9,534	$1,613	$12,200	$695	$12,895
Cumulative effect of adoption of accounting change (Note 1)			29	(3)	26		26
BALANCES, JANUARY 1, 2018	30	1,023	9,563	1,610	12,226	695	12,921
Comprehensive income (loss):
Net income			871		871	56	927
OCI				(1,537)	(1,537)		(1,537)
Total comprehensive income (loss)					(666)	56	(610)
Change in equity of noncontrolling interests						32	32
BALANCES, DECEMBER 31, 2018	30	1,023	10,434	73	11,560	783	12,343
Comprehensive income:
Net income			787		787	124	911
OCI				2,530	2,530		2,530
Total comprehensive income					3,317	124	3,441
Dividend to parent			(650)		(650)		(650)
Equity capital contribution, net of tax, for additional interest in discontinued operation		5			5	194	199
Distributions of noncontrolling interest for sale of discontinued operation (Note 6)		(9)			(9)	(940)	(949)
Change in equity of noncontrolling interests						15	15
BALANCES, DECEMBER 31, 2019	30	1,019	10,571	2,603	14,223	176	14,399
Comprehensive income:
Net income (loss)			(524)		(524)	12	(512)
OCI				1,920	1,920		1,920
Total comprehensive income					1,396	12	1,408
Capital contribution from parent		650			650		650
Change in equity of noncontrolling interests						71	71

BALANCES, DECEMBER 31, 2020	$30	$1,669	$10,047	$4,523	$16,269	$259	$16,528

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) from continuing operations	$(512)	$552	$698
Adjustments to reconcile net income (loss) from continuing operations to net cash provided by operating activities:
Net accretion on fixed maturity securities	(35)	(42)	(45)
Depreciation and amortization	101	90	76
Deferred income taxes	(111)	(77)	207
Net realized investment (gain) loss	1,228	391	(60)
Other than temporary impairments	81	19	15
Net change in deferred policy acquisition costs	(469)	(372)	13
Interest credited to policyholder account balances	1,796	1,633	1,490
Net change in future policy benefits	3,087	2,649	1,806
Net change in tax receivables and payables	(666)	126	(30)
Purchases of trading securities	(538)	(890)	(299)
Proceeds from disposals of trading securities	536	439	265
Other operating activities, net	(114)	5	(111)
Net cash provided by operating activities - discontinued operation		548	629
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,384	5,071	4,654

CASH FLOWS FROM INVESTING ACTIVITIES
Available for sale securities:
Purchases	(12,635)	(10,755)	(10,513)
Sales	1,267	1,668	1,632
Maturities and repayments	4,638	3,409	2,216
Purchases of fair value option securities	(254)	(857)	(882)
Proceeds from disposals of fair value option securities	245	851	440
Proceeds from sale of equity securities	3	101	641
Fundings of mortgage loans	(2,040)	(2,805)	(2,093)
Repayments of mortgage loans	592	1,348	740
Purchases of real estate	(246)	(878)	(343)
Net change in policy loans	250	25	(294)
Terminations of derivative instruments, net	856	447	445
Proceeds from nonhedging derivative settlements	783	278	311
Payments for nonhedging derivative settlements	(2,146)	(845)	(517)
Purchases of working capital finance investments	(1,656)	(1,000)	(943)
Repayments of working capital finance investments	1,565	951	983
Net change in cash collateral	342	579	(289)
Other investing activities, net	(666)	(140)	(522)
Net cash provided by (used in) investing activities - discontinued operation		1,272	(1,600)
NET CASH USED IN INVESTING ACTIVITIES	(9,102)	(6,351)	(10,588)

(Continued)

See Notes to Consolidated Financial Statements

(Continued)

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2020	2019	2018
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	$10,176	$9,867	$9,575
Withdrawals	(7,558)	(6,089)	(5,910)
Issuance of long-term debt	243	359	148
Payments of long-term debt	(87)	(290)	(2)
Issuance of fair value option debt			460
Net change in cash collateral for loaned securities	550	835	472
Dividend to parent		(650)
Capital contribution from parent	650
Other financing activities, net	139	(27)	16
Net cash provided by financing activities - discontinued operation		452	1,258
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,113	4,457	6,017

Net change in cash, cash equivalents, and restricted cash	(605)	3,177	83
Cash, cash equivalents, and restricted cash, beginning of year	6,111	2,274	2,478
Change in cash, cash equivalents, and restricted cash of disposed subsidiary		660	(287)

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	$5,506	$6,111	$2,274

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (received), net	$534	$18	$(54)
Interest paid from continuing operations	229	255	234
Interest paid from discontinued operation		266	216
NON-CASH TRANSACTIONS
Assets received in connection with pension risk transfer transactions	507	221
Noncash decrease in taxes payable	341	135

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.                          ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.  Pacific Life and its subsidiaries (the Company) and affiliates have primary business operations consisting of life insurance, annuities, and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and the variable interest entities (VIEs) in which the Company is the primary beneficiary.  All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2).  These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates especially when considering the risks and uncertainties associated with COVID-19 and the impact it may have on our business, results of operations and financial condition.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop.  Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•                  The fair value of investments in the absence of quoted market values

•                  Other than temporary impairment (OTTI) losses of investments

•                  Application of the consolidation rules to certain investments

•                  The fair value of and accounting for derivatives, including embedded derivatives

•                  The capitalization and amortization of deferred policy acquisition costs (DAC)

•                  The liability for future policy benefits, including guarantees

•                  Income taxes

•                  Reinsurance transactions

•                  Litigation and other contingencies

In June 2020, Pacific Life launched a $15 billion funding agreement-backed notes (FABN) program through a special-purpose, unaffiliated statutory trust.  The trust issues senior secured medium-term notes and uses the net proceeds from each sale to purchase one or more funding agreements from Pacific Life.  As of December 31, 2020, Pacific Life had $1.3 billion of FABN funding agreements outstanding, which are recorded within policyholder account balances. In June 2020, Pacific Life also launched a $5 billion funding agreement-backed commercial paper (FABCP) program through a special-purpose, unaffiliated limited liability company.  The limited liability company issues commercial paper and uses the net proceeds from each sale to make a deposit under the associated funding agreement from Pacific Life.  As of December 31, 2020, the Company’s FABCP funding agreement had net deposits of $568 million, which are also recorded within policyholder account balances.  See Note 8.

Certain reclassifications have been made to the 2019 and 2018 consolidated financial statements to conform to the 2020 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2020 through the date the consolidated financial statements were available to be issued.

Economic and capital market uncertainties have arisen as a result of the spread of COVID-19.  The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain.  It is not possible to estimate the ultimate impacts the COVID-19 pandemic may have on the global economy, markets or our business.  Interest rates, credit spreads, and equity market levels have had the most significant effect on the Company’s financial statements.  COVID-19 related claims have not been material through December 31, 2020.  The Company continues to actively monitor direct and indirect impacts of the pandemic on its consolidated financial statements, especially in relation to claims activity and the investments portfolio.

INVESTMENTS

Fixed maturity securities available for sale are reported at fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (loss) (OCI).

Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.  For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives.  Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired.  If a decline in the fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the fair value and net carrying amount of the security.  If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings, specifically OTTI.  If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings, specifically OTTI.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

For fixed maturity securities in unrealized loss positions, the Company evaluates whether it intends to sell, or will be required to sell the security before anticipated recovery of amortized cost. If a security meets either criteria, it is considered an other than temporary impairment. If a security does not meet either criteria, an analysis is performed on whether projected future cash flows are sufficient to recover the amortized cost.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows.  In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Realized gains and losses on investment transactions are determined on a specific identification basis at trade date and are included in net realized investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities and syndicated bank loans.  The Company elected the FVO in order to report the investments at fair value with changes in the fair value of these securities recognized in net realized investment gain (loss).  This accounting treatment for the U.S. Government securities will provide a partial offset on income volatility due to the impact of interest rate movements.  The Company has elected the FVO for debt issued from a collateralized loan obligation (CLO) that is classified as a VIE.  The debt and syndicated bank loans were designated as FVO to reduce the impact of market value changes from the CLO on the consolidated financial statements. See Notes 3 and 10.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs.  Interest is recognized and discounts and deferred origination fees are amortized in interest income using the effective interest method based on the contractual life of the mortgage loan.  Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement.  For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s fair value of the underlying collateral of the mortgage loan.

Policy loans are stated at unpaid principal balances.  Interest income is recorded as earned using the contractual interest rate.  Generally, accrued interest is capitalized on the policy’s anniversary date.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Other investments primarily consist of investments in private equity partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, equity securities, trading securities, securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds), and working capital finance investments (WCFI).  Investments in private equity partnerships, joint venture interests and hedge funds are recorded under either the equity method of accounting or at fair value using the net asset value (NAV) per share practical expedient.  The income and changes in fair value for these investments are recorded in net investment income.  Trading securities, equity securities and the securities of the 40 Act Funds are reported at fair value with changes in fair value recognized in net realized investment gain (loss).  WCFIs are held at accreted book value, which approximates fair value due to the short-term nature of the investment.

Real estate investments are carried at depreciated cost, net of write-downs.  For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition.  Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered not recoverable and an impairment loss is recognized as the amount by which the real estate carrying value exceeds its fair value.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at fair value.  Prior to the adoption of Accounting Standards Update (ASU) 2017-12, if the derivative was designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative was recorded in OCI and reclassified to earnings when the hedged item affected earnings, and the ineffective portion of changes in the fair value of the derivative was recognized in net realized investment gain (loss).  Effective January 1, 2019, the Company adopted ASU 2017-12 which no longer requires the Company to bifurcate the ineffective portion for cash flow hedges.  If the derivative is designated as a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain (loss).  The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item.  For derivative instruments not designated as a hedge, the entire change in fair value of the derivative is recorded in net realized investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis.  For derivatives that are hedging investments, these amounts are included in net investment income.  For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses.  For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain (loss) on an accrual basis.  Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain (loss), or interest credited to policyholder account balances when the forecasted transactions affect earnings.  Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

Cash and cash equivalents include all short-term, highly liquid investments with a maturity of three months or less from purchase date.  Cash equivalents consist primarily of U.S. Treasury bills and money market securities.  Restricted cash primarily consists of liquidity reserves related to security deposits, commitment fees, cash collateral, cash held in trusts, and property tax impounds.  Restricted cash was $16 million and $14 million as of December 31, 2020 and 2019, respectively.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC.  DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract.  However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed.  The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.  The nature of sales inducements include bonus credits equal to a certain percentage of each deposit.

For universal life (UL), variable annuities, and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts.  Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization.  DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.  DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance.  Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins.  The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.25% depending on the product.  A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period.  In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization.  All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997.  The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $231 million and $238 million as of December 31, 2020 and 2019, respectively.  Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $235 million and $241 million as of December 31, 2020 and 2019, respectively.  The net contribution to income from the Closed Block was ($1) million, $1 million, and zero for the years ended December 31, 2020, 2019, and 2018, respectively.  As of December 31, 2020 and 2019, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired.  Goodwill is included in other assets and was $15 million and $35 million as of December 31, 2020 and 2019, respectively.  During the year ended December 31, 2020, a goodwill impairment of $20 million was recorded in operating and other expenses.  There were no goodwill impairments recognized during the years ended December 31, 2019 and 2018.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances relate to UL and investment-type contracts.  UL and interest-sensitive whole life (ISWL) contracts are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Annuity and deposit liabilities include fixed annuities, structured settlements and other payout annuities without life contingencies which are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Funding agreement account balances are calculated using the deposits received, plus interest credited, less withdrawals.  Interest credited to these account balances vary by product and ranged from 0.0% to 8.6%.  The fixed indexed annuity and life indexed account products contain embedded derivatives (Note 7), which are carried at fair value and are presented separate from the related host and other fixed components in Note 8.

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and certain immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age, and expenses.  Interest rates used in establishing such liabilities ranged from 0.4% to 11.0%.  Assumptions such as mortality and interest rates are “locked in” upon the issuance of new business.  Although certain assumptions are “locked-in”, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves.  Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.  Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available for sale are included in accumulated other comprehensive income (AOCI).

The liability for future policy benefits includes a liability for unpaid claims, established based on the Company’s estimated cost of settling all claims.  Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.  The estimates used to determine the liability for unpaid claims are derived principally from the Company’s historical experience.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten-year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions.  If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 9).  All other GLB guarantees are accounted for as embedded derivatives (Note 7).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC.  Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities.  Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue.  Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations.  Interest rate assumptions ranged from 1.0% to 9.3%.  Future dividends for participating business are provided for in the liability for future policy benefits.  Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses.  The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized DAC.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits.  Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth.  As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company.  The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance and non-traditional longevity reinsurance.  Reinsurance agreements related to non-traditional longevity reinsurance are assumed from Pacific Life Re Limited (PLRL), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp.  PLRL is incorporated in the United Kingdom (UK) and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in select markets in Asia.  Non-traditional longevity reinsurance provides protection to retirement plans and insurers of such plans against changes in mortality improvement.  With a non-traditional longevity reinsurance transaction, the Company agrees with another party to exchange a predefined benefit and the realized benefit for a premium.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met.  To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue, benefit and expense accounts.  Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage.  Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities.  Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.  Reinsurance terminations and recapture gains are recorded in other income.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due.  Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration, and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue.  Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR.  The timing of policy fee revenue recognition is determined based on the nature of the fees.  Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration, and the amortization of DAC.

The Company generates the majority of its revenues and net income from customers located in the U.S.  As of December 31, 2020 and 2019, the Company had foreign investments of $17.9 billion and $15.4 billion, respectively.  Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2020, 2019, and 2018.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund (PSF), an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, the Pacific Funds Series Trust, the investment vehicle for the Company’s mutual fund products and other funds, and the Pacific Life Investment Grade Trade Receivable Fund.  These fees are based upon the NAV of the underlying portfolios and are recorded as earned.  Related subadvisory expense is included in operating and other expenses.

INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized.

The Company records uncertain tax positions in accordance with the Accounting Standards Codification’s (Codification) Income Taxes Topic on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations.  Accrued interest and penalties are included in other liabilities in the consolidated statements of financial condition.  Immaterial amounts of interest and penalties were recognized in the years ended December 31, 2020, 2019, and 2018.

The Company accounts for investment tax credits using the deferral method of accounting.

The Company is accounting for the taxes due on future U.S. inclusions in taxable income related to global intangible low-taxed income as a current period expense when incurred (i.e., using the period cost method).

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement.  Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act, enacted on March 27, 2020, contains certain income tax related provisions.  One of the key provisions allows companies with net operating losses (NOL) originating in 2018, 2019, or 2020 to carry back losses to the five preceding tax years and recover cash taxes paid in those years.  The Company recorded a benefit for the expected carryback of 2020 NOL to the five preceding tax years from 2015 to 2019, some of which were at a higher statutory tax rate than the current year.  See Note 14.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis.  A loss is recorded if the contingent matter is probable of occurring and reasonably estimable.  The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts.  Separate account assets are recorded at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded equal to the amount of separate account assets.  Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows.  Amounts charged to the separate account for mortality, surrender, and expense charges are included in revenues as policy fees.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments has been determined using available market information and appropriate valuation methodologies.  However, considerable judgment is often required to interpret market data used to develop the estimates of fair value.  Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the fair value of the financial instruments.  See Note 11.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  The new guidance most significantly impacts equity interests in limited partnership interests and joint ventures currently accounted for under the cost method which are now measured at fair value utilizing the NAV practical expedient in the Codification’s Financial Services - Investment Companies Topic.  Additionally, due to the elimination of historical classification guidance for equity securities (i.e., trading, available for sale), equity securities historically classified as trading and equity securities historically classified as available for sale all are now presented together as equity securities included in other investments and measured at fair value through net income.  The Company adopted this ASU on January 1, 2018 applying the modified retrospective approach.  The impact of this adoption on January 1, 2018 was an increase of $29 million to beginning retained earnings and a reduction of $3 million to AOCI.  See the consolidated statements of equity and Note 12.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU 2020-04, which together with all subsequent amendments, provides guidance on facilitation of the effects of reference rate reform on financial reporting.  The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess certain contract modifications that result from the discontinuation of the London Inter-Bank Offered Rate (LIBOR) or another reference rate.  Changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain criteria are met.  Optional expedients also allow derivative instruments impacted by changes in the interest rate used for margining, discounting, or contract price alignment to qualify for certain optional relief.  This standard may be elected and applied to contract modifications made between March 12, 2020 through December 31, 2022.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2018, the FASB issued targeted improvements to the accounting for long-duration insurance contracts, ASU 2018-12.  The objective of this guidance is to make improvements to the existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity.  The new guidance improves the timeliness of recognizing changes in the liability for future policy benefits for traditional long-duration contracts by requiring that underlying cash flow assumptions be reviewed and updated at least annually.  The rate used to discount future cash flows must be based on an upper-medium grade fixed income investment yield.  The change in the reserve estimate as a result of updating cash flow assumptions will be recognized in net income.  The change in the reserve estimate as a result of updating the discount rate assumption will be recognized in OCI.  The new guidance also creates a new category of market risk benefits (i.e., features that protect the contract holder from more than nominal capital market risk) for certain guarantees associated with contracts which are required to be measured at fair value with changes recognized in net income.  In addition, the new guidance simplifies the amortization of deferred policy acquisition costs and other similar capitalized balances (i.e., URR) by requiring such costs to be amortized on a constant-level basis that approximates the straight-line method.  Lastly, the new guidance increases and enhances the disclosures related to long-duration insurance contracts.  The new guidance is effective for fiscal years beginning after December 15, 2024 and interim periods within fiscal years beginning after December 15, 2025.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-13 that provides guidance on the measurement of credit losses for certain financial assets.  This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses.  The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts.  The guidance also requires enhanced disclosures.  This ASU is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-02 that provides guidance on leasing transactions.  The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current guidance, leases would be classified as finance or operating leases.  However, unlike current guidance, the new guidance will require both types of leases to be recognized on the consolidated statements of financial condition by the lessee.  Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes.  This ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, and permits a modified retrospective transition approach which includes a number of optional practical expedients. Adoption of this standard on January 1, 2021 will not have a material impact on the Company’s consolidated financial statements.

2.                          STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets, and accounting for deferred income taxes on a different basis.

STATUTORY NET INCOME (LOSS) AND SURPLUS

Statutory net income (loss) of Pacific Life was ($99) million, $1,716 million, and $869 million for the years ended December 31, 2020, 2019, and 2018, respectively.  Statutory capital and surplus of Pacific Life was $11,364 million and $10,510 million as of December 31, 2020 and 2019, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets, and third party excess of loss reinsurance agreement or note facilities.  As of December 31, 2020, Pacific Life’s total statutory reserve credit was  $2,828 million, of which $1,480 million was supported by third party excess of loss reinsurance agreement and note facilities.  As of December 31, 2019, Pacific Life’s total statutory reserve credit was $2,590 million, of which $1,644 million was supported by third party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of National Association of Insurance Commissioners (NAIC) Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits.  Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department).  PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska.  Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC.  Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Effective December 1, 2019, PAR Vermont entered into a 25 year excess of loss reinsurance agreement (XOL Agreement) with an unrelated third party for a maximum amount of $1.5 billion with an expiration date of December 1, 2044.  The XOL Agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The XOL Agreement has been approved as an admissible asset in the amount of the XOL asset value as calculated in accordance with the XOL Agreement by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2020 and 2019, the XOL asset value was $627 million and $814 million, respectively.  PAR Vermont admitted $627 million and $814 million as assets in its statutory financial statements as of December 31, 2020 and 2019, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC.  Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a promissory note in return with a maturity date of December 2041.  The promissory note is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension.  The promissory note has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2020 and 2019, the promissory note amounted to $525 million and $479 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PBRC admitted $525 million and $479 million as an asset in its statutory financial statements as of December 31, 2020 and 2019, respectively.

Pacific Life Re Global Limited (RGBM) (formerly referred to as PLRG) became an indirect, wholly owned subsidiary of Pacific LifeCorp, on March 31, 2020, when Pacific Life Reinsurance (Barbados) Limited, a direct, wholly owned subsidiary of Pacific LifeCorp, was redomiciled to Bermuda.  RGBM assumes U.S. life retrocession business through Pacific Life, as well as other non-U.S. life retrocession business.  Pacific Life has reinsurance agreements with RGBM.  The underlying reinsurance is comprised of coinsurance and YRT treaties.  Pacific Life retrocedes the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to RGBM (RGBM Agreement).  The RGBM Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles.  The statutory accounting reserve credit is supported by a $345 million letter of credit issued to RGBM by a highly rated bank for the benefit of Pacific Life, which expires August 2021.  In connection with the letter of credit, Pacific LifeCorp has provided a guarantee to the bank for certain obligations under the letter of credit agreement.  In addition, Pacific LifeCorp entered into a capital maintenance agreement with RGBM.

Pacific Annuity Reinsurance Company (PARC) was a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance and Financial Institutions (AZ DIFI) and wholly owned by Pacific LifeCorp.  PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life.  Base annuity contracts were reinsured on a modified coinsurance basis and the contract guarantees were reinsured on a coinsurance with funds withheld basis.   In October 2020, Pacific Life recaptured the variable annuity business reinsured by PARC and PARC was dissolved as of December 31, 2020.  The recapture did not have a material impact on the Company’s consolidated financial statements.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2020 and 2019, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS AND CAPITAL CONTRIBUTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp.  Based on these restrictions and 2020 statutory results, Pacific Life could pay $769 million in dividends in 2021 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement.  During the years ended December 31, 2020, 2019, and 2018, Pacific Life paid dividends to Pacific LifeCorp of zero, $650 million, and zero, respectively.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws.  These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Based on these restrictions and 2020 statutory results, PL&A could pay $42 million in dividends to Pacific Life in 2021 without prior regulatory approval, subject to the notification requirement.  During the years ended December 31, 2020, 2019, and 2018, PL&A paid dividends to Pacific Life of $40 million, $41 million, and $40 million, respectively.

During the year ended December 31, 2020, Pacific LifeCorp made a capital contribution to Pacific Life of $650 million that is reported in additional paid-in capital.

3.                          VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary.  A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

CONSOLIDATED VIEs

The following table presents, as of December 31, 2020 and 2019, the assets and liabilities, which the Company has consolidated because it is the primary beneficiary:

	Assets	Liabilities
	(In Millions)
December 31, 2020:
Commercial mortgage-backed security trusts	$2,056	$1,690
CLO	1,001	930
Sponsored investment funds	1,186	187
Other	38
Total	$4,281	$2,807

December 31, 2019:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO	1,023	940
Sponsored investment funds	767	113
Other	22
Total	$3,617	$2,578

COMMERCIAL MORTGAGE-BACKED SECURITY TRUSTS

The Company has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIEs).  The trusts are classified as VIEs as they have no equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs.  The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default.  The assets of the CMBS VIEs can only be used to settle their respective liabilities, and the Company is not responsible for any principal or interest shortfalls.  The Company’s exposure is limited to its investment of $365 million and $279 million as of December 31, 2020 and 2019, respectively.  Non-recourse debt consolidated by the Company was $1,685 million and $1,521 million as of December 31, 2020 and 2019, respectively (included in CMBS VIE debt in Note 10).

CLO

The Company provides initial seed capital into sponsored CLO, which are classified as VIEs as they have insufficient equity investment at risk.  The Company has determined that it is the primary beneficiary of these VIEs due to its significant control as the collateral manager.  The Company has elected the FVO method of accounting for $963 million and $977 million of investments in the CLO as of December 31, 2020 and 2019, respectively.  The Company has also elected the FVO method of accounting for $913 million and $910 million of debt issued from the CLO as of December 31, 2020 and 2019, respectively (included in FVO debt - VIE in Note 10).

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers.  Structured as limited partnerships, the Company has provided the initial investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history.  Based on the design and operation of these entities, the Company concluded that they are subject to consolidation under the VIE rules and that the Company is the primary beneficiary.   Short-term non-recourse debt consolidated by the Company was $187 million and $113 million as of December 31, 2020 and 2019, respectively (included in other VIE debt in Note 10).  The lines of credit associated with this debt have a $245 million borrowing capacity.  The Company’s unfunded commitment to the underlying investments of the limited partnerships was $1,042 million and $867 million as of December 31, 2020 and 2019, respectively.

NON-CONSOLIDATED VIEs

The following table presents the carrying amount and classification of the investments in VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant activities.  Also presented is the maximum exposure to loss which includes the carrying amount plus any unfunded commitments assuming the commitments are fully funded.

	Carrying Amount	Maximum Exposure to Loss
	(In Millions)
December 31, 2020:
Private equity	$760	$1,864
Other	44	130
Total	$804	$1,994

December 31, 2019:
Private equity	$681	$1,362
Other	95	135
Total	$776	$1,497

PRIVATE EQUITY

Private equity are limited partnership investment funds that are reported in other investments.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor.  The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and other asset-backed securities which are reported in fixed maturity securities available for sale, at fair value.  The Company has determined that it is not the primary beneficiary of these structured securities due to the fact that it does not control these entities.  The Company’s maximum exposure to loss for these investments is limited to its carrying amount.  See Note 5 for the net carrying amount and fair value of the structured security investments.

4.                          DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Balance, January 1	$4,804	$5,023	$4,693
Additions:
Capitalized during the year	787	864	871
Amortization:
Impact of assumption unlockings	47	(51)	(38)
All other	(365)	(441)	(846)
Total amortization	(318)	(492)	(884)
Allocated to OCI	(430)	(591)	343
Balance, December 31	$4,843	$4,804	$5,023

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Balance, January 1	$434	$437	$513
Deferred costs capitalized during the year	8	6	9
Amortization of deferred costs	17	(9)	(85)
Balance, December 31	$459	$434	$437

5.                          INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and fair value of fixed maturity securities available for sale are shown below.  The net carrying amount represents amortized cost adjusted for OTTI losses recognized in earnings and fair value hedges (Note 7).  See Note 11 for information on the Company’s fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2020:
U.S. Government	$55	$11		$66
Obligations of states and political subdivisions	2,019	343	$2	2,360
Foreign governments	627	92		719
Corporate securities (1)	53,698	8,071	91	61,678
RMBS (2)	3,053	99	8	3,144
CMBS	1,965	114	35	2,044
Other asset-backed securities	2,747	117	13	2,851
Total fixed maturity securities	$64,164	$8,847	$149	$72,862

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2019:
U.S. Government	$325	$7	$1	$331
Obligations of states and political subdivisions	1,432	233	1	1,664
Foreign governments	543	58	1	600
Corporate securities (1)	48,235	4,373	103	52,505
RMBS (2)	3,098	97	6	3,189
CMBS	1,689	66	4	1,751
Other asset-backed securities	1,702	70	6	1,766
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

(1)              Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $15 million and $1 million as of December 31, 2020 and 2019, respectively.

(2)              Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $3 million and $2 million as of December 31, 2020 and 2019, respectively.

The net carrying amount and fair value of fixed maturity securities available for sale as of December 31, 2020, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
Due in one year or less	$1,483	$39	$4	$1,518
Due after one year through five years	13,807	1,185	30	14,962
Due after five years through ten years	21,541	2,768	26	24,283
Due after ten years	19,568	4,525	33	24,060
	56,399	8,517	93	64,823
Mortgage-backed and asset-backed securities	7,765	330	56	8,039
Total fixed maturity securities	$64,164	$8,847	$149	$72,862

The following tables present the fair value and gross unrealized losses on investments where the fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2020:
Obligations of states and political subdivisions			$20	$2	$20	$2
Corporate securities	$1,392	$46	496	45	1,888	91
RMBS	563	4	69	4	632	8
CMBS	564	30	67	5	631	35
Other asset-backed securities	333	5	10	8	343	13
Total fixed maturity securities	$2,852	$85	$662	$64	$3,514	$149

December 31, 2019:
U.S. Government	$269	$1			$269	$1
Obligations of states and political subdivisions			$22	$1	22	1
Foreign governments	1	1			1	1
Corporate securities	1,166	15	1,243	88	2,409	103
RMBS	732	2	200	4	932	6
CMBS	165	3	42	1	207	4
Other asset-backed securities	254	2	39	4	293	6
Total fixed maturity securities	$2,587	$24	$1,546	$98	$4,133	$122

The number of securities in an unrealized loss position for less than 12 months as of December 31, 2020 and 2019 were 310 and 319, respectively.  The number of securities in an unrealized loss position for 12 months or greater as of December 31, 2020 and 2019 were 107 and 171, respectively.

The Company has evaluated fixed maturity securities available for sale with gross unrealized losses and has determined that the unrealized losses are temporary.  The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties.  With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned.  The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.  The borrower of the loaned securities is permitted to sell or repledge those securities.  The Company may occasionally borrow amounts from the cash collateral for short-term liquidity.  The utilization of the cash collateral is based on conservative forecasts of cash flows and is supported by the cash balance in the general account.  As of December 31, 2020, borrowings from the securities lending cash collateral was zero.  The gross carrying amounts are disclosed in the table below.

Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held.  The Company has made an accounting policy election not to offset the loaned securities and cash collateral liabilities in its consolidated statements of financial condition.

The Company invests cash collateral received from its securities lending arrangements into repurchase agreements (reinvestment portfolio).  The Company requires that all repurchase agreements must have a maximum maturity of 95 days and the interest rate must reset no more than monthly.  All repurchase agreements must be collateralized by U.S. Treasury Securities, U.S. Agency Securities, U.S. Corporate bonds and/or U.S. Equities with a minimum margin of 102%.  Equity repurchase agreements are only overnight and must be collateralized at 105%.  Additionally, all repurchase agreements are indemnified by the Company’s securities lending agent against counterparty default.  When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts, monitoring fair values daily, and securing indemnification from financial institutions with strong financial credit ratings.

The following table presents the Company’s security loans outstanding, reinvestment portfolio and the corresponding collateral held:

	December 31,
	2020	2019
	(In Millions)
Security loans outstanding, fair value (1)	$2,601	$2,058
Reinvestment portfolio, fair value (2)	2,681	2,131
Cash collateral liability (3)	2,681	2,131

(1)   Included in fixed maturity securities available for sale, at fair value and comprised of corporate securities.

(2)   Included in cash, cash equivalents, and restricted cash.  The reinvestment portfolio remaining contractual maturities as of December 31, 2020 are $2,231 million, $200 million and $250 million maturing in 30 days or less, 31 to 60 days and 61 to 90 days, respectively.

(3)   Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Fixed maturity securities	$2,506	$2,341	$2,080
FVO securities	52	74	52
Mortgage loans	824	756	694
Real estate	243	225	187
Policy loans	218	218	216
Partnerships and joint ventures	90	126	211
Other	64	75	51
Gross investment income	3,997	3,815	3,491
Investment expense	319	301	248
Net investment income	$3,678	$3,514	$3,243

The components of net realized investment gain (loss) are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Fixed maturity securities:
Gross gains on sales	$47	$35	$33
Gross losses on sales	(16)	(30)	(36)
Total fixed maturity securities	31	5	(3)
FVO and trading securities	144	89	(38)
Equity securities	(8)	27	(21)
Real estate	18	79
Equity total return swaps	165	(275)	54
Equity futures	(1,156)	(33)	(3)
Equity put options	23	(54)	9
Equity call options	586	732	(256)
Foreign currency and interest rate swaps	129	57	16
Synthetic guaranteed interest contract policy fees	53	49	44
Embedded derivatives:
Variable annuity GLB	(353)	27
Fixed indexed annuities	(474)	(565)	44
Life indexed accounts	(341)	(520)	228
Other	(43)	(16)	(8)
Other	(2)	7	(6)
Net realized investment gain (loss)	$(1,228)	$(391)	$60

The tables below summarize OTTI by investment type:

	Recognized in Earnings	Recognized in OCI	Total
	(In Millions)
Year Ended December 31, 2020:
Corporate securities	$61		$61
OTTI - fixed maturity securities	61	—	61
Mortgage loans	14		14
Real estate	6		6
Total OTTI	$81	—	$81

Year Ended December 31, 2019:
Corporate securities	$13		$13
RMBS	6		6
Total OTTI	$19	—	$19

Year Ended December 31, 2018:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Real estate	6		6
Total OTTI	$15	—	$15

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2020	2019
	(In Millions)
Cumulative credit loss, January 1	$91	$164
Additions for credit impairments recognized on:
Securities previously other than temporarily impaired		6
Total additions	—	6

Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(1)	(1)
Securities sold		(78)
Total subtractions	(1)	(79)
Cumulative credit loss, December 31	$90	$91

Net unrealized gain (loss) recognized in the consolidated statements of operations during the periods presented on securities still held at each period end is as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
FVO securities	$105	$77	$(29)
Trading securities	42	13	(10)
Equity securities	1	9	(8)
Other investments measured at NAV	46	29	35

The change in net unrealized gain (loss) in available for sale securities is as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Fixed maturity securities	$3,793	$4,698	$(2,807)

Trading securities, included in other investments, totaled $818 million and $702 million as of December 31, 2020 and 2019, respectively.  The cumulative net unrealized gain on trading securities as of December 31, 2020 and 2019 was $48 million and $10 million, respectively.

Mortgage loans are primarily collateralized by commercial properties mainly located throughout the U.S.  The geographic distribution of mortgage loans for the top five states or federal districts is as follows:

	December 31,
	2020	2019
	(In Millions)
California	$3,273	$2,942
Texas	2,722	2,501
New York	1,945	1,702
Washington	1,232	1,298
Illinois	1,159	1,127
Other	7,511	6,818
Total mortgage loans	$17,842	$16,388

Included in the December 31, 2020 and 2019 amounts for Texas are $1,050 million for both years and New York are $1,000 million and $750 million, respectively, consolidated from the CMBS VIEs (Note 3).  Included in the December 31, 2020 amounts for Other in the table above are $283 million and $173 million located in Canada and the UK, respectively.  Included in the December 31, 2019 amounts for Other in the table above are $288 million and $169 million located in Canada and the UK, respectively.  The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2020 or 2019.  As of December 31, 2020, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs of less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  Includes troubled debt restructures performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for troubled debt restructure, impairment and loss is increased.  Includes all loans performing as agreed during the first year of a troubled debt restructure unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored monthly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2020, there were two loans with a book value of $135 million that were considered impaired.  For the year ended December 31, 2020, an impairment loss of $14 million was recognized on the first loan, as the fair value of the underlying collateral was lower than its carrying value.  The book value after write down of the loan was $115 million.  No impairment loss was recorded on the second loan since the fair value of the underlying collateral was higher than its carrying amount.  As of December 31, 2019 and December 31, 2018, there were 3 and 11 loans with a book value of $45 million and $93 million, respectively, that were considered impaired.  Since the fair value of the underlying collateral on these loans was greater than their carrying amount, no impairment loss was recorded.

The Company is working with borrowers who are experiencing financial difficulty as a direct result of the COVID-19 pandemic.  When necessary, the Company is providing loan modifications to assist borrowers with their present circumstances.  These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement.  On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are troubled debt restructures (TDR) consistent with the CARES Act.  The Consolidated Appropriations Act, signed into law on December 27, 2020, extended the relief offered in the CARES Act and clarified that insurance companies are covered under the CARES Act.  The Company’s loan modifications fall within the guidance of either the April 7, 2020 Interagency Statement (an approach that was concurred by the FASB) or the CARES Act and do not qualify as TDRs.

As of December 31, 2020, mortgage loans with a total book value of $421 million are in a forbearance period where the Company has provided modifications with principal and/or interest payment relief and these loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2020 and 2019 ($ In Millions):

	December 31, 2020
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$754	2.25							$754	2.25
Apartment	1,441	1.55	$262	1.18					1,703	1.49
Golf course	7	1.40	25	0.57	$32	0.85	$20	0.69	84	0.77
Industrial	520	2.66							520	2.66
Lodging	266	1.49	672	0.27	372	(0.24)	337	(1.25)	1,647	0.04
Mobile home park	182	3.38							182	3.38
Office	3,963	1.95	626	2.17			20	0.62	4,609	1.98
Office - VIE	750	4.36							750	4.36
Residential	84	2.37							84	2.37
Retail	904	1.99	1,952	1.75			185	1.91	3,041	1.83
Retail - VIE	1,300	2.63							1,300	2.63
Construction	1,967		956		245				3,168
Total	$12,138	2.24	$4,493	1.49	$649	(0.15)	$562	(0.08)	$17,842	1.90

	December 31, 2019
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$534	2.28							$534	2.28
Apartment	1,681	1.57	$124	0.97					1,805	1.53
Golf course	24	1.75	13	0.49	$39	0.83	$22	0.74	98	1.00
Industrial	148	1.55							148	1.55
Lodging	1,493	2.40	166	1.47					1,659	2.30
Mobile home park	183	3.15							183	3.15
Office	4,223	1.91	78	2.07			21	0.47	4,322	1.91
Office - VIE	750	3.44							750	3.44
Residential	24	1.52							24	1.52
Retail	3,036	2.07							3,036	2.07
Retail - VIE	1,050	2.75							1,050	2.75
Construction	2,245		534						2,779
Total	$15,391	2.14	$915	1.40	$39	0.83	$43	0.61	$16,388	2.11

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka.  As of December 31, 2020 and 2019, the Company has $102 million of funding agreements issued by the FHLB of Topeka.  The funding agreement liabilities are included in policyholder account balances (Note 8).  As of December 31, 2020 and 2019, mortgage loans with a fair value of $705 million and $277 million, respectively, are in a custodial account pledged as approved collateral for the funding agreements.  The Company is required to purchase stock in FHLB of Topeka each time it receives an advance.

Real estate investments totaled $2,407 million and $2,285 million as of December 31, 2020 and 2019, respectively.

6.                          SALE OF AIRCRAFT LEASING BUSINESS

On December 5, 2019, the Company completed the sale of its ownership in Aviation Capital Group LLC (ACG) to TC Skyward Aviation U.S., Inc.  As the sale of ACG represented a strategic shift that has a major effect on the Company’s operations and financial results, the Company’s aircraft leasing business has been classified as a discontinued operation within the consolidated financial statements for all periods presented.

Upon the closing of the transaction, the Company received cash proceeds of $3.0 billion, recorded a $25 million gain on sale of discontinued operations, net of taxes, and disposed of the Company’s aircraft leasing business.

As of December 31, 2020 and 2019, there were no assets or liabilities related to the discontinued operations.

The following table summarizes the components of discontinued operations, net of taxes, for the years ended December 31, 2019 and 2018:

	Years Ended December 31,
	2019	2018
	(In Millions)
REVENUES
Aircraft leasing revenue	$966	$954
Net investment income		4
Net realized investment loss	(7)	(6)
Other income	141	95
Total revenues	1,100	1,047

BENEFITS AND EXPENSES
Operating expenses	146	182
Depreciation of aircraft	284	352
Interest expense	263	244
Total benefits and expenses	693	778

Income from discontinued operations	407	269
Provision for income taxes from discontinued operations	73	40
Income from discontinued operations, net of taxes	334	229

Gain on sale of discontinued operations	23
Benefit from income taxes from discontinued operations	(2)
Gain on sale of discontinued operations, net of taxes	25

Discontinued operations, net of taxes	$359	$229

7.                          DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, and equity risk.  Derivative instruments are also used to manage the duration mismatch of assets and liabilities.  The Company utilizes a variety of derivative instruments including swaps, futures, and options.  In addition, certain insurance products offered by the Company contain features that are separately accounted for as derivatives.

Accounting for derivatives requires the Company to recognize all derivative instruments as either assets or liabilities at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of derivatives depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

DERIVATIVES NOT DESIGNATED AS HEDGING

Equity Derivatives

The Company utilizes equity derivatives to manage equity risk associated with variable annuity GLBs within certain insurance and reinsurance contracts, including those deemed embedded derivatives.  See below for further information on the Company’s embedded derivatives.

Equity total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap.

Equity futures are exchange-traded transactions whereby the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts.  The Company is also required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.

Equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price.

Equity call options are contracts to buy the index at a predetermined time at a contracted price.  These contracts involve the exchange of a premium payment (either paid up front or at the time of exercise) for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

Foreign Currency Interest Rate Swaps

The Company utilizes foreign currency interest rate swaps primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.  Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities.  A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts.  The main currencies that the Company economically hedges are the euro, British pound, and Canadian dollar.

Interest Rate Swaps

The Company utilizes interest rate swaps to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities and to manage interest rate risk in variable annuity GLBs.  An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Synthetic Guaranteed Interest Contracts

The Company issues synthetic guaranteed interest contracts (GICs) to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives.  The ERISA Plan uses the contracts in its stable value fixed income option.  The Company receives a fee, recognized in net realized investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option.  In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and fair value.  The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios.

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives.  When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the related insurance or reinsurance contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specific holding periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.  These variable annuity GLBs are considered embedded derivatives.  At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers.  These reinsurance arrangements are used to offset a portion of the Company’s exposure to the variable annuity GLBs for the lives of the host variable annuity contracts issued.  The ceded portion of these variable annuity GLBs is considered an embedded derivative.  Until October 2020, the Company also reinsured certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs economic hedging strategies to mitigate equity and interest rate risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes equity total return swaps, equity futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates.  The indexed products contain embedded derivatives.  The Company utilizes equity total return swaps, equity futures and equity call options based upon broad market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds and participation rates.  The life insurance products with indexed accounts contain embedded derivatives.  The Company utilizes equity call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.

The following table summarizes amounts recognized in net realized investment gain (loss) for derivatives not designated as hedging instruments.  Gains and losses include the changes in fair value of the derivatives and amounts realized on terminations.  The amounts presented do not include losses from the periodic net payments and amortization of $1,611 million, $705 million, and $320 million for the years ended December 31, 2020, 2019, and 2018, respectively, which are recorded in net realized investment gain (loss).

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Equity total return swaps	$23	$(71)	$44
Equity put options	38	(23)	36
Equity call options	1,199	1,163	41
Foreign currency and interest rate swaps	(25)	12	52
Other	(2)	(1)	(1)
Embedded derivatives:
Variable annuity GLBs	(495)	(105)	(145)
Fixed indexed annuities	(474)	(565)	44
Life indexed accounts	(341)	(520)	228
Other	(43)	(15)	(7)
Total	$(120)	$(125)	$292

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes interest rate swaps to manage its exposure to variability in cash flows due to changes in benchmark interest rates.  These cash flows include those associated with existing assets and liabilities.  The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 11 years.

The effective portion of gains from changes in the fair value of interest rate swaps designated as cash flow hedges recognized in OCI was $31 million for the year ended December 31, 2018.  The ineffective portion of losses recognized in net realized investment gain (loss) was zero for the year ended December 31, 2018.  Effective January 1, 2019, with the adoption of ASU 2017-12, the Company is no longer required to bifurcate ineffectiveness.  Gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $4 million for the years ended December 31, 2020 and 2019.

No amounts were reclassified from AOCI to earnings due to forecasted cash flows that were no longer probable of occurring for the years ended December 31, 2020, 2019, and 2018.

All of the hedged forecasted transactions for cash flow hedges were determined to be probable of occurring for the years ended December 31, 2020, 2019, and 2018.

Over the next twelve months, the Company anticipates that $6 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in fair value due to changes in foreign currencies and benchmark interest rates of its assets and liabilities.

Gains and losses include the changes in fair value of the derivatives as well as the offsetting gain or loss on the hedged item attributable to the hedged risk.  The Company includes the gain or loss on the derivative in the same line as the offsetting gain or loss on the hedged item.  These amounts do not include the periodic net settlements of the derivatives or the income (expense) related to the hedged item.

The following tables disclose items designated and qualifying as hedged items in fair value hedges:

		Gains (Losses) on		Gains (Losses) on
		Derivative Instrument	Gains (Losses)	Derivative Instrument	Gains (Losses)
Derivative	Hedged	Recognized in Income	on Hedged Item	Recognized in Income	on Hedged Item
Instrument	Item	December 31, 2020		December 31, 2019
(In Millions)
Foreign currency swaps	Fixed maturity securities available for sale	$(81)	$81	$14	$(14)
Interest rate swaps	Fixed maturity securities available for sale	(41)	41	(22)	22

			Carrying Amount of		Cumulative Amount of
Derivative	Hedged		Hedged Assets and Liabilities		Fair Value Hedging
Instrument	Item		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
(In Millions)
Foreign currency swaps	Fixed maturity securities available for sale		$1,589	$1,034	$(75)	$6
Interest rate swaps	Fixed maturity securities available for sale		522	492	(63)	(22)
Interest rate swaps	Fixed maturity securities available for sale	(1)	24	24	4	4
Interest rate swaps	Debt	(1)	(651)	(659)	(132)	(140)

(1) Hedge accounting has been discontinued.  The cumulative amount of fair value hedging adjustments in the table above represent the amount remaining.

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded at fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral.  The following table summarizes the notional amount and gross asset or liability derivative fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables, and income accruals.  See Note 11 for information on the Company’s fair value measurements and disclosure.

Notional amount represents a standard of measurement of the volume of over the counter (OTC) and exchange-traded derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

	December 31, 2020				December 31, 2019
	Notional	Fair Value			Notional	Fair Value
	Amount	Assets	Liabilities		Amount	Assets	Liabilities
	(In Millions)				(In Millions)
Derivatives designated as hedging instruments:
Foreign currency and interest rate swaps - fair value	$1,865	$(34)	$136	(1)	$1,507	$41	$36	(1)
Interest rate swaps - cash flow	50	9		(1)	50	5		(1)
Total derivatives designated as hedging instruments	1,915	(25)	136		1,557	46	36

Derivatives not designated as hedging instruments:
Equity total return swaps	161		1	(1)	1,695	1	34	(1)
Equity futures	2,867				1,830
Equity put options					482	9		(1)
Equity call options	17,260	1,267	1	(1)	13,916	852	4	(1)
Foreign currency and interest rate swaps	2,715	212	31	(1)	2,146	113	20	(1)
Synthetic GICs	34,144				28,568
Embedded derivatives:
Variable annuity GLBs			1,892	(3)			1,208	(3)
Variable annuity GLB - reinsurance contracts		365		(2)		269		(2)
Fixed indexed annuities			2,185	(4)			1,652	(4)
Life indexed accounts			1,081	(4)			752	(4)
Other		38	154	(5)		26	90	(5)
Total derivatives not designated as hedging instruments	57,147	1,882	5,345		48,637	1,270	3,760
Total derivatives	$59,062	$1,857	$5,481		$50,194	$1,316	$3,796

Location on the consolidated statements of financial condition:

(1) Other investments and other liabilities

(2) Other assets

(3) Future policy benefits

(4) Policyholder account balances

(5) Other assets, policyholder account balances and other liabilities

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral.  Gross amounts include income or expense accruals.  Gross amounts offset include cash collateral received or pledged limited to the gross fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation.  Gross amounts not offset include asset collateral received or pledged limited to the gross fair value of recognized derivative assets and liabilities.

	Gross Amounts of			Gross Amounts
	Recognized	Gross Amounts		Not Offset -
	Assets/Liabilities (1)	Offset (2)	Net Amounts	Asset Collateral (3)	Net Amounts
	(In Millions)
December 31, 2020:
Derivative assets	$1,053	$(1,005)	$48	$(11)	$37
Derivative liabilities	97	(94)	3	0	3

December 31, 2019:
Derivative assets	$753	$(587)	$166	$(157)	$9
Derivative liabilities	64	(64)	—	0	—

(1)         As of December 31, 2020 and 2019, derivative assets include expense accruals of $287 million and $213 million, respectively, and derivative liabilities include expense accruals of zero and $1 million, respectively.

(2)         As of December 31, 2020 and 2019, the Company received excess cash collateral of $7 million and $13 million, respectively, and provided excess cash collateral of zero and $1 million, respectively, which are not included in the table.

(3)         As of December 31, 2020 and 2019, the Company accepted excess asset collateral of $1 million, which are not included in the table.

COLLATERAL

For OTC derivatives, OTC—cleared derivatives and exchange—traded derivatives, the Company pledges and receives cash and asset collateral.  Cash collateral received from counterparties was $957 million and $541 million as of December 31, 2020 and 2019, respectively.  This unrestricted cash collateral is included in cash, cash equivalents, and restricted cash and the obligation to return it is netted against the fair value of derivatives in other investments or other liabilities.   Cash collateral pledged to counterparties was $161 million and $87 million as of December 31, 2020 and 2019, respectively.  A receivable representing the right to call this collateral back from the counterparty is netted against the fair value of derivatives in other investments or other liabilities.  Net exposure to the counterparty is calculated as the fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received.  If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the fair value is included in other liabilities.

As of December 31, 2020 and 2019, the Company had also accepted collateral, consisting of various securities, with a fair value of $12 million and $158 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition.  The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2020 and 2019, none of the collateral had been sold or repledged.  As of December 31, 2020 and 2019, the Company provided collateral in the form of various securities with a fair value of $78 million and zero, respectively, which are included in fixed maturity securities.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to OTC derivatives, which are bilateral contracts between two counterparties.  The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.  The Company currently pledges cash and securities, which are restricted to sale, to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty.  The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.

These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2020 was $37 million.  The maximum exposure to any single counterparty was $13 million as of December 31, 2020.  All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

There are no credit-contingent provisions in the Company’s collateral arrangements for its OTC derivatives that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.

Certain of the OTC master agreements include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the fair value of the underlying derivatives.  As of December 31, 2020, the Company’s financial strength ratings were above the specified level.

8.                          POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

Components of the liability for policyholder account balances is as follows:

	December 31,
	2020	2019
	(In Millions)
UL and ISWL	$32,388	$31,101
Annuity and deposit liabilities	28,483	26,962
Fixed indexed annuity embedded derivatives	2,185	1,652
Life indexed account embedded derivatives	1,081	752
Funding agreements	1,999	167
Total	$66,136	$60,634

FUTURE POLICY BENEFITS

Components of the liability for future policy benefits is as follows:

	December 31,
	2020	2019
	(In Millions)
Annuity reserves	$16,233	$13,409
Policy benefits (1)	3,644	3,213
URR (2)	2,314	1,882
Life insurance	2,176	1,627
Variable annuity GLB embedded derivatives	1,892	1,208
Closed Block liabilities	235	241
Other	92	104
Total	$26,586	$21,684

(1)         As of December 31, 2020 and 2019, policy benefits consist primarily of $1,253 million and $1,118 million of liabilities for unpaid claims and $1,898 million and $1,828 million primarily representing single premium immediate annuity reserves, respectively.

(2)         The Company annually revises certain assumptions to develop EGPs for its products subject to URR amortization.  The revised EGPs resulted in decreased URR amortization of $134 million, increased URR amortization of $48 million, and decreased URR amortization of $120 million for the years ended December 31, 2020, 2019, and 2018, respectively.

9.                          SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  These contracts also include various types of GMDB and GLB features.  For a discussion of certain GLBs accounted for as embedded derivatives, see Note 7.

The GMDBs provide a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years.  Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return.  In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features.  The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance.  The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2020	2019
	($In Millions)
Return of net deposits:
Separate account value	$54,154	$50,672
Net amount at risk (1)	208	208
Average attained age of contract holders	69 years	69 years

Anniversary contract value:
Separate account value	$13,128	$12,755
Net amount at risk (1)	170	181
Average attained age of contract holders	71 years	70 years

Minimum return:
Separate account value	$762	$755
Net amount at risk (1)	84	114
Average attained age of contract holders	75 years	74 years

(1)  Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,
	2020	2019	2020	2019	2020	2019
	GMIB		GMWBL(2)		GMWBL(3)
	($ In Millions)		($ In Millions)		($ In Millions)
Separate account value	$1,421	$1,410	$8,685	$7,883
Net amount at risk (1)	113	153	185	274	$191	$116
Average attained age of contract holders	66 years	65 years	70 years	69 years	69 years	68 years

(1)         GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31.  Variable annuity GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.  Fixed annuity GMWBL net amount at risk represents the present value of estimated future excess benefit payments at December 31.

(2)         GMWBL related to variable annuities.

(3)         GMWBL related to fixed annuities.

The determination of GMDB, GMIB, and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, rider utilization, and mortality experience.  The following table summarizes the GMDB, GMIB, and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
	GMDB		GMIB		GMWBL (1)		GMWBL (2)
	(In Millions)		(In Millions)		(In Millions)		(In Millions)
Balance, beginning of year	$19	$18	$39	$41	$112	$88	$40	$30
Changes in reserves	31	9	20	4	52	24	38	10
Benefits paid	(9)	(8)	(7)	(6)
Balance, end of year	$41	$19	$52	$39	$164	$112	$78	$40

(1)         GMWBL related to variable annuities.

(2)         GMWBL related to fixed annuities.

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2020	2019
	(In Millions)
Asset type:
Equity	$38,749	$35,435
Bonds	15,112	14,318
Other	524	1,145
Total separate account value	$54,385	$50,898

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments.  The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC.  The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)
Balance, January 1, 2019	$950	$296	$654
Incurred guaranteed benefits	210	50	160
Paid guaranteed benefits	(6)	(4)	(2)
Balance, December 31, 2019	1,154	342	812
Incurred guaranteed benefits	501	105	396
Paid guaranteed benefits	(7)	(5)	(2)
Balance, December 31, 2020	$1,648	$442	$1,206

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,
	2020	2019
	($In Millions)
Net amount at risk (1)	$15,297	$15,342
Average attained age of policyholders	64 years	63 years

(1) Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

10.                   DEBT AND FVO DEBT

SHORT-TERM DEBT

	December 31,
	2020	2019
	(In Millions)
Short-term debt: (1)
Other VIE debt (Note 3)	$187	$113
Total short-term debt	$187	$113

(1) Does not include current maturities of long-term debt.

Pacific Life and PL&A

Pacific Life maintains a $700 million commercial paper program.  There was no commercial paper debt outstanding as of December 31, 2020 and 2019.  In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in June 2023 that will serve as a back-up line of credit to the commercial paper program.  Interest is at variable rates.  This facility had no debt outstanding as of December 31, 2020 and 2019.

Pacific Life and PL&A maintains uncommitted reverse repurchase lines of credit with various financial institutions.  These borrowings are at variable rates of interest based on collateral and market conditions.  There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2020 and 2019.

Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations.  The Company had estimated available eligible collateral of $1.7 billion as of December 31, 2020.  Interest is at variable or fixed rates.  The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2020 and 2019.

PL&A is a member of the FHLB of San Francisco.  PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s statutory net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations.  PL&A had estimated available eligible collateral of $16 million as of December 31, 2020.  Interest is at variable or fixed rates.  PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2020 and 2019.

LONG-TERM DEBT

			December 31,			December 31,
			2020			2019
($ In Millions)	Carrying Amount	Maturity Date	Interest Rate	Interest Payment Frequency	Type	Carrying Amount
Long-term debt:
Surplus notes:
2017 surplus notes (1)	$749	2067	4.3% (2)	Semiannually(2)	Fixed(2)	$749
2013 internal surplus note (3)	406	2043	5.125%	Semiannually	Fixed	406
2010 internal surplus note (3)		2020	6.0%	Semiannually	Fixed	56
2009 surplus notes (1)	385	2039	9.25%	Semiannually	Fixed	385
1993 surplus notes (1)	134	2023	7.9%	Semiannually	Fixed	134
Fair value hedge adjustments - terminated interest rate swap agreements (4)	132	140
Non-recourse long-term debt:
Non-recourse debt (5)	1,105	2022 to 2030	1.8% to 5.4%	Monthly	Variable/Fixed	1,058
CMBS VIE debt (Note 3) (6)	1,685	2025 to 2044	3.3% to 3.6%	Monthly	Fixed	1,521
Total long-term debt	4,596					4,449

Total short-term debt	187					113

Debt issuance cost	(21)					(20)
Total debt	$4,762					$4,542

FVO debt - VIE (Note 3)	$913					$910

(1)         The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  The 1993 surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes.  Pacific Life may redeem all or a portion of the 2009 surplus notes at its option at the redemption price described under the terms of the notes and may redeem all or a portion of the 2017 surplus notes at its option at any time on or after October 24, 2047 at the redemption price described under the terms of the notes, subject to the prior approval of the NE DOI noted above.

(2)         Represent rate, frequency, and type through October 23, 2047.  Thereafter until maturity, interest is payable quarterly at a floating rate equal to three-month LIBOR for deposits in U.S. dollars plus 2.796%.

(3)         The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million (the 2010 internal surplus note) and $500 million (the 2013 internal surplus note).  The 2010 surplus note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  The 2013 surplus note is an unsecured debt obligation of the Company and ranks equally with the Company’s existing and future surplus notes or similar obligations.  The 2013 surplus note is subordinated in right of payment to all other existing and future senior indebtedness of the Company and to present and future claims under insurance policies and annuity contracts issued by the Company.  All future payments of interest and principal on these internal surplus notes can be made only with the prior approval of the NE DOI.

(4)         Pacific Life previously terminated interest rate swaps converting the 1993 surplus notes and 2009 surplus notes to variable rate notes.  As a result, fair value hedge adjustments were recorded to the net carrying amount of each note and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The total unamortized fair value hedge adjustments as of December 31, 2020 for the 1993 surplus notes and 2009 surplus notes were $15 million and $117 million, respectively.  The total unamortized fair value hedge adjustments as of December 31, 2019 for the 1993 surplus notes and 2009 surplus notes were $19 million and $121 million, respectively.

(5)         As of December 31, 2020 and 2019, $1,056 million and $1,008 million, respectively, was outstanding on various real estate property related loans entered into by certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life.  These loans are secured by real estate properties.  Also included in other non-recourse debt is $49 million and $50 million as of

December 31, 2020 and 2019,  respectively, on a secured borrowing due to an unrelated third party.  The collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property.

(6)         This debt is secured by commercial real estate property and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.  See Note 3.

Interest expense is included in operating and other expenses and was $242 million, $266 million, and $238 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Certain of the Company’s debt instruments and credit facilities contain various administrative, reporting, legal, and financial covenants.  The Company believes it was in compliance with all such covenants as of December 31, 2020.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

	Surplus	Non-recourse
	Notes	Debt	Total
	(In Millions)
Years Ending December 31:
2021		$4	$4
2022		207	207
2023	$134	77	211
2024		224	224
2025		88	88
Thereafter	1,545	505	2,050
Total	$1,679	$1,105	$2,784

The table above excludes short-term debt, VIE debt, fair value hedge adjustments, and original issue discount fees of $5 million.

FVO DEBT

As of December 31, 2020 and 2019, the Company had FVO debt from CLOs classified as VIEs (Note 3) of $913 million and $910 million, respectively, with floating interest rates that range from three month LIBOR plus 1.09% to 6.68%, with maturities ranging from 2029 to 2031.  This debt is secured by syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

11.                   FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure fair value for financial assets and financial liabilities that are carried at fair value.  The determination of fair value requires the use of observable market data when available.  The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1              Unadjusted quoted prices for identical instruments in active markets.  Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2              Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3              Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial assets and liabilities that are carried at fair value as of December 31, 2020 and 2019.

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2020:
Assets:
U.S. Government		$66				$66
Obligations of states and political subdivisions		2,317	$43			2,360
Foreign governments		719				719
Corporate securities		58,802	2,876			61,678
RMBS		3,137	7			3,144
CMBS		1,994	50			2,044
Other asset-backed securities		2,339	512			2,851
Total fixed maturity securities	—	69,374	3,488	—	—	72,862

FVO securities		1,664				1,664

Other investments:
Trading securities		818				818
Equity securities	$19	13				32
Other investments (2)	5	362	11			378
Other investments measured at NAV (3)						1,498
Total other investments	24	1,193	11	—	—	2,726

Derivatives:
Foreign currency and interest rate swaps		187		$187	$(132)	55
Equity derivatives			1,267	1,267	(61)	1,206
Embedded derivatives			403	403		403
Total derivatives	—	187	1,670	1,857	(193)	1,664

Separate account assets:
Separate account assets	64,393					64,393
Separate account assets measured at NAV (3)						507
Total separate account assets (4)	64,393	—	—	—	—	64,900
Total	$64,417	$72,418	$5,169	$1,857	$(193)	$143,816

Liabilities:
FVO debt		$913				$913

Derivatives:
Foreign currency and interest rate swaps		167		$167	$(132)	35
Equity derivatives			$2	2	(61)	(59)
Embedded derivatives			5,312	5,312		5,312
Total derivatives	—	167	5,314	5,481	(193)	5,288
Total	—	$1,080	$5,314	$5,481	$(193)	$6,201

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2019:
Assets:
U.S. Government		$331				$331
Obligations of states and political subdivisions		1,642	$22			1,664
Foreign governments		600				600
Corporate securities		49,912	2,593			52,505
RMBS		3,149	40			3,189
CMBS		1,663	88			1,751
Other asset-backed securities		1,478	288			1,766
Total fixed maturity securities	—	58,775	3,031	—	—	61,806

FVO securities		1,584				1,584

Other investments:
Trading securities		702				702
Equity securities	$90	16				106
Other investments (2)	15	199	9			223
Other investments measured at NAV (3)						1,079
Total other investments	105	917	9	—	—	2,110

Derivatives:
Foreign currency and interest rate swaps		159		$159	$(79)	80
Equity derivatives			862	862	(248)	614
Embedded derivatives			295	295		295
Total derivatives	—	159	1,157	1,316	(327)	989

Separate account assets:
Separate account assets	59,772					59,772
Separate account assets measured at NAV (3)						420
Total separate account assets (4)	59,772	—	—	—	—	60,192
Total	$59,877	$61,435	$4,197	$1,316	$(327)	$126,681

Liabilities:
FVO debt		$910				$910

Derivatives:
Foreign currency and interest rate swaps		56		$56	$(79)	(23)
Equity derivatives			$38	38	(248)	(210)
Embedded derivatives			3,702	3,702		3,702
Total derivatives	—	56	3,740	3,796	(327)	3,469
Total	—	$966	$3,740	$3,796	$(327)	$4,379

(1)         Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty.

(2)         Excludes investments accounted for under the equity method of accounting.

(3)         Certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

(4)         Separate account assets are measured at fair value.  Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities.  Separate account liabilities are measured to equal the fair value of separate account assets.  Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value.  The following table lists information regarding these investments as of December 31, 2020.

Asset Class and Investment Strategy (1)	Fair Value	Redemption Frequency	Remaining Lock-Up Period	Redemption Notice Period	Outstanding Commitment
	($In Millions)
Private equity funds	$1,498	None (2)	N/A	N/A	$1,370

Separate account hedge funds	507	Monthly	None to 3 years	5 - 185 days	—
		Quarterly
		Semi-Annually
		Annually

Total measured at NAV	$2,005				$1,370

(1)         There are multiple Investment strategies within the separate account hedge funds investing in U.S. and international equity, fixed income, real estate, derivatives, and privately held companies.

(2)         Distributions by these investments are generated from liquidation of the underlying assets of the funds, which are determined by the general partner.  The Company is not aware of any announcements of planned liquidations.

FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date.  This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value and the controls that surround the valuation process.  The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, FVO, TRADING, AND EQUITY SECURITIES

The fair values of fixed maturity securities available for sale, FVO, trading, and equity securities are determined by management after considering external pricing sources and internal valuation techniques.  For securities with sufficient trading volume, prices are obtained from third party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value.  Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities.  The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value.  If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared.  Upon evaluation, the Company determines which source represents the best estimate of fair value.  Overrides of third-party prices to internally-developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio.  In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available.  Generally, this includes using an actively-traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds.  These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants, and risk managers.  Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third party pricing service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate.  Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3.  Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3.  Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process.  Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers.  Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades.  A group comprised of the Company’s investment accountants, portfolio managers and analysts, and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process.  These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable fair value.  Certain significant inputs used in determining the fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market.  These non-marketable equity securities are classified as Level 3 assets.  Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, FVO, trading, and equity securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures.  The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps.  The derivatives are valued using mid-market inputs that are predominantly observable in the market.  Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility, and equity index levels.  On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses.  Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants.  Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

All of the OTC derivatives were priced by valuation models as of December 31, 2020 and 2019.  A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2020.  Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps.  The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility, and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps.  Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts.  These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees, and broker quotations.  A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items.  As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3.  Below is a description of the Company’s fair value methodologies for these embedded derivatives.

Fair value is calculated as an aggregation of fair value and additional risk margins including behavior risk margin, mortality risk margin, and credit standing adjustment.  The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants.  Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•                  Behavior risk margin:  This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the fair value model could differ from actual experience.  This component includes assumptions about withdrawal utilization and lapse rates.

•                  Mortality risk margin:  This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•                  Credit standing adjustment:  This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value as a summarized total on the consolidated statements of financial condition.  The fair value of separate account assets is based on the fair value of the underlying assets.  Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported NAVs provided by fund managers daily and can be redeemed without restriction.  Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices.  Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 assets include fixed maturity securities.  The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2020	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2020
	(In Millions)
Obligations of states and political subdivisions	$22					$22		$(1)	$43
Corporate securities	2,593	$(31)	$20	$746	$(1,570)	1,488	$(109)	(261)	2,876
RMBS	40	(1)		14	(133)	110		(23)	7
CMBS	88		(10)	8	(41)	5			50
Other asset-backed securities	288		42	35	(284)	547		(116)	512
Total fixed maturity securities	3,031	(32)	52	803	(2,028)	2,172	(109)	(401)	3,488

Trading securities				2	(4)	4	(2)		—
Other investments	9	1				62	(61)		11

Derivatives, net: (1)
Equity derivatives	824	1,053				211		(823)	1,265
Embedded derivatives	(3,407)	(1,353)				(663)		514	(4,909)
Total derivatives	(2,583)	(300)	—	—	—	(452)	—	(309)	(3,644)

Total	$457	$(331)	$52	$805	$(2,032)	$1,786	$(172)	$(710)	$(145)

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2019	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2019
	(In Millions)
Obligations of states and political subdivisions	$23		$(1)						$22
Corporate securities	1,707	$(15)	134	$156	$(218)	$1,080	$(61)	$(190)	2,593
RMBS	10		1		(315)	383		(39)	40
CMBS	21		4	2	(61)	122			88
Other asset-backed securities	358	1	10	1	(171)	157	(17)	(51)	288
Total fixed maturity securities	2,119	(14)	148	159	(765)	1,742	(78)	(280)	3,031

Other investments	8					1			9

Derivatives, net: (1)
Equity derivatives	84	923				222		(405)	824
Embedded derivatives	(1,775)	(1,206)				(773)		347	(3,407)
Total derivatives	(1,691)	(283)	—	—	—	(551)	—	(58)	(2,583)

Total	$436	$(297)	$148	$159	$(765)	$1,192	$(78)	$(338)	$457

(1)         Excludes derivative net settlements of ($484) million and ($666) million for the years ended December 31, 2020 and 2019, respectively, that are recorded in net realized investment gain (loss).  Excludes synthetic GIC policy fees of $53 million and $49 million for the years ended December 31, 2020 and 2019, respectively, that are recorded in net realized investment gain (loss).  Excludes embedded derivative policy fees of $142 million and $132 million for the years ended December 31, 2020 and 2019, respectively, that are recorded in net realized investment gain (loss).

The transfers out of Level 3 fixed maturity securities of $2.0 billion for the year ended December 31, 2020 were driven by the discontinuation of matrix model pricing and use of market observable inputs in valuation methodologies, including the utilization of major independent pricing service information, as well as decreases in interest rates, offset by widening credit spreads.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2020:
Corporate securities	$7	$(6)	$(32)	$(31)
RMBS	(1)			(1)
Total fixed maturity securities	6	(6)	(32)	(32)

Other investments	1			1

Equity derivatives		1,053		1,053
Embedded derivatives		(1,353)		(1,353)
Total derivatives	—	(300)	—	(300)
Total	$7	$(306)	$(32)	$(331)

	Net	Net Realized
	Investment	Investment
	Income	Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2019:
Corporate securities	$7	$(10)	$(12)	$(15)
Other asset-backed securities		1		1
Total fixed maturity securities	7	(9)	(12)	(14)
Equity derivatives		923		923
Embedded derivatives		(1,206)		(1,206)
Total derivatives	—	(283)	—	(283)
Total	$7	$(292)	$(12)	$(297)

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2020	2019
	(In Millions)
Fixed maturity securities (1)	$55	$119

Derivatives, net: (2)
Equity derivatives	1,040	697
Embedded derivatives	(1,413)	(1,080)
Total	$(318)	$(264)

(1) Amounts are recognized in OCI.

(2) Amounts are recognized in net realized investment gain (loss).

The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement and the sensitivity of the fair value to changes in those inputs for Level 3 assets and liabilities as of December 31, 2020 ($ In Millions).

	Fair Value	Predominant	Significant	Range	Impact of Increase in
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)	Input on Fair Value (5)
Obligations of states and political subdivisions	$43	Discounted cash flow	Spread (1)	816-828 (825)	Decrease
		Market pricing	Quoted prices (2)	102-125 (106)	Increase

Corporate securities	2,876	Discounted cash flow	Spread (1)	95-1162 (297)	Decrease
		Market pricing	Quoted prices (2)	82-135 (102)	Increase

RMBS	7	Market pricing	Quoted prices (2)	102-159 (122)	Increase

CMBS	50	Discounted cash flow	Spread (1)	75-581 (535)	Decrease
			Prepayment rate	0%	N/A
			Default rate	0%	Decrease (6)
			Severity	0%	Decrease (6)

Other asset-backed securities	512	Discounted cash flow	Spread (1)	30-492 (170)	Decrease
		Market pricing	Quoted prices (2)	80-131 (109)	Increase
		Cap at call price	Call price	100	N/A

Other investments	11	Redemption value	Redemption value (3)	100	N/A

Equity derivatives (4)	1,265	Option pricing model	Equity volatility	7% - 78%	Increase (7)

Embedded derivatives (4)	(4,909)	Option pricing techniques	Equity volatility	7% - 78%	Increase (8)
			Mortality:
			Ages 0-40	0.01% - 0.17%	Decrease (9)
			Ages 41-60	0.05% - 0.55%	Decrease (9)
			Ages 61-120	0.31% - 100.00%	Decrease (9)
			Mortality improvement	0.00% - 4.59%	Increase (10)
			Withdrawal utilization	0.00% - 99.0%	Varies by product (11)
			Lapse rates	0.00% - 100%	Decrease (12)
			Credit standing adjustment	0.2% - 1.23%	Decrease (13)
Total	$(145)

(1)                     Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure, and credit quality.

(2)                     Independent third-party quotations were used in the determination of fair value.

(3)                     Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.

(4)                     Since the valuation methodology for equity derivatives and embedded derivatives uses a range of inputs that vary at the contract level, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

(5)                     The impact of a decrease in input would have the opposite impact on fair value as that presented in the table.  For any given annuity contract, each assumption varies throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6)                     Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)                     Changes in fair values are based on long U.S. dollar positions and will be inversely impacted for short U.S. dollar positions.

(8)                     Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, and vary by equity index.  The assumption is based on historical realized equity volatility.

(9)                     Mortality rates vary by age, gender, policy year, and mortality segments.  Mortality rate assumptions are based on Company experience.  There are two mortality segments: the plus segment consists of policies without a lifetime guaranteed minimum withdrawal benefits (GMWB) rider; the minus segment consists of policies with a lifetime GMWB rider.  An increase in the mortality assumption results in an increase (decrease) in the fair value for policies in the plus (minus) segment.  As of December 31, 2020, the majority of policies in scope are in the minus segment.

(10)              Mortality improvement varies by age, gender, calendar year, and mortality segment.  Mortality improvement assumptions are based on Company experience.  Mortality segments are defined in (9) above.  An increase in the mortality improvement assumption results in a decrease (increase) in the fair value for policies in the plus (minus) segment.

(11)              The withdrawal utilization assumption estimates the percentage of contractholders with a GMWB benefit who will elect to utilize the benefit.  The assumption varies by the type of GMWB, tax qualification status, policy size, and age at rider issue.  Withdrawal utilization assumptions are based on Company experience.  An increase in the withdrawal utilization assumption results in an increase (decrease) in the fair value for variable (fixed indexed) annuities.

(12)              Variable annuity lapse rates vary by policy size, commission option, single/joint life status, surrender charge duration, age, policy month, amount of time until the end of the rider utilization waiting period (if any), and the amount by which the guaranteed amount is greater than the account value.  Fixed indexed annuity lapse rates consist of a base lapse rate that varies by product and policy year, and a dynamic adjustment based on how the credited rate on the contract compares to competitor rates.  Lapse rate assumptions are based on Company experience.

(13)              The credit standing adjustment represents the Company’s nonperformance risk spread, and varies by duration.  The assumption is based on Barclays financial credit spreads.

NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at fair value on a nonrecurring basis.  The fair value measurement is nonrecurring as these assets are measured at fair value only when there is a triggering event (e.g., an evidence of impairment).  The following table presents assets measured at fair value (at the relevant remeasurement date) that are still held as of December 31, 2020 and 2019 (In Millions):

	December 31,
	December 31, 2020	December 31, 2019
Mortgage loans	$115	—

Mortgage Loans

The fair value after measurement for impaired mortgage loans was based on the valuation of the underlying real estate collateral net of estimated costs to sell.  These loans are classified as Level 3 assets.

The Company did not have any other significant nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2020 and 2019.

The carrying amount and fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	Fair Value	December 31, 2020		December 31, 2019
	Hierarchy	Carrying		Carrying
	Level	Amount	Fair Value	Amount	Fair Value
	(In Millions)
Assets:
Mortgage loans	Level 3	$17,842	$18,205	$16,388	$17,391
Policy loans	Level 3	7,700	7,700	7,950	7,950
Cash and cash equivalents	Level 1	5,490	5,490	6,097	6,097
Restricted cash	Level 1	16	16	14	14
Liabilities:
Funding agreements	Level 2	1,999	2,021	167	168
Annuity and deposit liabilities	Level 3	28,483	29,481	26,962	26,962
Short-term debt	Level 2	187	187	113	113
Long-term debt	Level 2	4,596	5,128	4,449	4,785

This table excludes the following financial instruments: accrued investment income receivables and payables, cash collateral liability for securities lending, and collateral receivables and payables for derivatives.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates.  The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2020 and 2019:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts.  Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS

The primary methods used to estimate the fair value of funding agreements are based on the rates currently offered for deposits of similar remaining maturities, or discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily include fixed indexed and fixed rate deferred annuities without mortality or morbidity risks and structured settlement and other payout annuities without life contingencies.  Fixed indexed and fixed rate deferred annuities, which can be withdrawn upon demand, are carried at the accumulated account values, which approximate fair value.  Fixed indexed annuity embedded derivatives are presented separately from annuity and deposit liabilities.  The fair value of structured settlement and other payout annuities without life contingencies is estimated based on discounted cash flow methodologies using observable and unobservable inputs.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.  The fair value of long-term debt is based on market quotes or discounting estimated future cash flows using market rates, except for certain VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

12.                   OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity.  The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on		Gain (Loss)
	Securities Available		on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Millions)
Balance, December 31, 2017	$1,537		$93	$(17)	$1,613
Cumulative effect of adoption of accounting change (Note 1)	(3)				(3)
Revised balance, January 1, 2018	1,534		93	(17)	1,610
Change in OCI before reclassifications	(1,978	)(2)	30	(8)	(1,956)
Income tax (expense) benefit	416		(6)		410
Loss reclassified from AOCI	12		12
Income tax benefit	(3)				(3)
Balance, December 31, 2018	(19)		117	(25)	73
Change in OCI before reclassifications	3,177	(2)	6	9	3,192
Income tax expense	(667)			(2)	(669)
(Gain) loss reclassified from AOCI	14		(5)		9
Income tax expense (benefit)	(3)		1		(2)
Balance, December 31, 2019	2,502		119	(18)	2,603
Change in OCI before reclassifications	2,440	(2)	(50)	11	2,401
Income tax (expense) benefit	(510)		11	(5)	(504)
(Gain) loss reclassified from AOCI	30		(1)		29
Income tax benefit	(6)				(6)
Balance, December 31, 2020	$4,456		$79	$(12)	$4,523

(1)         See Note 4 and Note 8 for information related to DAC and future policy benefits.

(2)         Includes allocation of the combined net holding increase (reduction) from DAC, URR, and future policy benefits of ($1,323) million, ($1,507) million, and $848 million for the years ended December 31, 2020, 2019, and 2018, respectively.

RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations.  Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2020	2019	2018
	(In Millions)
Unrealized (gain) loss on securities available for sale, net:
Sale of securities available for sale (1)	$(31)	$(5)	$3
OTTI recognized on securities available for sale (2)	61	19	9
Total unrealized (gain) loss on securities available for sale, net	30	14	12

Derivatives reclassification, net	(1)	(5)

Total amounts reclassified from AOCI	$29	$9	$12

Location on the consolidated statements of operations:

(1) Net realized investment gain (loss)

(2) OTTI

13.                   REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk.  The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.  Reinsurance receivables, included in other assets, were $1,398 million and $1,157 million as of December 31, 2020 and 2019, respectively.  Reinsurance payables, included in other liabilities, were $228 million and $290 million as of December 31, 2020 and 2019, respectively.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Direct premiums	$2,963	$2,761	$1,719
Reinsurance assumed (1)	903	938	996
Reinsurance ceded	(471)	(434)	(437)
Insurance premiums	$3,395	$3,265	$2,278

(1)         Included are $69 million, $56 million and $56 million of assumed premiums from PLRL for each of the years ended December 31, 2020, 2019, and 2018, respectively.

14.                   INCOME TAXES

The provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Current	$(162)	$142	$(133)
Deferred	(111)	(77)	207
Total	$(273)	$65	$74

A reconciliation of the provision (benefit) for income taxes from continuing operations based on the Federal corporate statutory tax rate of 21% for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2020	2019	2018
	(In Millions)
Provision (benefit) for income taxes at the statutory rate	$(165)	$129	$162
Benefit of NOL carryback under CARES Act	(84)
Dividends received deduction	(31)	(31)	(31)
Tax credits	(17)	(24)	(33)
Remeasurement of operating deferred taxes	(49)
Tax on foreign investments	10
Foreign tax credit adjustments	8	5	41
Other	6	(14)	(16)
Provision (benefit) for income taxes from continuing operations	$(273)	$65	$74

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,
	2020	2019
	(In Millions)
Deferred tax assets:
Investments including derivatives	$872	$638
Policyholder reserves	719	610
Deferred compensation	62	65
Other	165	148
Total deferred tax assets	1,818	1,461

Deferred tax liabilities:
DAC	(770)	(715)
Derivatives	(622)	(540)
Partnership investments	(78)	(67)
Depreciation	(106)	(8)
Other	(10)	(10)
Total deferred tax liabilities	(1,586)	(1,340)

Net deferred tax asset	232	121
Unrealized gain on derivatives and securities available for sale	(1,206)	(701)
Other adjustments	4	9
Net deferred tax liability	$(970)	$(571)

The Company does not have any NOL or tax credit carryovers as of December 31, 2020.

Management has assessed that it is more likely than not that the Company’s deferred tax assets as of December 31, 2020 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (In Millions):

Balance as of January 1, 2018	$—
Increase - prior year positions	41
Balance as of December 31, 2018	41
Increase - prior year positions	5
Increase - current year positions	41
Balance as of December 31, 2019	87
Increase - prior year positions	18
Balance as of December 31, 2020	$105

As of December 31, 2020, the Company had $105 million of unrecognized tax benefit which relate primarily to foreign tax credits previously claimed and state tax on intercompany transactions.

The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities.  The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016, and will begin the examination of tax years 2017 and 2018 in the first quarter of 2021.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals.  The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals.  The Company does not expect the current Federal and California audits to result in any material assessments.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system.  Following the guidance in Staff Accounting Bulletin No. 118, the Company recorded certain effects of the Act as provisional estimates for the year ended December 31, 2017 and completed the accounting for the tax impact of the Act based on legislative updates during the year ended December 31, 2018.

Specifically, an adjustment was recorded during the year ended December 31, 2018 for additional income tax benefit of $49 million for the remeasurement of the Company’s U.S. net deferred tax liabilities as a result of certain tax positions taken on the 2017 tax return filing.

15.                   TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the PSF, the Pacific Funds Series Trust (PFST), and the Pacific Life Investment Grade Trade Receivable Fund.  Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios.  These fees, included in investment advisory fees, amounted to $251 million, $300 million, and $334 million for the years ended December 31, 2020, 2019, and 2018, respectively.  Pacific Life provides general administrative or investment management services to PMHC, PLC and other affiliates.  These fees amounted to $17 million, $11 million, and $13 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Additionally, the PSF and PFST have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable life insurance policyholders and variable annuity contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services.  For the years ended December 31, 2020, 2019, and 2018, PSD received $93 million, $100 million, and $111 million, respectively, in service and other fees from the PSF and PFST, which are recorded in other income.

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A.  Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are insurance contracts with the affiliated assignment company with contract values of $4.6 billion and $4.4 billion as of December 31, 2020 and 2019, respectively.  Related to the insurance contracts, Pacific Life and PL&A received $368 million, $567 million and $469 million of insurance premiums and paid $292 million, $270 million, and $235 million of policy benefits for the years ended December 31, 2020, 2019, and 2018, respectively.  In addition, included in the liability for policyholder account balances are investment contracts with the affiliated assignment company of $4.0 billion and $3.7 billion as of December 31, 2020 and 2019, respectively.

16.                   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in mortgage loans, limited partnerships, fixed maturity securities, and other investments, as follows (In Millions):

			Fixed Maturity
		Limited	Securities and
Years Ending December 31:	Mortgage Loans	Partnerships	Other Investments	Total
2021	$438	$588	$1,278	$2,304
2022	309	372		681
2023	210	350		560
2024	22	325		347
2025		296		296
Thereafter		331	2	333
Total	$979	$2,262	$1,280	$4,521

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rent expense, which is included in operating and other expenses, in connection with these leases was $12 million, $10 million, and $10 million for the years ended December 31, 2020, 2019, and 2018, respectively.  Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:
2021	$11
2022 through 2025	40
2026 and thereafter	18
Total	$69

Pacific Life entered into agreements with PLRL, Pacific Life Re (Australia) Pty Limited (PLRA) and, effective in 2020, of Pacific Life Re International Limited (RIBM), all such entities being wholly owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL, PLRA, and RIBM, respectively.  These guarantees are secondary to the guarantee provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRL, PLRA, or RIBM (in respect in their guarantees) and Pacific LifeCorp.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life had an agreement with Pacific Life Reinsurance Company II Limited (PLRC), an exempt life insurance company domiciled in Barbados and wholly owned by Pacific Life, to guarantee the performance of reinsurance obligations of PLRC. Effective in 2020, all business in PLRC has been novated out of the entity and into RGBM and the Canada branch of PLRL. PLRC was subsequently dissolved in December of 2020.

Pacific Life guarantees the performance of reinsurance obligations of PLRL, including the reinsurance obligations assumed by its Canada Branch, which includes the business novated from PLRC.  Effective in 2020, Pacific Life entered into an agreement with RGBM to guarantee the reinsurance obligations of the business novated from PLRC.  Management believes that additional obligations related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to 165 million pound sterling to PLRL.  This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp.  Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company.  In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements.  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the Dividends Received Deduction (DRD).  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Tax Cuts and Jobs Act in December 2017, DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  The Company is also subject to state and federal regulatory inquiries and examinations from time to time, which could result in fines or penalties.  Because the amounts of these types of indemnifications and regulatory actions are often not explicitly stated, the overall maximum amount of the obligation under such indemnifications and regulatory actions cannot be reasonably estimated.  The Company has not historically made material payments for these matters.  While the estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, the Company may record a contingent reserve for such matters.  Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies.  These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated.  The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has ceded and assumed reinsurance contracts in place with a reinsurer whose financial stability has deteriorated.  In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer.  As of December 31, 2020, the Company did record an immaterial impairment, though the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s consolidated financial statements.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 7 for discussion of contingencies related to derivative instruments.

See Note 14 for discussion of other contingencies related to income taxes.